EQ Advisors TrustSM

Prospectus dated May 1, 2005

This Prospectus describes forty-seven (47) Portfolios* offered by EQ Advisors Trust and the Class IB shares offered by the Trust on behalf of each Portfolio that you can choose as investment alternatives. Each Portfolio has its own investment objective and strategies that are designed to meet different investment goals. This Prospectus contains information you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

Domestic Stock Portfolios

EQ/Alliance Common Stock

EQ/Alliance Growth and Income

EQ/Alliance Large Cap Growth**

EQ/Alliance Small Cap Growth

EQ/Bear Stearns Small Company Growth**

EQ/Bernstein Diversified Value

EQ/Boston Advisors Equity Income**

EQ/Calvert Socially Responsible

EQ/Capital Guardian Growth

EQ/Capital Guardian Research

EQ/Capital Guardian U.S. Equity

EQ/Equity 500 Index

EQ/Evergreen Omega

EQ/FI Mid Cap

EQ/FI Small/Mid Cap Value

EQ/Janus Large Cap Growth

EQ/JP Morgan Value Opportunities

EQ/Lazard Small Cap Value

EQ/Lord Abbett Growth and Income

EQ/Lord Abbett Large Cap Core

EQ/Lord Abbett Mid Cap Value

EQ/Marsico Focus

EQ/Mercury Basic Value Equity

EQ/Mergers and Acquisitions**

EQ/MFS Emerging Growth Companies

EQ/MFS Investors Trust

EQ/Montag & Caldwell Growth**

EQ/Small Company Index

EQ/Small Company Value**

EQ/TCW Equity**

EQ/UBS Growth and Income**

EQ/Van Kampen Comstock

EQ/Van Kampen Mid Cap Growth

EQ/Wells Fargo Montgomery Small Cap

International Stock Portfolios

EQ/Alliance International

EQ/Capital Guardian International

EQ/International Growth**

EQ/Mercury International Value

EQ/Van Kampen Emerging Markets Equity**

Fixed Income Portfolios

EQ/Alliance Intermediate Government Securities

EQ/Alliance Quality Bond

EQ/Caywood-Scholl High Yield Bond**

EQ/J.P. Morgan Core Bond

EQ/Long Term Bond**

EQ/Money Market

EQ/PIMCO Real Return**

EQ/Short Duration Bond**

*	Not all of these Portfolios may be available in your variable life or annuity product. In addition, certain of these Portfolios may be available only as underlying investment portfolios of the AXA Allocation Portfolios and may not be available directly as an investment option in your variable life or annuity product. Please consult your product prospectus to see which Portfolios are available under your contract.
**	Reflects the name of the Portfolio effective May 9, 2005. Please see next page “Overview” for name changes.

The Securities and Exchange Commission has not approved or disapproved any Portfolio’s shares or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Version #7

(35414)

EQ Advisors Trust

Overview

EQ ADVISORS TRUST

EQ Advisors Trust (the “Trust”) consists of fifty-eight (58) distinct mutual funds, each with its own investment strategy and risk/reward profile. This Prospectus describes the Class IB shares of forty-seven (47) of the Trust’s Portfolios. Each Portfolio is a diversified Portfolio, except for the EQ/Lazard Small Cap Value Portfolio, the EQ/Van Kampen Emerging Markets Equity Portfolio, the EQ/Mergers and Acquisitions Portfolio and the EQ/Marsico Focus Portfolio, which are non-diversified Portfolios. Information on each Portfolio, including investment objectives, investment strategies and investment risks can be found on the pages following this Overview. In addition, a Glossary of Terms is provided at the back of this Prospectus.

The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (the “Contracts”) issued by AXA Equitable Life Insurance Company (“AXA Equitable”) (formerly known as “The Equitable Life Assurance Society of the United States” or “Equitable”), AXA Life and Annuity Company, MONY Life Insurance Company, MONY Life Insurance Company of America, other affiliated or unaffiliated insurance companies and to The Equitable Investment Plan for Employees, Managers and Agents (“Equitable Plan”). Shares also may be sold to other tax-qualified retirement plans. The Prospectus is designed to help you make informed decisions about the Portfolios that are available under your Contract or under the Equitable Plan or other retirement plan. You will find information about your Contract and how it works in the accompanying prospectus for the Contracts if you are a Contractholder or participant under a Contract. Please read that prospectus carefully and retain it for future reference.

AXA Equitable, through its AXA Funds Management Group unit (the “Manager”), is the investment manager to each Portfolio. The day-to-day portfolio management of each Portfolio is provided by investment sub-advisers (the “Advisers”). Information regarding the Manager and the Advisers is included under “Management of the Trust” and “About the Investment Portfolios” in this Prospectus. The Manager has been granted relief by the Securities and Exchange Commission to appoint, dismiss and replace Advisers and amend advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval (the “Multi-Manager Order”). The Manager also may allocate a Portfolio’s assets to additional Advisers subject to approval of the Trust’s Board of Trustees. In such circumstances, shareholders would receive notice of such action.

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these Portfolios, be sure to read all risk disclosures carefully before investing.

Information on Name Changes
Portfolio Name Prior to May 9, 2005	Portfolio Name On May 9, 2005
EQ/Alliance Premier Growth	EQ/Alliance Large Cap Growth
EQ/Enterprise Mergers and Acquisitions	EQ/Mergers and Acquisitions
EQ/Enterprise Small Company Value	EQ/Small Company Value
EQ/Enterprise Growth	EQ/Montag & Caldwell Growth
EQ/Enterprise Equity	EQ/TCW Equity
EQ/Enterprise Growth and Income	EQ/UBS Growth and Income
EQ/Enterprise International Growth	EQ/International Growth
EQ/Emerging Markets Equity	EQ/Van Kampen Emerging Markets Equity
EQ/Enterprise High-Yield Bond	EQ/Caywood–Scholl High Yield Bond
EQ/MONY Long Term Bond	EQ/Long Term Bond
EQ/Enterprise Total Return	EQ/PIMCO Real Return
EQ/Enterprise Short Duration	EQ/Short Duration Bond
EQ/Enterprise Small Company Growth	EQ/Bear Stearns Small Company Growth
EQ/Enterprise Equity Income	EQ/Boston Advisors Equity Income

2	Overview	EQ Advisors Trust

EQ Advisors Trust	Table of contents	3

1. About the investment portfolios

This section of the Prospectus provides a more complete description of the principal investment objectives, strategies, and risks of each of the Portfolios. Of course, there can be no assurance that any Portfolio will achieve its investment objective. The investment objective of a Portfolio is not a fundamental policy and may be changed without a shareholder vote.

As described more fully on the following pages, the EQ/Alliance Common Stock, EQ/Alliance Large Cap Growth, EQ/Alliance Small Cap Growth, EQ/Capital Guardian U.S. Equity, EQ/Bear Stearns Small Company Growth, EQ/Boston Advisors Equity Income, EQ/Equity 500 Index, EQ/FI Mid Cap, EQ/FI Small/Mid Cap Value, EQ/Janus Large Cap Growth, EQ/Lazard Small Cap Value, EQ/Lord Abbett Large Cap Core, EQ/Lord Abbett Mid Cap Value EQ/Mercury Basic Value Equity, EQ/Small Company Index, EQ/Small Company Value, EQ/TCW Equity, EQ/Van Kampen Emerging Markets Equity, EQ/ Van Kampen Mid Cap Growth, EQ/Wells Fargo Montgomery Small Cap, EQ/Alliance Intermediate Government Securities, EQ/Alliance Quality Bond, EQ/Caywood-Scholl High-Yield Bond, EQ/J.P. Morgan Core Bond, EQ/Long Term Bond, EQ/Money Market, EQ/Short Duration Bond Portfolios each have a policy that it will invest 80% of its net assets in the particular type of investment suggested by its name. The EQ/Mercury International Value and EQ/Van Kampen Comstock Portfolios each have a policy that it will invest 80% of its net assets in a particular type of investment. This policy may not be changed without providing sixty (60) days’ written notice to the shareholders of the affected Portfolio.

For temporary defensive purposes, each Portfolio (other than the EQ/Equity 500 Index, EQ/Small Company Index, EQ/Long Term Bond and EQ/Money Market Portfolios) may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that a Portfolio is invested in these instruments, the Portfolio will not be pursuing its investment goal.

Please note that:

•	A fuller description of each of the principal risks and of the benchmarks is included in the section “More Information on Principal Risks and Benchmarks,” which follows the description of each Portfolio in this section of the Prospectus.

•	Additional information concerning each Portfolio’s strategies, investments, and risks can also be found in the Trust’s Statement of Additional Information.

4	About the investment portfolios	EQ Advisors Trust

Domestic Stock Portfolios

EQ/Alliance Common Stock Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio generally invests at least 80% of its net assets, plus borrowings for investment purposes, in common stocks. The Portfolio also invests in other equity-type securities (such as preferred stock or convertible debt) that the Adviser believes will share in the growth of the economy over a long-term period.

The Portfolio will invest primarily in common stocks that are listed on national securities exchanges. Smaller amounts may be invested in stocks that are traded over-the-counter, which generally include stocks of companies with small market capitalization. The Portfolio generally will not invest more than 20% of its total assets in foreign securities.

The Portfolio invests in both growth-oriented and value-oriented stocks of companies of any size. By combining growth and value in a single portfolio, the Adviser seeks to smooth performance over time and to ensure that premiums are driven by security selection. The Adviser seeks to invest the growth portion of the Portfolio in companies with strong business models and market positions that offer the prospect of sustained, superior earnings growth. Relying on a bottom-up stock selection process driven by fundamental research, the Adviser seeks to identify such companies at an early stage. The Adviser seeks to invest the value portion of the Portfolio in companies that are trading at a discount to their long-term earnings power, usually because of a situation the Adviser’s research suggests will be temporary. The Adviser may also own securities if they reduce portfolio risk or are diversifying to the Portfolio. The Adviser relies on a disciplined stock selection process that combines fundamental research and financial forecasts to seek to identify such companies.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general stock market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Foreign Securities Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for each of the last ten calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Common Stock Portfolio) managed by the Adviser using the same investment objectives and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Common Stock Portfolio whose inception date is January 13, 1976, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return*

Best quarter (% and time period)	Worst quarter (% and time period)
28.34% (1998 4th Quarter)	–19.34% (2002 2nd Quarter)

Average Annual Total Returns*
	One Year	Five Years	Ten Years
EQ/Alliance Common Stock Portfolio — Class IB Shares	14.12%	–2.72%	11.58%
S&P 500 Index**	10.88%	–2.30%	12.07%
*	For periods prior to the commencement of Class IB Shares (October 2, 1996), performance information shown is the performance of Class IA shares adjusted to reflect the 12b-1 fees paid by Class IB shares.
**	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does

EQ Advisors Trust	About the investment portfolios	5

Domestic Stock Portfolios (continued)

not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Alliance Common Stock Portfolio	Class IB Shares
Management Fee	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses*	0.77%
*	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2004 were 0.68%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$79
3 Years	$246
5 Years	$428
10 Years	$882

WHO MANAGES THE PORTFOLIO

Alliance Capital Management L.P. (“Alliance Capital”), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2004, Alliance Capital had approximately $539 billion in assets under management.

The management of and investment decisions for the Portfolio are made by the Blend Investment Policy Team, comprised of senior Blend portfolio managers. The Blend Investment Policy Team relies heavily on Alliance Capital’s growth, value and fixed-income investment teams and, in turn, the fundamental research of Alliance Capital’s large internal research staff. Day-to-day responsibilities for coordinating the portfolio’s investments resides with Seth Masters, the Chief Investment Officer (“CIO”) of the Blend Investment Policy Team.

Mr. Masters has served as CIO — Style Blend and Core Equity services and headed the US and global style blend teams since 2002. He serves on Alliance Capital’s Executive Committee, a group of key senior professionals responsible for managing the firm, enacting key strategic initiatives and allocating resources. From 1994-2002, Mr. Masters was CIO — Emerging Markets Value equities.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

6	About the investment portfolios	EQ Advisors Trust

EQ/Alliance Growth and Income Portfolio

INVESTMENT OBJECTIVE: Seeks to provide a high total return.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in dividend-paying common stocks of carefully selected high-quality, large capitalization companies (currently considered by the Adviser to mean companies with market capitalizations of at least $1 billion at the time of purchase). The Portfolio also may invest in fixed-income and convertible securities. The Portfolio seeks to maintain a portfolio yield above that of issuers comprising the S&P 500 and to achieve (in the long run) a rate of growth in Portfolio income that exceeds the rate of inflation.

The Portfolio may also invest in securities convertible into common stocks, which include convertible bonds, convertible preferred stocks and convertible warrants, and in investment grade corporate bonds, notes and debentures and in U.S. Government Securities. The Portfolio may also invest up to 30% of its total assets in high yield, high risk convertible securities rated at the time of purchase below investment grade (so-called “junk bonds”) (i.e., rated BB or lower by S&P or Ba or lower by Moody’s), or, if unrated, determined by the Adviser to be of comparable quality.

The Portfolio does not expect to invest more than 25% of its total assets in foreign securities, although it may do so without limit. It may enter into foreign currency futures contracts (and related options), forward foreign currency exchange contracts and options on currencies for hedging purposes.

The Portfolio may also write covered call and put options on securities and securities indices for hedging purposes or to enhance its return and may purchase call and put options on securities and securities indices for hedging purposes. The Portfolio may also purchase and sell securities index futures contracts and may write and purchase options thereon for hedging purposes.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Junk Bond and Lower Rated Securities Risk

•	Foreign Securities Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for each of the last ten calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Growth and Income Portfolio) managed by the Adviser using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Growth and Income Portfolio whose inception date is October 1, 1993, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on December 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

EQ Advisors Trust	About the investment portfolios	7

Domestic Stock Portfolios (continued)

Calendar Year Annual Total Return*

Best quarter (% and time period)	Worst quarter (% and time period)
26.21% (1998 4th Quarter)	–17.14% (2002 3rd Quarter)

Average Annual Total Returns*
	One Year	Five Years	Ten Years
EQ/Alliance Growth and Income Portfolio — Class IB Shares	12.45%	4.32%	12.69%
Russell 1000 Value Index**	16.49%	5.27%	13.38%
*	For periods prior to the inception of Class IB Shares (May 1, 1997), performance information shown is the performance of Class IA shares adjusted to reflect the 12b-1 fees paid by Class IB shares.
**	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Alliance Growth and Income Portfolio	Class IB Shares
Management Fee	0.56%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses*	0.86%
*	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2004 were 0.80%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$88
3 Years	$274
5 Years	$477
10 Years	$989

WHO MANAGES THE PORTFOLIO

Alliance Capital Management L.P. (“Alliance Capital”), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2004, Alliance Capital had approximately $539 billion in assets under management.

The management of and investment decisions for the Portfolio are made by the Relative Value Investment Team. The Relative Value Investment Team relies heavily on the fundamental analysis and research of Alliance Capital’s large internal research staff. While all members of the team work jointly to determine the investment strategy, including security selection, Aryeh Glatter is responsible for day-to-day management of the Portfolio.

Mr. Glatter is Vice President and US Relative Value Portfolio Manager. He has had portfolio management responsibility for more than 5 years prior thereto. Mr. Glatter joined Alliance Capital in 1993 and served as an equity analyst in the small-cap area following consumer related industries, primarily the retailing, leisure, consumer products, apparel and lodging industries.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

8	About the investment portfolios	EQ Advisors Trust

EQ/Alliance Large Cap Growth Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of large capitalization companies (currently considered by the Adviser to mean companies with market capitalization within the range of companies in the Russell 1000 Growth Index at the time of initial investment). The market capitalization of companies included in this index fluctuates with the markets and was approximately $495 million to $385 billion as of December 31, 2004.

The Portfolio invests primarily in equity securities of a limited number of large, carefully selected high-quality United States companies that the Adviser believes are likely to achieve superior earnings growth. The Portfolio is diversified for purposes of the Investment Company Act of 1940 (“1940 Act”), however it may still be relatively concentrated. The Adviser selects the Portfolio’s investments from a research universe of more than 500 companies that the Adviser believes have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. An emphasis is placed on identifying securities of companies whose substantially above-average prospective earnings growth is not fully reflected in current market valuations.

Normally, the Portfolio invests in about 40-60 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio’s net assets. In managing the Portfolio, the Adviser seeks to capitalize on apparently unwarranted price fluctuations both to purchase or increase positions on weakness and to sell or reduce overpriced holdings. The Portfolio normally remains nearly fully invested and does not take significant cash positions for market timing purposes. During market declines, while adding to positions in favored stocks, the Portfolio generally becomes somewhat more aggressive, gradually reducing the number of companies represented in its holdings. Conversely, in rising markets, while reducing or eliminating fully valued positions, the Portfolio generally becomes somewhat more conservative, gradually increasing the number of companies represented in its holdings. Through this approach, the Adviser seeks to gain positive returns in good markets while providing some measure of protection in poor markets.

The Adviser expects the average market capitalization of companies represented in the Portfolio normally to be in the range, or in excess, of the average market capitalization of companies included in the S&P 500.

The Portfolio may invest up to 20% of its net assets in convertible securities and 20% of its total assets in securities of foreign issuers.

The Portfolio may write covered exchange-traded call options on its securities of up to 15% of its total assets, and purchase and sell exchange-traded call and put options on common stocks written by others of up to, for all options, 10% of its total assets.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Focused Portfolio Risk

•	Foreign Securities Risk

•	Growth Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for each of the last five calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The commencement date for this Portfolio is May 1, 1999. The table below shows the Portfolio’s average annual total returns for the Portfolio for one year, five years and since inception through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)
11.52% (2003 2nd Quarter)	–19.76% (2001 3rd Quarter)

EQ Advisors Trust	About the investment portfolios	9

Domestic Stock Portfolios (continued)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Alliance Large Cap Growth Portfolio — Class IB Shares	8.39%	–10.62%	–6.61%
Russell 1000 Growth Index*	6.30%	–9.29%	–4.55%
*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Alliance Large Cap Growth Portfolio	Class IB Shares
Management Fee	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	1.20%
Less Fee Waiver/Expense Reimbursement*	(0.10)%
Net Total Annual Portfolio Operating Expenses**	1.10%
*	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2004 were 1.04%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$112
3 Years	$371
5 Years	$650
10 Years	$1,376

WHO MANAGES THE PORTFOLIO

Alliance Capital Management L.P. (“Alliance Capital”), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio since the Portfolio commenced its operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2004, Alliance Capital had approximately $539 billion in assets under management.

The management of and investment decisions for the Portfolio are made by Alliance Capital’s US Large Cap Growth Team, which is responsible for management of all of Alliance Capital’s US Large Cap Growth accounts. The US Large Cap Growth Investment Team relies heavily on the fundamental analysis and research of Alliance Capital’s large internal research staff. While all members of the team work jointly to determine the investment strategy, including security selection, Thomas G. Kamp is responsible for day-to-day management of the Portfolio.

Mr. Kamp is Senior Vice President and US Large Cap Growth Portfolio Manager. He joined Alliance Capital as a Portfolio Manager in 1993.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

10	About the investment portfolios	EQ Advisors Trust

EQ/Alliance Small Cap Growth Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in U.S. common stocks and other equity-type securities issued by smaller companies with favorable growth prospects. The Portfolio may at times invest in companies in cyclical industries, companies whose securities are temporarily undervalued, companies in special situations (e.g., change in management, new products or changes in customer demand) and less widely known companies.

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of small capitalization companies (currently considered by the Adviser to mean companies with market capitalization at or below $3 billion at the time of initial purchase). The Portfolio engages in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

When market or financial conditions warrant, the Portfolio may invest in other equity-type securities (such as preferred stocks and convertible debt instruments) and investment grade corporate fixed income securities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Equity Risk

•	Growth Investing Risk

•	Liquidity Risk

•	Portfolio Turnover Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for each of the last seven calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for one year, five years, and since inception through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Small Cap Growth Portfolio) managed by the Adviser using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Small Cap Growth Portfolio whose inception date is May 1, 1997, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)
28.02% (1999 4th Quarter)	–28.09% (1998 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Alliance Small Cap Growth Portfolio — Class IB Shares	13.96%	2.04%	7.20%
Russell 2500 Growth Index*	14.59%	–2.32%	7.62%
*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does

EQ Advisors Trust	About the investment portfolios	11

Domestic Stock Portfolios (continued)

not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Alliance Small Cap Growth Portfolio	Class IB Shares
Management Fee	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses*	1.06%
*	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2004 were 0.98%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$108
3 Years	$337
5 Years	$585
10 Years	$1,224

WHO MANAGES THE PORTFOLIO

Alliance Capital Management L.P. (“Alliance Capital”), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2004, Alliance Capital had $539 billion in assets under management.

The management of and investment decisions for the Portfolio are made by Alliance Capital’s US Small/SMID Cap Growth Investment Team, which is responsible for management of all of Alliance Capital’s US Small/SMID Cap Growth accounts. The US Small/SMID Cap Growth Investment Team relies heavily on the fundamental analysis and research of the US Small/SMID Cap Growth Team. In addition, the team draws upon the research of Alliance Capital’s industry analysts as well as other portfolio management teams. The four members of the US Small/SMID Cap Growth Investment Team with the most significant responsibility for the day-to-day management of the Portfolio are: Bruce Aronow, Samantha Lau, Mark Attalienti and Kumar Kirpalani.

Bruce Aronow Senior Vice President, Portfolio Manager/Research Analyst, serves as team leader for the Small/SMID Cap Growth product and is also responsible for research and portfolio management for the Small/SMID Cap Growth consumer/commercial sectors. Mr. Aronow joined Alliance Capital in 1999 and has had portfolio management responsibilities since that time.

Samantha Lau joined Alliance Capital as an Investment Professional in 1999 and is responsible for research and portfolio management for the Small Cap/SMID Growth technology sector.

Mark Attalienti joined Alliance Capital as an Investment Professional in 1999 and is responsible for research and portfolio management for the Small Cap/SMID Growth healthcare sector.

Kumar Kirpalani joined Alliance Capital as an Investment Professional in 1999 and is responsible for research and portfolio management for the Small Cap/SMID Growth industrials sector.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

12	About the investment portfolios	EQ Advisors Trust

EQ/Bear Stearns Small Company Growth Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. small-capitalization companies. For these purposes, small-capitalization companies are companies with market capitalization within the range of companies in the Russell 2000 Growth Index at the time of initial investment. The market capitalization of companies included in this index fluctuates with the markets and was approximately $10 thousand to $6.2 billion as of December 31, 2004. It is anticipated that at the time of initial investment, the market capitalization of companies for the Portfolio will generally be between $200 million and $2 billion.

The Portfolio invests primarily in common stocks but also may invest in other types of equity securities, including convertible securities.

The Adviser employs a systematic approach to selecting portfolio securities. As part of its systematic approach, the Adviser screens the U.S. equity universe of stocks with market capitalizations between $200 million and $2 billion, low price-to-sales ratios, increasing earnings, and strong price appreciation.

Once a stock has been acquired for the Portfolio, the Adviser may purchase additional shares of such stock for the Portfolio even if the market capitalization of the company exceeds $2 billion, provided that the company’s market capitalization does not exceed the maximum market capitalization of companies included in the Russell 2000 Growth Index at the time of such additional investment.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Equity Risk
•	Growth Investing Risk
•	Liquidity Risk
•	Small-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for each of the last six calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser managed the Portfolio prior to December 13, 2004.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Small Company Growth Portfolio, a series of Enterprise Accumulation Trust) managed by the Adviser using the same investment objectives and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Small Company Growth Portfolio whose inception date is December 1, 1998, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return*

Best quarter (% and time period)	Worst quarter (% and time period)
33.23% (1999 4th Quarter)	–23.21% (2001 3rd Quarter)

Average Annual Total Returns*
	One Year	Five Years	Since Inception
EQ/Bear Stearns Small Company Growth Portfolio — Class IB Shares	12.50%	0.62%	9.67%
Russell 2000 Growth Index**,†	14.31%	–3.57%	4.42%
Russell 2000 Index**	18.33%	6.61%	9.83%
*	For periods prior to the commencement of Class IB Shares (July 9, 2004), performance information shown is the performance of the shares of the predecessor portfolio.

EQ Advisors Trust	About the investment portfolios	13

Domestic Stock Portfolios (continued)

**	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”
†	Effective May 1, 2005 this index replaced the Russell 2000 Index as the Portfolio’s benchmark because we feel that this index reflects more closely the sectors in which the Portfolio invests.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses* (expenses that are deducted from Portfolio assets)
EQ/Bear Stearns Small Company Growth Portfolio	Class IB Shares
Management Fee	1.00%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.18%
Total Annual Portfolio Operating Expenses	1.43%
Less Fee Waiver/Expense Reimbursement**	(0.13)%
Net Total Annual Portfolio Operating Expenses***	1.30%
*	Expenses of the Portfolio for the last fiscal year include the expenses of the Portfolio’s predecessor restated to reflect current fees.
**	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Total Annual Portfolio Operating Expenses for Class IB Shares of the Portfolio for the fiscal year ended December 31, 2004.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IB Shares
1 Year	$132
3 Years	$440
5 Years	$769
10 Years	$1,702

WHO MANAGES THE PORTFOLIO

Bear Stearns Asset Management Inc. (“Bear Stearns”), 383 Madison Avenue, New York, New York 10179, is the Adviser to the Portfolio. Bear Stearns manages money for corporations, municipal governments, multi-employer endowments, foundations and family groups and has expertise spanning equity, fixed income and alternative investment strategies. Bear Stearns has been the Adviser to the Portfolio since December 13, 2004. As of December 31, 2004 total assets under management were $30.98 billion.

James P. O’Shaughnessy manages the Portfolio on a day-to-day basis. Mr. O’Shaughnessy is a Senior Managing Director and Director of Systematic Equity Investments at Bear Stearns. He joined Bear Stearns in 2001 as head of the Systematic Equity team. From 1988 to 2001 Mr. O’Shaughnessy was Chairman and CEO of Netfolio, Inc.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

14	About the investment portfolios	EQ Advisors Trust

EQ/Bernstein Diversified Value Portfolio

INVESTMENT OBJECTIVE: Seeks capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its total assets in equity securities that are trading at a discount to their long term earnings power, usually because of a situation the Adviser’s research suggests will be temporary. The Adviser also may own securities if they reduce portfolio risk or are diversifying to the Portfolio. Equity securities include common stocks, preferred stocks and securities convertible into or exchangeable for common stocks.

In managing the Portfolio, the Adviser uses a value-oriented, “bottom-up” approach (individual stock selection) to find companies that have:

•	low price to earnings ratios;

•	high yield;

•	unrecognized assets;

•	the possibility of management change; and/or

•	the prospect of improved profitability.

The Portfolio may also invest up to 20% of its assets in U.S. Government securities and investment grade debt securities of domestic corporations rated BBB or better by S&P or Baa or better by Moody’s.

The Portfolio may also invest up to 10% of its assets in foreign equity or debt securities, or depositary receipts.

The Portfolio may also invest without limitation in high-quality short-term money market instruments. The Portfolio may engage in options transactions, including writing covered call options or foreign currencies to offset costs of hedging and writing and purchasing put and call options on securities. Although the Portfolio will engage in options transactions primarily to hedge its portfolio, it may use options to increase returns and there is the risk that these transactions sometimes may reduce returns or increase volatility.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

•	Foreign Securities Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total return for each of the last seven calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The Portfolio’s commencement date was January 1, 1998. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because Alliance Capital was not the Adviser to the Portfolio prior to March 1, 2001.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)
23.34% (1998 4th Quarter)	–18.23% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Bernstein Diversified Value Portfolio — Class IB Shares	13.46%	4.99%	6.80%
Russell 1000 Value Index*	16.49%	5.27%	6.99%
*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

EQ Advisors Trust	About the investment portfolios	15

Domestic Stock Portfolios (continued)

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Bernstein Diversified Value Portfolio	Class IB Shares
Management Fee	0.63%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.95%
Less Fee Waiver/Expense Reimbursement*	—%
Net Total Annual Portfolio Operating Expenses**	0.95%
*	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Total Annual Portfolio Operating Expenses for Class IB Shares of the Portfolio for the fiscal year ended December 31, 2004.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$97
3 Years	$303
5 Years	$525
10 Years	$1,166

WHO MANAGES THE PORTFOLIO

Alliance Capital Management L.P. (“Alliance Capital”), 1345 Avenue of the Americas, New York, NY 10105. Alliance Capital has been the Adviser to the Portfolio since March 1, 2001. Alliance Capital, through its Bernstein Investment Research and Management Unit (“Bernstein”) manages the Portfolio. As of December 31, 2004 Alliance Capital Had $539 billion in assets under management.

Bernstein’s field of expertise is the value style of investment management. Bernstein’s approach of equity investment for most of its equity services is value oriented, with value defined as the relationship between a security’s current price and its normal or long-term earnings power as determined by its investment research.

The management of and investment decisions for the Portfolio are made by the US Value Investment Policy Group, comprised of senior US Value Investment Team members. The US Value Investment Policy Group relies heavily on the fundamental analysis and research of Alliance Capital’s large internal research staff. No one person is principally responsible for making recommendations for the Portfolio. The members of the US Value Investment Policy Group with the most significant responsibility for the day-to-day management of the Portfolio are: Marilyn Fedak, John Mahedy, John Phillips and Chris Marx.

Marilyn Fedak has been Chief Investment Officer — US Value Equities and Chairman of the US Value Equity Investment Policy Group since 1993. In 2003, she became head of the Bernstein value equities business. She serves on Alliance Capital’s Executive Committee, a group of senior professionals responsible for managing the firm, enacting key strategic initiatives and allocating resources. Ms. Fedak had served on the board of directors of Sanford C. Bernstein & Co., Inc. from 1994 until the combination with Alliance Capital in 2000.

John Mahedy was named Co-Chief Investment Officer — US Value Equities in 2003. He continues to serve as Director of Research — US Value Equities, a position he has held since 2001. Previously, Mr. Mahedy was a senior research analyst in Bernstein’s institutional research and brokerage unit.

John Phillips is a senior portfolio manager and member of the US Value Equity Investment Policy Group. He is also chairman of Bernstein’s Proxy Voting Committee. Mr. Phillips joined Bernstein in 1994 and has had portfolio management responsibilities since that time.

Chris Marx is a senior portfolio manager and member of the US Value Equity Investment Policy Group. He joined Alliance Capital in 1997 as a research analyst and has covered a variety of industries both domestically and internationally, including chemicals, food, supermarkets, beverages and tobacco.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

16	About the investment portfolios	EQ Advisors Trust

EQ/Boston Advisors Equity Income Portfolio

INVESTMENT OBJECTIVE: Seeks a combination of growth and income to achieve an above-average and consistent total return.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio intends to invest primarily in dividend-paying common stocks of U.S. large capitalization companies. Large capitalization companies currently are treated as those companies with market capitalization in excess of $10 billion at the time of investment. The Portfolio also may invest in equity securities of small- and mid-capitalization companies.

The Portfolio invests primarily in common stocks, but it may also invest in other securities that the Adviser believes provide opportunities for capital growth and income, such as preferred stocks, warrants and securities convertible into common stock.

The Adviser focuses primarily on companies that offer the potential for capital appreciation combined with an above market level of dividend income. In choosing investments, the Adviser utilizes a process that involves researching and evaluating companies for potential investment. The Adviser generally uses the following guidelines in constructing the portfolio: (1) each individual stock holding will pay a dividend at least annually; (2) the overall portfolio yield will be greater than the dividend yield on the S&P 500 Index; and (3) at least 80% of the stocks (measured by net assets) will pay a dividend that exceeds the dividend yield on the S&P 500 Index. The Adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Equity Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for each of the last six calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Equity Income Portfolio, a series of Enterprise Accumulation Trust) managed by the Adviser using the same investment objectives and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Equity Income Portfolio whose inception date is December 1, 1998, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return*

Best quarter (% and time period)	Worst quarter (% and time period)
15.82% (2003 4th Quarter)	–17.49% (2002 3rd Quarter)

Average Annual Total Returns*
	One Year	Five Years	Since Inception
EQ/Boston Advisors Equity Income Portfolio — Class IB Shares	17.88%	3.87%	4.42%
Russell 1000 Value Index**,†	16.49%	5.27%	6.12%
S&P 500 Index**	10.88%	–2.30%	2.01%
*	For periods prior to the commencement of Class IB Shares (July 9, 2004), performance information shown is the performance of the shares of the predecessor portfolio.
**	For more information on this index, see the following section “More Information on Principal Risk and Benchmarks.”
†	Effective May 1, 2005 this index replaced the S&P 500 Index as the Portfolio’s benchmark because this index reflects more closely the sectors in which the Portfolio invests.

EQ Advisors Trust	About the investment portfolios	17

Domestic Stock Portfolios (continued)

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses* (expenses that are deducted from Portfolio assets)
EQ/Boston Advisors Equity Income Portfolio	Class IB Shares
Management Fee	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.21%
Total Annual Portfolio Operating Expenses	1.21%
Less Fee Waiver/Expense Reimbursement**	(0.16)%
Net Total Annual Portfolio Operating Expenses***	1.05%
*	Expenses of the Portfolio for the last fiscal year include the expenses of the Portfolio’s predecessor restated to reflect current fees.
**	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Total Annual Portfolio Operating Expenses for Class IB Shares of the Portfolio for the fiscal year ended December 31, 2004.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IB Shares
1 Year	$107
3 Years	$368
5 Years	$650
10 Years	$1,452

WHO MANAGES THE PORTFOLIO

Boston Advisors, Inc. (“Boston Advisors”), One Federal Street, 20th Floor, Boston, Massachusetts 02110, is the Adviser to the Portfolio. Boston Advisors has been providing investment counseling since 1971. Total assets under management for Boston Advisors as of December 31, 2004 were $4.9 billion.

The management of and investment decisions for the Portfolio are made by the Institutional Portfolio Management team of Boston Advisors. Each member of the investment team serves as Portfolio Manager and Analyst. The members of the Institutional Investment team are: Michael J. Vogelzang, CFA, Timothy E. Woolston, Douglas A. Riley, CFA, and Shakeel Dewji.

Michael J. Vogelzang, CFA, President and Chief Investment Officer of Boston Advisors heads the management team for the Portfolio. Mr. Vogelzang has been President and Chief Investment Officer of Boston Advisors since 1997. .

Timothy E. Woolston, Senior Vice President and Portfolio Manager has been with Boston Advisors in that capacity since 1997.

Douglas A. Riley, CFA, Vice President and Portfolio Manager has been with Boston Advisors in that capacity since 2002. Prior to joining Boston Advisors, Mr. Riley was a Vice President and Portfolio Manager with Babson-United Investment Advisors since 1991.

Shakeel Dewji, Vice President and Portfolio Manager has been with Boston Advisors in that capacity since 2000. Prior to that time, Mr. Dewji was an Equity Analyst with Morgan Stanley Investment Management.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

18	About the investment portfolios	EQ Advisors Trust

EQ/Calvert Socially Responsible Portfolio

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation

THE INVESTMENT STRATEGY

The Portfolio invests primarily in common stocks of medium to large U.S. companies that meet both investment and social criteria. For purposes of this Portfolio, companies having market capitalizations greater than $1 billion are considered medium to large companies. The practical application of this strategy involves Calvert and Brown Capital using a rigorous and tandem two-step investment process for evaluating potential investments. Once identified as an attractive financial opportunity, a critical second evaluation of the company’s performance on a variety of social issues is performed. The financial analysis is done by Brown Capital’s Mid/Large Investment team. Calvert’s in-house Social Research Department conducts the analysis of each company’s societal impact.

The Portfolio invests in companies that are committed to meeting the challenges of the future with an expanded view of corporate responsibility. More than a matter of “doing the right thing,” it also makes good business sense.

Investment Criteria: Brown Capital’s investment process balances the growth potential of investments with the price or value of the investment in order to identify stocks that offer above average growth potential at reasonable prices. Brown Capital evaluates each stock in terms of its growth potential, the return on risk-free investments, and the specific risk features of the company to determine the reasonable price for the stock.

The Portfolio may invest up to 10% of its total assets in foreign securities. The Portfolio may also invest up to 15% of its net assets in illiquid securities, which are securities that cannot be readily sold because there is no active market for them.

The Portfolio may invest in derivative instruments, such as foreign currency contracts (up to 5% of its total assets), options on securities and indices (up to 5% of its total assets), and futures contracts (up to 5% of its net assets).

Social Criteria: Calvert analyzes investments from a social perspective. Calvert’s in-house Social Research Department, which includes specialists in the environment, labor, human rights, community relations and defense, conducts the social analysis.

The purpose of the research is to complement the financial analysis on a company with a full picture of what a company does, what it stands for, and what its operations and procedures are, as well as what it plans to do in the future and where it is heading.

The Portfolio seeks to invest in companies that:

•	deliver safe products and services in ways that sustain our natural environment. For example, the Portfolio looks for companies that produce energy from renewable resources, while avoiding consistent polluters;

•	manage with participation throughout the organization in defining and achieving objectives. For example, the Portfolio looks for companies that offer employee stock ownership or profit-sharing plans;

•	negotiate fairly with their workers, provide an environment supportive of their wellness, do not discriminate on the basis of race, gender, religion, age, disability, ethnic origin, or sexual orientation, do not consistently violate regulations of the U.S. Equal Employment Opportunity Commission, and provide opportunities for women, disadvantaged minorities, and others for whom equal opportunities have often been denied. For example, the Portfolio considers both unionized and non-union firms with good labor relations; and

•	foster awareness of a commitment to human goals, such as creativity, productivity, self-respect and responsibility, within the organization and the world, and continually recreates a context within which these goals can be realized. For example, the Portfolio looks for companies with an above average commitment to community affairs and charitable giving.

The Portfolio will not invest in companies that Calvert determines to be significantly engaged in:

•	production of or the manufacture of equipment to produce nuclear energy;

•	business activities in support of repressive regimes;

•	manufacture of weapon systems;

•	manufacture of alcoholic beverages or tobacco products;

•	operation of gambling casinos; or

•	a pattern and practice of violating the rights of indigenous people.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

•	Growth Investing Risk

•	Liquidity Risk

•	Mid-Cap Company Risk

EQ Advisors Trust	About the investment portfolios	19

Domestic Stock Portfolios (continued)

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total return for each of the last five calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is September 1, 1999. The table shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)
16.47% (2001 4th Quarter)	–19.77% (2001 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Calvert Socially Responsible Portfolio — Class IB Shares	3.59%	–4.19%	–2.58%
Russell 3000 Index*	11.95%	–1.16%	1.08%
*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Calvert Socially Responsible Portfolio	Class IB Shares
Management Fee	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.29%
Total Annual Portfolio Operating Expenses	1.19%
Less Fee Waiver/Expense Reimbursement*	(0.14)%
Net Total Annual Portfolio Operating Expenses**	1.05%
*	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, Rule 12b-1 fees, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2004 were 1.00%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$107
3 Years	$364
5 Years	$641
10 Years	$1,431

WHO MANAGES THE PORTFOLIO

Calvert Asset Management Company, Inc. (“Calvert”), 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Calvert has been the Adviser to the Portfolio since the Portfolio commenced operations. It has been managing mutual funds since 1976. Calvert is the investment adviser for over 28 mutual fund portfolios, including the first and largest family of socially screened funds. Calvert provides the

20	About the investment portfolios	EQ Advisors Trust

social investment research and screening of the Portfolio’s investments. As of December 31, 2004, Calvert had over $10 billion in assets under management.

Brown Capital Management, Inc. (“Brown Capital”), 1201 North Calvert Street, Baltimore, Maryland 21201. Brown Capital is an investment manager for other mutual fund portfolios as well. As of December 31, 2004, Brown Capital had over $5.3 billion in assets under management. Brown Capital initially identifies potential investments for the Portfolio, which are then promptly screened by Calvert using the Portfolio’s social criteria.

The management of and investment decisions for the Portfolio are made by the Large/mid cap team of Brown Capital. Each member of the investment team serves as both portfolio manager and analyst, generating investment ideas and conducting in house fundamental research in the security selection process. By design, every portfolio manager is a generalist as it relates to their investment research responsibilities. The team generally meets twice a week, in addition to informal daily discussions, to unearth new ideas, growth opportunities and evaluate existing investments. The well-defined process fosters consensus team decisions with no bureaucracy. The members of the Large/Mid Cap team are: Eddie Brown, Maurice Haywood, Cal Baker and Stephon Jackson.

Eddie C. Brown, founder and President of Brown Capital, heads the management team for the Portfolio. Mr. Brown founded Brown Capital in 1983. He has over 25 years of investment management experience, and has held positions with T. Rowe Price Associates, Inc. and Irwing Management Company.

Maurice L. Haywood, Vice President and Portfolio Manager/Analyst has been with Brown Capital in that capacity since 2000. Prior to joining Brown Capital, Mr. Haywood was a Partner and Investment Analyst with Holland Capital Management and First National Bank of Chicago.

Calvin H. Baker, Vice President and Portfolio Manager/Analyst has been with Brown Capital in that capacity since 2000. Prior to that time Mr. Baker was Chief Financial Officer and Treasurer the Wisconsin Energy Corporation for more than 9 years.

Stephon A. Jackson, Vice President and Portfolio Manager/Analyst has been with Brown Capital in that capacity since 1997.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	21

Domestic Stock Portfolios (continued)

EQ/Capital Guardian Growth Portfolio

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

THE INVESTMENT STRATEGY

The Adviser seeks to achieve the Portfolio’s investment objective by investing primarily in equity securities of U.S. issuers and securities whose principal markets are in the U.S., including American Depository Receipts (“ADRs”) and other U.S.-registered foreign securities. The Portfolio normally will be invested primarily in common stocks, or securities convertible or exchangeable into common stocks, of companies with market capitalization greater than $1.5 billion at the time of purchase.

The Adviser will seek to invest primarily in securities that at the time of purchase exhibit one or more “growth” characteristics relative to the U.S. market. The “growth” characteristics include securities exceeding the market’s rate of growth in at least one of the following categories: earnings, unit sales, revenue or cash flow.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Foreign Securities Risk

•	Growth Investing Risk

•	Small-Cap or Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total return for each of the last seven calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser managed the Portfolio prior to December 13, 2004.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)
25.29% (1998 4th Quarter)	–19.95% (2001 1st Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Capital Guardian Growth Portfolio — Class IB Shares	5.53%	–9.75%	3.74%
Russell 1000 Growth Index*	6.30%	–9.29%	4.32%
*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

22	About the investment portfolios	EQ Advisors Trust

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Capital Guardian Growth Portfolio	Class IB Shares
Management Fee	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses	0.99%
Less Fee Waiver/Expense Reimbursement*	(0.04)%
Net Total Annual Portfolio Operating Expenses**	0.95%
*	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2004 were 0.67%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$97
3 Years	$311
5 Years	$543
10 Years	$1,209

WHO MANAGES THE PORTFOLIO

Capital Guardian Trust Company (“Capital Guardian”), 333 South Hope Street, Los Angeles, CA 90071. Capital Guardian has been providing investment management services since 1968 and has been the Adviser to the Portfolio since December 13, 2004. As of December 31, 2004, Capital Guardian had $162 billion in assets under management.

Capital Guardian uses a multiple portfolio manager system in managing the Portfolio’s assets. Under this approach, the Portfolio is divided into segments managed by individual managers. Managers decide how their respective segments will be invested, within the limits provided by a fund’s objectives and policies and by Capital Guardian’s Investment Committee. In addition, Capital Guardian’s investment analysts may make investment decisions with respect to a portion of the Portfolio. The individual managers responsible for segments of the Portfolio are:

Michael Ericksen President of Capital Guardian from October 2002. For more than five years prior thereto he was a Director of Capital Guardian. He is also President and a Director of Capital International Limited, an affiliate of Capital Guardian. He has been an investment professional at Capital Guardian for the past 18 years.

David Fisher Chairman of the Board of Capital Guardian since December 1997. He has been an investment professional of Capital Guardian for the past 36 years.

James Kang Senior Vice President of Capital Guardian since January 1999 and a Director from February 2001 through February 2004. He is also an Executive Vice President and U.S. Research Director for Capital International Research, Inc., an affiliate of Capital Guardian. Mr. Kang has been an investment professional with Capital Guardian for 17 years.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	23

Domestic Stock Portfolios (continued)

EQ/Capital Guardian Research Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in equity securities of United States issuers and securities whose principal markets are in the United States, including American Depositary Receipts and other United States registered foreign securities. The Portfolio invests primarily in common stocks of companies with a market capitalization greater than $1 billion at the time of purchase. The Portfolio seeks long-term growth of capital through investments in a portfolio comprised primarily of equity securities; the Adviser seeks to invest in stocks whose prices are not excessive relative to book value, or in companies whose asset values are understated.

The Portfolio may invest up to 15% of its total assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in the S&P 500 (i.e., foreign securities). In determining the domicile of an issuer, the Adviser takes into account where the company is legally organized, the location of its principal corporate offices, where it conducts its principal operations and the location of its primary listing.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Equity Risk

•	Foreign Securities Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total return for each of the last five calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The commencement date for this Portfolio is May 1, 1999. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter:	Worst quarter:
16.00% (2003 2nd Quarter)	–18.37% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Capital Guardian Research Portfolio — Class IB Shares	10.89%	2.65%	3.58%
S&P 500 Index*	10.88%	–2.30%	–0.21%
*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Capital Guardian Research Portfolio	Class IB Shares
Management Fee	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.95%
Less Fee Waiver/Expense Reimbursement*	—%
Net Total Annual Portfolio Operating Expenses**	0.95%
*	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2004 were 0.90%.

24	About the investment portfolios	EQ Advisors Trust

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$97
3 Years	$303
5 Years	$525
10 Years	$1,166

WHO MANAGES THE PORTFOLIO

Capital Guardian Trust Company (“Capital Guardian”), 333 South Hope Street, Los Angeles, CA 90071. Capital Guardian has been providing investment management services since 1968 and has been the Adviser to the Portfolio since it commenced operations. As of December 31, 2004, Capital Guardian had $162 billion in assets under management.

Alan Wilson, Director and Senior Vice President of Capital Guardian since September 2004. He is primarily responsible for the day-to-day management of the Portfolio. Mr. Wilson was Vice President for more than five years prior to September 2004 and has had portfolio management responsibilities at Capital Guardian for 14 years.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	25

Domestic Stock Portfolios (continued)

EQ/Capital Guardian U.S. Equity Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Adviser seeks to accomplish the Portfolio’s investment objective through constant supervision, careful securities selection and broad diversification.

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of United States issuers and other equity investments that are tied economically to the United States. The Portfolio invests primarily in equity securities of United States companies with market capitalization greater than $1 billion at the time of purchase. In selecting securities for investment, the Adviser focuses primarily on the potential for capital appreciation and to a lesser degree, income. The Adviser seeks to invest in stocks whose prices are not excessive relative to book value, or in companies whose asset values are understated.

The Portfolio may invest up to 15% of its total assets in securities of issuers domiciled outside the United States and not included in the S&P 500 (i.e., foreign securities). In determining the domicile of an issuer, the Adviser takes into account where the company is legally organized, the location of its principal corporate offices, where it conducts its principal operations and the location of its primary listing.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Equity Risk

•	Foreign Securities Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total return for each of the last five calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance.

The commencement date for this Portfolio is May 1, 1999. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)
18.40% (2003 2nd Quarter)	–19.20% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Capital Guardian U.S. Equity Portfolio — Class IB Shares	9.30%	2.92%	3.24%
S&P 500 Index*	10.88%	2.30%	–0.21%
*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

26	About the investment portfolios	EQ Advisors Trust

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Capital Guardian U.S. Equity Portfolio	Class IB Shares
Management Fee	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.95%
Less Fee Waiver/Expense Reimbursement*	—%
Net Total Annual Portfolio Operating Expenses**	0.95%
*	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2004 were 0.93%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$97
3 Years	$303
5 Years	$525
10 Years	$1,166

WHO MANAGES THE PORTFOLIO

Capital Guardian Trust Company (“Capital Guardian”), 333 South Hope Street, Los Angeles, CA 90071. Capital Guardian has been providing investment management services since 1968 and has been the Adviser to the Portfolio since it commenced operations. As of December 31, 2004, Capital Guardian had $162 billion in assets under management.

Capital Guardian uses a multiple portfolio manager system in managing the Portfolio’s assets. Under this approach, the Portfolio is divided into segments managed by individual managers. Managers decide how their respective segments will be invested, within the limits provided by a fund’s objectives and policies and by Capital Guardian’s Investment Committee. In addition, Capital Guardian’s investment analysts may make investment decisions with respect to a portion of the Portfolio. The individual managers responsible for segments of the Portfolio are:

Terry Berkemeier — Senior Vice President since September 2004 and for more than five years prior thereto a Vice President of Capital Guardian. He is also Vice President of Capital Guardian has been an Investment Professional with Capital Guardian for 13 years.

Michael Ericksen — President of Capital Guardian from October 2002 and for more than five years prior thereto he was a Director of Capital Guardian. He is also President and a Director of Capital International Limited, an affiliate of Capital Guardian. He has been an investment professional at Capital Guardian for the past 18 years.

David Fisher — Chairman of the Board of Capital Guardian since December 1997. He has been an investment professional of Capital Guardian for the past 36 years.

Karen A. Miller — Senior Vice President of Capital Guardian since October 1999. Prior thereto she served as a Director from February 2000 through February 2003. She is also Director and Senior Vice President of Capital International Research, Inc., and affiliate of Capital Guardian has been an Investment Professional at Capital Guardian for the past 15 years.

Theodore R. Samuels — Director and Senior Vice President of Capital Guardian since 1995. He has been an Investment Professional at Capital Guardian for the past 24 years.

Eugene P. Stein — Vice Chairman of Capital Guardian since September 2002. Prior thereto, he was an Executive Vice President since January 1994. He has been an investment Professional at Capital Guardian for the past 33 years.

Alan Wilson — Director and Senior Vice President of Capital Guardian since September 2004. Mr. Wilson was Vice President for more than five years prior to September 2004 and has been an Investment Professional at Capital Guardian for 14 years.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	27

Domestic Stock Portfolios (continued)

EQ/Equity 500 Index Portfolio

INVESTMENT OBJECTIVE: Seeks a total return before expenses that approximates the total return performance of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index (“S&P 500”).

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities in the S&P 500.

The Adviser does not utilize customary economic, financial or market analyses or other traditional investment techniques to manage the Portfolio. The Portfolio has been constructed and is maintained by utilizing a replication construction technique. That is, the Portfolio will hold all 500 securities in the S&P 500 in the exact weight each represents in that Index.

Cash may be accumulated in the Portfolio until it reaches approximately 1% of the value of the Portfolio at which time such cash will be invested in common stocks as described above. Accumulation of cash increases tracking error. The Portfolio will, however, remain substantially fully invested in common stocks even when common stock prices are generally falling. Similarly, adverse performance of a stock will ordinarily not result in its elimination from the Portfolio.

In order to reduce brokerage costs, maintain liquidity to meet shareholder redemptions or minimize tracking error when the Portfolio holds cash, the Portfolio may from time to time buy and hold futures contracts on the S&P 500 and options on such futures contracts. The contract value of futures contracts purchased by the Portfolio plus the contract value of futures contracts underlying call options purchased by the Portfolio will not exceed 20% of the Portfolio’s total assets. The Portfolio may seek to increase income by lending its portfolio securities with a value of up to 50% of its total assets to brokers-dealers.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Index-Fund Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for each of the last ten calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one year, five years and ten years through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Equity Index Portfolio) managed by the Adviser using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Equity Index Portfolio whose inception date is March 1, 1994, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return*

Best quarter (% and time period)	Worst quarter (% and time period)
21.05% (1998 4th Quarter)	–17.32% (2002 3rd Quarter)

Average Annual Total Returns*
	One Year	Five Years	Ten Years
EQ/Equity 500 Index Portfolio — Class IB Shares	10.21%	–2.83%	11.32%
S&P 500 Index**	10.88%	–2.30%	12.07%
*	For periods prior to the inception of Class IB Shares (May 1, 1997), performance information shown is the performance of Class IA shares adjusted to reflect the 12b-1 fees paid by Class IB shares.
**	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

28	About the investment portfolios	EQ Advisors Trust

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Equity 500 Index Portfolio	Class IB Shares
Management Fee	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.55%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$56
3 Years	$176
5 Years	$307
10 Years	$689

WHO MANAGES THE PORTFOLIO

Alliance Capital Management L.P. (“Alliance Capital”), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2004, Alliance Capital had $539 billion in assets under management.

The management of and investment decisions for the Portfolio are made by Alliance Capital’s Passive Equity Investment Team, which is responsible for management of all of Alliance Capital’s Passive Equity accounts. The Passive Equity Investment Team relies heavily on quantitative tools. Judith DeVivo is responsible for day-to-day management of the Portfolio.

Ms. DeVivo manages equity portfolios benchmarked to a variety of indexes including the S&P 500, S&P Midcap, S&P Small Cap and Russell 2000 in addition to several customized accounts. Ms. DeVivo, a Senior Vice President and Portfolio Manager, joined Alliance in 1971 and joined the Passive Management Group in 1984.

The Statement of Additional Information provides additional information about the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	29

Domestic Stock Portfolios (continued)

EQ/Evergreen Omega Portfolio

INVESTMENT OBJECTIVE: Seeks long-term capital growth.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. The Adviser employs a growth style of equity management. “Growth” stocks are stocks of companies that the Adviser believes have anticipated earnings ranging from steady to accelerated growth. The Adviser’s active style of portfolio management may lead to a high portfolio turnover, but will not limit the Adviser’s investment decisions.

The Adviser generally intends to sell a portfolio investment when the value of the investment reaches or exceeds its estimated fair value, when the issuer’s fundamentals begin to deteriorate, or when the investment no longer appears to meet the Portfolio’s investment objective.

Although not a primary investment strategy, the Portfolio also may invest up to 25% of its total assets in foreign securities. Additionally, the Portfolio may utilize derivative instruments (such as options and futures contracts) and engage in short sales in order to: (i) maintain the Portfolio’s exposure to the market; (ii) manage cash; or (iii) attempt to increase income.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

•	Growth Investing Risk

•	Portfolio Turnover Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total return for each of the last six calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The commencement date for this Portfolio is January 1, 1999. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)
16.56% (2003 2nd Quarter)	–18.11% (2001 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Evergreen Omega Portfolio — Class IB Shares	6.97%	–3.81%	–1.68%
Russell 1000 Growth Index*	6.30%	–9.29%	–3.30%
*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IA shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

30	About the investment portfolios	EQ Advisors Trust

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Evergreen Omega Portfolio	Class IB Shares
Management Fee	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.11%
Total Annual Portfolio Operating Expenses	1.01%
Less Fee Waiver/Expense Reimbursement*	(0.06)%
Net Total Annual Portfolio Operating Expenses**	0.95%
*	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2004 were 0.57%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$97
3 Years	$316
5 Years	$552
10 Years	$1,231

WHO MANAGES THE PORTFOLIO

Evergreen Investment Management Company, LLC (“Evergreen”), 200 Berkeley Street, Boston, Massachusetts 02116-5034. Evergreen has been the Adviser to the Portfolio since it commenced operations. Evergreen offers a broad range of financial services to individuals and businesses throughout the United States. As of December 31, 2004, Evergreen had $167 billion in assets under management.

Maureen E. Cullinane is primarily responsible for the day-to-day management of the Portfolio. She has been a Managing Director at Evergreen since 2001 and a Senior Portfolio Manager since 1998. She has been managing the Portfolio since February 2001.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	31

Domestic Stock Portfolios (continued)

EQ/FI Mid Cap Portfolio

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

THE INVESTMENT STRATEGY

The Adviser normally invests at least 80% of the Portfolio’s net assets, plus borrowings for investment purposes, in common stocks of companies with medium market capitalizations. Although a universal definition of medium market capitalization companies does not exist, for purposes of this Portfolio, the Adviser generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the S&P MidCap 400 Index or the Russell Midcap Index. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio’s investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions and the composition of the index. The Adviser may also invest the Portfolio’s assets in companies with smaller or larger market capitalizations.

The Adviser normally invests the Portfolio’s assets primarily in common stock. The Adviser may invest the Portfolio’s assets in securities of foreign issuers in addition to securities of domestic issuers.

The Adviser is not constrained by any particular investment style. At any given time, the Adviser may tend to buy “growth” stocks or “value” stocks, or a combination of both types. In buying and selling securities for the Portfolio, the Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

The Adviser may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Portfolio’s exposure to changing security prices or other factors that affect security values. The Portfolio engages in active and frequent trading of portfolio securities in seeking to achieve its investment objectives. If the Adviser’s strategies do not work as intended, the Portfolio may not achieve its objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

•	Growth Investing Risk

•	Portfolio Turnover Risk

•	Small-Cap and Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total return for each of the last four calendar years of operations and the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is September 1, 2000. The table shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)
20.69% (2003 2nd Quarter)	–22.26% (2001 3rd Quarter)

Average Annual Total Returns
	One Year	Since Inception
EQ/FI Mid Cap Portfolio — Class IB Shares	16.01%	3.92%
S&P MidCap 400 Index*	16.48%	5.64%
*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

32	About the investment portfolios	EQ Advisors Trust

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/FI Mid Cap Portfolio	Class IB Shares
Management Fee	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.01%
Less Fee Waiver/Expense Reimbursement*	(0.01)%
Net Total Annual Portfolio Operating Expenses**	1.00%
*	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2004 were 0.96%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$102
3 Years	$321
5 Years	$557
10 Years	$1,235

WHO MANAGES THE PORTFOLIO

Fidelity Management & Research Company (“FMR”), 82 Devon-shire Street, Boston, MA 02109. FMR has been the Portfolio’s Adviser since the Portfolio commenced operations. FMR may enter into agreements with its affiliates, including FMR Co., Inc., in providing services to the Portfolio. As of December 31, 2004, FMR and its affiliate FMR Co., Inc. managed over $932.8 billion in discretionary assets.

Peter Saperstone has been responsible for the day-to-day management of the Portfolio since June 2001. Mr. Saperstone has been a research analyst and portfolio manager with FMR since 1995.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	33

Domestic Stock Portfolios (continued)

EQ/FI Small/Mid Cap Value Portfolio

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

THE INVESTMENT STRATEGY

The Adviser normally invests at least 80% of the Portfolio’s net assets, plus borrowings for investment purposes, in securities of companies with small to medium market capitalizations. Although a universal definition of small and medium market capitalization companies does not exist, for purposes of this Portfolio, the Adviser generally defines small and medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the S&P Small Cap 600 Index or the Russell 2000 Index and the S&P MidCap 400 Index or the Russell Midcap Index. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio’s investment. Companies whose capitalization is above this level after purchase continue to be considered to have a small or medium market capitalization for purposes of the 80% policy. The size of companies in each index changes with market conditions, and the composition of each index. The Adviser may also invest the Portfolio’s assets in companies with larger market capitalizations.

The Adviser invests in companies that it believes are undervalued in the marketplace in relation to factors such as the company’s assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. Companies with these characteristics tend to have lower than average price/book, price/sale, or price/ earnings ratios. The stocks of these companies are often called “value” stocks. The Adviser may also invest in stocks that are not called value stocks.

The Adviser normally invests the Portfolio’s assets primarily in common stock. The Adviser may invest the Portfolio’s assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the Portfolio, the Adviser relies on fundamental analysis of each issuer and its potential success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

The Adviser may use various techniques, such as buying and selling futures contracts and exchange traded funds to increase or decrease the Portfolio’s exposure to changing security prices or other factors that affect security values. The Portfolio may engage in active and frequent trading of portfolio securities in seeking to achieve its investment objective. If the Adviser’s strategies do not work as intended, the Portfolio may not achieve its objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

•	Liquidity Risk

•	Portfolio Turnover Risk

•	Small-Cap and Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total return for each of the last seven calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser managed the Portfolio prior to July 24, 2000.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)
16.29% (2003 2nd Quarter)	–20.25% (1998 3rd Quarter)

34	About the investment portfolios	EQ Advisors Trust

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/FI Small/Mid Cap Value Portfolio — Class IB Shares	17.84%	7.94%	6.31%
Russell 2500 Value Index*	21.58%	16.05%	13.85%
*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/FI Small/Mid Cap Value Portfolio	Class IB Shares
Management Fee	0.74%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	1.07%
Less Fee Waiver/Expense Reimbursement*	—%
Net Total Annual Portfolio Operating Expenses**	1.07%
*	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed 1.10%. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust — Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2004 were 1.05%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$109
3 Years	$340
5 Years	$590
10 Years	$1,306

WHO MANAGES THE PORTFOLIO

Fidelity Management & Research Company (“FMR”), 82 Devonshire Street, Boston, Massachusetts 02109, has been the Portfolio’s Adviser since July 24, 2000. As of December 31, 2004, FMR and its affiliate FMR Co., Inc. managed over $932.8 billion in discretionary assets.

Richard Fentin and James Harmon have been responsible for the day-to-day management of the Portfolio since December 2003. Mr. Fentin is a vice president and manager and has been associated with FMR as a portfolio manager, portfolio assistant and analyst since 1979. Mr. Harmon is a vice president and manager and has been associated with FMR as a portfolio manger, portfolio assistant and analyst since 1995.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	35

Domestic Stock Portfolios (continued)

EQ/Janus Large Cap Growth Portfolio

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests in securities of growth-oriented companies. Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of growth-oriented companies with a large market capitalization. For purposes of this Portfolio, companies having a market capitalization within the range of companies in the Russell 1000 Index at the time of purchase are considered large capitalization companies.

The Adviser may invest substantially all of the Portfolio’s assets in equity securities if the Adviser believes equity securities will appreciate in value. The Portfolio is diversified for purposes of the 1940 Act, however, it may be invested in a limited number of companies.

The Adviser applies a “bottom-up” approach in choosing investments, focusing on the financial condition and competitiveness of individual companies. The Adviser seeks to identify companies with earnings growth potential that may not be recognized by the market at large. Although themes may emerge in the Portfolio, securities are generally selected without regard to any defined industry sector or other similarly defined selection procedure. If the Adviser is unable to find investments with earnings growth potential, a significant portion of the Portfolio’s assets may be in cash or similar investments.

The Portfolio may also invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. The Adviser will seek companies that meet its selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. In addition, the Portfolio may invest up to 20% of the Portfolio’s total assets in lower rated securities rated BB or lower by S&P or an equivalent rating by any other nationally recognized statistical rating organization (“NRSRO”) or unrated securities of similar quality (“junk bonds”).

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Equity Risk

•	Fixed Income Risk

Credit Risk

Interest Rate Risk

Junk Bond and Lower Rated Securities Risk

•	Focused Portfolio Risk

•	Foreign Securities Risk

•	Growth Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total return for each of the last four calendar years of operations and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is September 1, 2000. The table shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)
14.87% (2001 4th Quarter)	–24.26% (2001 3rd Quarter)

Average Annual Total Returns
	One Year	Since Inception
EQ/Janus Large Cap Growth Portfolio — Class IB Shares	12.22%	–9.81%
Russell 1000 Growth Index*	6.30%	–12.48%
*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

36	About the investment portfolios	EQ Advisors Trust

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Janus Large Cap Growth Portfolio	Class IB Shares
Management Fee	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	1.23%
Less Fee Waiver/Expense Reimbursement*	(0.08)%
Net Total Annual Portfolio Operating Expenses	1.15%
*	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$117
3 Years	$382
5 Years	$668
10 Years	$1,482

WHO MANAGES THE PORTFOLIO

Janus Capital Management LLC (“Janus”), 151 Detroit Street, Denver, Colorado 80206-4928. Janus has been the Adviser to the Portfolio since it commenced operations. Janus manages investment companies, private-label mutual funds and provides separate account advisory services for institutional accounts. As of December 31, 2004 Janus had $139.0 billion in assets under management.

Marc Pinto is primarily responsible for day-to-day management of the Portfolio. Mr. Pinto manages institutional separate accounts in the Large Cap Growth discipline. Mr. Pinto has been a portfolio manager with Janus since 1994.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	37

Domestic Stock Portfolios (continued)

EQ/JP Morgan Value Opportunities Portfolio

INVESTMENT OBJECTIVE: Long-term capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of mid- and large-capitalization companies. Issuers with market capitalization between $2 billion and $5 billion are considered mid-capitalization while those above $5 billion are considered large-capitalization.

The Adviser employs a value-oriented investment approach that seeks to identify attractive companies through fundamental research and discounted cash flow analysis. The Adviser seeks to identify relative value within sectors by combining company analysis of its research and portfolio management teams with market sentiment and macro-insights of the portfolio managers.

The Portfolio may also invest in investment grade corporate bonds, notes and debentures, preferred stocks and convertible securities (both debt securities and preferred stocks) and U.S. Government securities. It may also invest a portion of its assets in debt securities rated below investment grade (so-called “junk bonds”), zero-coupon bonds and payment-in-kind bonds, and high quality U.S. and foreign dollar-denominated money market securities.

The Portfolio may invest up to 20% of its total assets in foreign securities, including transactions involving futures contracts, forward contracts and options and foreign currency exchange transactions.

There may be times when the Adviser will use additional investment strategies to achieve the Portfolio’s investment objectives. For example, the Portfolio may engage in a variety of investment management practices such as buying and selling derivatives, including stock index futures contracts and call and put options.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Equity Risk

•	Fixed Income Risk

Junk Bonds or Lower Rated Securities Risk

•	Foreign Securities Risk

•	Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total return for each of the last seven calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser managed the Portfolio prior to December 13, 2004.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)
17.79% (2003 2nd Quarter)	–18.57% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/JP Morgan Value Opportunities — Class IB Shares	10.81%	2.50%	5.10%
Russell 1000 Value Index*	16.49%	5.27%	9.71%
*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

38	About the investment portfolios	EQ Advisors Trust

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/JP Morgan Value Opportunities Portfolio	Class IB Shares
Management Fee	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.10%
Total Annual Portfolio Operating Expenses	0.95%
Less Fee Waiver/Expense Reimbursement*	—%
Net Total Annual Portfolio Operating Expenses**	0.95%
*	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2004 were 0.76%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$97
3 Years	$303
5 Years	$525
10 Years	$1,166

WHO MANAGES THE PORTFOLIO

J.P. Morgan Investment Management Inc. (“J.P. Morgan”) 522 Fifth Avenue, New York, New York 10036 has served as investment manager of the Portfolio since December 13, 2004. J.P. Morgan manages portfolios for corporations, governments, endowments, as well as many of the largest corporate retirement plans in the nation. As of December 31, 2004, J.P. Morgan had $791 billion in assets under management.

Alan Gutman, Vice President, and Bradford L. Frishberg, Managing Director, are primarily responsible for the day-to-day management of the Portfolio. Mr. Gutman is a Vice President and Portfolio Manager in the Large Cap Active Value Strategy Team and has been with J.P. Morgan since 2003. Prior to that time, he was a research analyst and portfolio manager at Oppenheimer Capital, First Manhattan and Neuberger and Berman. Mr. Frishberg, a Managing Director, leads the Large Cap Active Value Strategy Team. Prior thereto, he was a portfolio manager in J.P. Morgan’s London office and subsequently in their Tokyo office. He has been with J.P. Morgan as an investment professional since 1996.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	39

Domestic Stock Portfolios (continued)

EQ/Lazard Small Cap Value Portfolio

INVESTMENT OBJECTIVE: Seeks capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of United States companies with small market capitalizations (i.e., companies in the range of companies represented in the Russell 2000 Index) that the Adviser believes are inexpensively priced relative to the return on total capital or equity. The Portfolio is non-diversified, which means it may invest in a limited number of issuers.

The equity securities that the Portfolio may purchase include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, rights and warrants. The Portfolio will have characteristics similar to the Russell 2000 Value Index.

The Portfolio may also invest up to 20% of its assets in larger capitalization equity securities or investment grade debt securities.

In selecting investments for the Portfolio, the Adviser looks for equity securities of companies that have one or more of the following characteristics: (i) are undervalued relative to their earnings, cash flow or asset values; (ii) have an attractive price/value relationship with expectations that some catalyst will cause the perception of value to change within two years; (iii) are out of favor due to circumstances which are unlikely to harm the company’s franchise or earnings power; (iv) have low projected price to earnings or price-to-cash flow multiples; (v) have the potential to become a larger factor in the company’s business; (vi) have significant debt but have high levels of free cash flow; and (vii) have a relatively short corporate history with the expectation that the business may grow.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Fixed Income Securities

Interest Rate Risk

Investment Grade Securities Risk

•	Focused Portfolio Risk

•	Liquidity Risk

•	Non-Diversification Risk

•	Small-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total return for each of the last seven calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The Portfolio’s inception date was January 1, 1998. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)
19.39% (1999 2nd Quarter)	–20.10% (1998 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Lazard Small Cap Value Portfolio — Class IB Shares	17.06%	14.10%	9.00%
Russell 2000 Value Index*	22.25%	17.23%	10.73%
*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

40	About the investment portfolios	EQ Advisors Trust

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Lazard Small Cap Value Portfolio	Class IB Shares
Management Fee	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	1.05%
Less Fee Waiver/Expense Reimbursement*	—%
Net Total Annual Portfolio Operating Expenses**	1.05%
*	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed 1.10%. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2004 were 0.86%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$107
3 Years	$334
5 Years	$579
10 Years	$1,283

WHO MANAGES THE PORTFOLIO

Lazard Asset Management LLC (“LAM”), 30 Rockefeller Plaza, New York, New York 10112. LAM has been the Adviser to the Portfolio since it commenced operations. LAM and its affiliates provide their clients with a wide variety of investment banking and related services, including investment management. As of December 31, 2004, Lazard had $76.5 billion in assets under management.

Andrew Lacey and Patrick Mullin are responsible for the day-to-day management of the Portfolio. Mr. Lacey has been a Deputy Chairman of LAM since 2004, prior thereto he was a Managing Director of LAM and has been with LAM since 1995. Mr. Mullin a Director of LAM was a Senior Vice President and Portfolio Manager for more five years prior thereto. He has been with LAM since 1998 and has been managing the Portfolio since January 2001.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	41

Domestic Stock Portfolios (continued)

EQ/Lord Abbett Growth and Income Portfolio

INVESTMENT OBJECTIVE: Capital appreciation and growth of income without excessive fluctuation in market value.

THE INVESTMENT STRATEGY

The Portfolio primarily invests in the equity securities of large, seasoned, U.S. and multinational companies that the Adviser believes are undervalued. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of large companies. A large company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000 Index. As of January 31, 2005, the market capitalization range of the Russell 1000 Index was $471 million to $382 billion. This range varies daily. Equity securities in which the Portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company.

The Portfolio may invest, without limit, in ADRs and similar depositary receipts. The Portfolio limits its other investments in foreign securities that are primarily traded outside of the U.S. to 10% of its net assets.

In selecting investments, the Adviser attempts to invest in securities selling at reasonable prices in relation to its assessment of their potential value. The Adviser seeks to limit the Portfolio’s downside risk by investing in value stocks, which are stocks of companies that are believed to be underpriced, and in large, seasoned companies, which tend to be less volatile than the stocks of smaller companies. The Adviser generally will sell a stock when it thinks it seems less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or has reached the Adviser’s valuation target.

The Portfolio may, but is not required to, use various strategies to change its investment exposure to adjust to changes in economic, social, political and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices and other factors. In this connection, the Portfolio may purchase and write exchange-listed put and call options on securities or securities indices for hedging or cross-hedging purposes or to seek to increase total return. The Portfolio will not purchase an option if, as a result of such purchase, more than 10% of its total assets would be invested in premiums for such options. The Portfolio may only sell (write) covered put options to the extent that cover for such options does not exceed 15% of its net assets. The Portfolio may only sell (write) covered call options with respect to securities having an aggregate market value of less than 25% of its total assets at the time the option is written.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may loose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk
Futures	and Options Risk

•	Equity Risk

•	Fixed Income Risk

•	Foreign Securities Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The inception date for this Portfolio is April 29, 2005. Therefore, no historical performance information is available.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Lord Abbett Growth and Income Portfolio	Class IB Shares
Management Fee	0.65%
Distribution and/or Service Fees (12b-1 fees)*	0.25%
Other Expenses*	0.19%
Total Annual Portfolio Operating Expenses	1.09%
Less Fee Waiver/Expense Reimbursement**	(0.09)%
Net Total Annual Operating Expenses	1.00%
*	Because the Portfolio has no operating history prior to the date of the Prospectus, “other expenses” are based on estimated amounts for the current fiscal period.
**	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers within three years of such payments and waivers under certain conditions. For more information on Expense Limitation Agreement, see “Management of the Trust - Expense Limitation Agreement.”

42	About the investment portfolios	EQ Advisors Trust

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The example assumes that you invest $10,000 in the Portfolio for the periods indicated, your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$102
3 Years	$338

WHO MANAGES THE PORTFOLIO

Lord, Abbett & Co. LLC (“Lord Abbett”), 90 Hudson Street, Jersey City, NJ 07302-3973. Lord Abbett has provided investment advisory services since 1929. As of December 31, 2004, Lord Abbett had approximately $93 billion in assets under management.

An investment management team is responsible for the day-to-day management of the Portfolio. The team is comprised of investment managers and analysts working together to manage the Portfolio’s investments. The senior members of the team include Sholom Dinsky, W. Thomas Hudson Jr., Robert G. Morris, Eli M. Salzmann and Kenneth G. Fuller. Messrs Dinsky, Hudson, Morris and Salzmann are Partners at Lord Abbett. Messrs. Hudson, Salzmann and Morris joined the company in 1982, 1997, and 1991, respectively. Mr. Hudson has been a Partner of Lord Abbett since 1997. Mr. Salzmann has been a Partner since 2000, Mr. Morris has been a Partner since 2000. Mr. Dinsky joined Lord Abbott in 2000 from Prudential Investments, where he served as Managing Director of Prudential Asset Management. He became a Partner in 2002. Mr. Fuller has been an Investment Manager-Large Cap Value since he joined Lord Abbett in 2002. He previously was a Portfolio Manager and Senior Vice President at Pioneer Investment Management, Inc. from 1999 to 2002.

The Statement of Additional Information provides addition information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	43

Domestic Stock Portfolios (continued)

EQ/Lord Abbett Large Cap Core Portfolio

INVESTMENT OBJECTIVE: Capital appreciation and growth of income with reasonable risk.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large, seasoned U.S. and multinational companies. A large company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000 Index. As of January 31, 2005, the market capitalization range of the Russell 1000 Index was $471 million to $382 billion. This range varies daily. Equity securities in which the Portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company.

The Portfolio may invest, without limit, in ADRs and similar depositary receipts. The Portfolio limits its other investments in foreign securities that are primarily traded outside of the U.S. to 10% of its net assets.

The Adviser invests in the full spectrum of large companies, including those with value or growth characteristics. In selecting investments, the Adviser uses a bottom-up investment research approach that combines both value and growth investment styles. The Adviser attempts to identify individual stocks that are attractively priced and present strong long-term investment opportunities based on fundamental research and company characteristics. The Adviser focuses on securities that are selling at reasonable prices in relation to its assessment of their potential value and on securities that it believes have expected earnings growth potential and consistency that may not be recognized by the market at large. The Adviser will normally sell a stock when it thinks that it no longer offers significant capital appreciation potential due to an elevated valuation or has reached the Adviser’s valuation target, its fundamentals are falling short of the Adviser’s expectations or it seems less likely to benefit from the current market and economic environment.

The Portfolio may, but is not required to, use various strategies to change its investment exposure to adjust to changes in economic, social, political and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices and other factors. In this connection, the Portfolio may purchase and write exchange-listed put and call options on securities or securities indices for hedging or cross-hedging purposes or to seek to increase total return. The Portfolio will not purchase an option if, as a result of such purchase, more than 10% of its total assets would be invested in premiums for such options. The Portfolio may only sell (write) covered put options to the extent that cover for such options does not exceed 15% of its net assets. The Portfolio may only sell (write) covered call options with respect to securities having an aggregate market value of less than 25% of its total assets at the time the option is written.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may loose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

Futures and Options Risk

•	Equity Risk

•	Fixed Income Risk

•	Foreign Securities Risk

•	Growth Investing Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The inception date for this Portfolio is April 29, 2005. Therefore, no historical performance information is available.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Lord Abbett Large Cap Core Portfolio	Class IB Shares
Management Fee	0.65%
Distribution and/or Service Fees (12b-1 fees)*	0.25%
Other Expenses*	0.19%
Total Annual Portfolio Operating Expenses	1.09%
Less Fee Waiver/Expense Reimbursement**	(0.09)%
Net Total Annual Portfolio Operating Expenses	1.00%
*	Because the Portfolio has no operating history prior to the date of the Prospectus, “other expenses” are based on estimated amounts for the current fiscal period.
**	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers within three years of such payments and waivers under certain conditions. For more information on Expense Limitation Agreement, see “Management of the Trust - Expense Limitation Agreement.”

44	About the investment portfolios	EQ Advisors Trust

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The example assumes that you invest $10,000 in the Portfolio for the periods indicated, you’re your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$102
3 Years	$338

WHO MANAGES THE PORTFOLIO

Lord, Abbett & Co. LLC (“Lord Abbett”), 90 Hudson Street, Jersey City, NJ 07302-3973. Lord Abbett has provided investment advisory services since 1929. As of December 31, 2004, Lord Abbett had approximately $93 billion in assets under management.

An investment management team is responsible for the day-to-day management of the Portfolio. The team is comprised of investment managers and analysts working together to manage the Portfolio’s investments. The senior members of the team include Robert G. Morris and Paul J. Volovich. Mr. Morris is a Partner and Director of Equity Investments at Lord Abbett. He joined the company in 1991 and became a Partner in 1995. Mr. Volovich is the Director of Large-Cap Core Equity and has held that position with Lord Abbett since October 2004. Prior thereto he served as Director of Defined Contribution Services from 2001 to 2004. From 2000-2001 Mr. Volovich served as Associate Portfolio Manager — Large Cap Value.

The Statement of Additional Information provides addition information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	45

Domestic Stock Portfolios (continued)

EQ/Lord Abbett Mid Cap Value Portfolio

INVESTMENT OBJECTIVE: Capital appreciation

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-size companies. A mid-sized company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Mid Cap Index. As of January 31, 2005, the market capitalization range of the Russell Mid Cap Index was $606 million to $31.1 billion. This range varies daily. The Fund will provide shareholders with at least 60 days’ notice of any change in this policy. Equity securities in which the Portfolio may invest include common stocks, convertible securities, preferred stocks, warrants and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company.

The Portfolio may invest, without limit, in ADRs and similar depositary receipts. The Portfolio limits its other investments in foreign securities that are primarily traded outside of the U.S. to 10% of its net assets. The Portfolio also may invest in convertible bonds and convertible preferred stocks.

In selecting investments, the Portfolio uses a value approach that seeks to identify stocks of companies that have the potential for significant market appreciation due to growing recognition of improvement in their financial results or increasing anticipation of such improvement. In trying to identify those companies, the Adviser looks for such factors as changes in economic and financial environment, new or improved products or services, new or rapidly expanding markets, changes in management or structure of the company, price increases for the company’s products or services, improved efficiencies resulting from new technologies or changes in distribution, and changes in government regulations, political climate or competitive conditions.

The Portfolio may, but is not required to, use various strategies to change its investment exposure to adjust to changes in economic, social, political and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices and other factors. In this connection, the Portfolio may purchase and write exchange-listed put and call options on securities or securities indices for hedging or cross-hedging purposes or to seek to increase total return. The Portfolio will not purchase an option if, as a result of such purchase, more than 10% of its total assets would be invested in premiums for such options. The Portfolio may only sell (write) covered put options to the extent that cover for such options does not exceed 15% of its net assets. The Portfolio may only sell (write) covered call options with respect to securities having an aggregate market value of less than 25% of its total assets at the time the option is written.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may loose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

Futures and Options Risk

•	Equity Risk

•	Fixed Income Risk

•	Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The inception date for this Portfolio is April 29, 2005. Therefore, no historical performance information is available.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Lord Abbett Mid-Cap Value Portfolio	Class IB Shares
Management Fee	0.70%
Distribution and/or Service Fees (12b-1 fees)*	0.25%
Other Expenses*	0.19%
Total Annual Portfolio Operating Expenses	1.14%
Less Fee Waiver/Expense Reimbursement**	(0.09)%
Net Total Annual Operating Expenses	1.05%
*	Because the Portfolio has no operating history prior to the date of the Prospectus, “other expenses” are based on estimated amounts for the current fiscal period.
**	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers within three years of such payments and waivers under certain conditions. For more information on Expense Limitation Agreement, see “Management of the Trust - Expense Limitation Agreement.”

46	About the investment portfolios	EQ Advisors Trust

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The example assumes that you invest $10,000 in the Portfolio for the periods indicated, you’re your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$107
3 Years	$353

WHO MANAGES THE PORTFOLIO

Lord, Abbett & Co. LLC (“Lord Abbett”), 90 Hudson Street, Jersey City, NJ 07302-3973. Lord Abbett has provided investment advisory services since 1929. As of December 31, 2004, Lord Abbett had approximately $93 billion in assets under management.

An investment management team is responsible for the day-to-day management of the Portfolio. The team is comprised of investment managers and analysts working together to manage the Portfolio’s investments. Edward von der Linde, a Partner and Investment Manager at Lord Abbett, manages the team. Mr. von der Linde joined Lord Abbett in 1988. He has been a Portfolio Manager since 1995 and a Partner since 2001. The other senior members of the team are Eileen Banko, Howard E. Hansen and David Builder. Mr. Hansen is a Partner and Investment Manager at Lord Abbett since 2002. He joined the company in 1995 and has been a Portfolio Manager since that time. Ms. Banko is an equity analyst and has held that position since she joined Lord Abbett in 1990. Mr. Builder is also an Equity Analyst at Lord Abbett and has held that position since he joined the company in 1998.

The Statement of Additional Information provides addition information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	47

Domestic Stock Portfolios (continued)

EQ/Marsico Focus Portfolio

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in the common stocks of large companies, normally a core position of 20-30 common stocks that are selected for their long-term growth potential. For purposes of this Portfolio, companies having a market capitalization of $5 billion or more generally are considered large companies. The Portfolio may hold a limited number of additional common stocks at times when the portfolio manager is accumulating new positions, phasing out existing positions, or responding to exceptional market conditions. The Portfolio is non-diversified, which means that it may invest in a limited number of issuers.

The Portfolio may invest up to 25% of its total assets in securities of foreign issuers, which may be publicly traded in the United States or on a foreign exchange, and may be denominated in a foreign currency.

In selecting investments for the Portfolio(s), the Adviser uses an approach that combines “top-down” economic analysis with “bottom-up” stock selection.

The “top-down” approach takes into consideration such macro-economic factors as interest rates, inflation, the regulatory environment and the global competitive landscape. In addition, the Adviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of economic trends. As a result of the “top-down” analysis, the Adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Adviser has observed.

The Adviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, The Adviser may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standard, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; and reasonable valuations in the context of projected growth rates. This is called “bottom-up” stock selection.

As part of this fundamental, “bottom-up” research, the Adviser may visit with various levels of a company’s management, as well as with its customers, suppliers and competitors. The Adviser also may prepare detailed earnings and cash flow models of companies. These models may assist the Adviser in projecting potential earnings growth and other important characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data.

The Adviser may reduce or sell investments in portfolio companies if, in the opinion of the Adviser, a company’s fundamentals change, its stock price appreciates excessively in relation to fundamental prospects, the company appears not to realize its growth potential, or there are more attractive opportunities elsewhere.

The Portfolio’s core investments generally are well-known growth companies. However, the Portfolio also may typically include more aggressive growth companies, and companies undergoing significant changes: e.g., the introduction of a new product line, the appointment of a new management team or an acquisition. As a result, the Portfolio may invest in certain companies for relatively short periods of time. Such short-term activity may cause the Portfolio to incur higher brokerage costs (which may adversely affect the Portfolio’s performance) and may increase taxable distributions.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Equity Risk

•	Focused Portfolio Risk

•	Foreign Securities Risk

•	Growth Investing Risk

•	Non-Diversification Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total return for each of the last three calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is September 1, 2001. The table shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any

48	About the investment portfolios	EQ Advisors Trust

insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)
12.09% (2003 2nd Quarter)	–12.09% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Since Inception
EQ/Marsico Focus Portfolio — Class IB Shares	10.53%	12.03%
Russell 1000 Growth Index*	6.30%	0.92%
*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Marsico Focus Portfolio	Class IB Shares
Management Fee	0.88%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.19%
Less Fee Waiver/Expense Reimbursement*	(0.04)%
Net Total Annual Portfolio Operating Expenses**	1.15%
*	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2004 were 1.12%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$117
3 Years	$374
5 Years	$650
10 Years	$1,440

WHO MANAGES THE PORTFOLIO

Marsico Capital Management, LLC (“Marsico”), 1200 17th Street, Suite 1600, Denver, Colorado 80202. Marsico has been the Adviser to the Portfolio since it commenced operations. Marsico is a registered investment adviser formed in 1997. Marsico provides investment advisory services to other mutual funds and private accounts. As of December 31, 2004, Marsico had $44 billion in assets under management.

Thomas F. Marsico is principally responsible for the day-to-day management of the Portfolio. Mr. Marsico has been Chief Executive Officer of Marsico since its inception in 1997. Mr. Marsico has 20 years of experience as a securities analyst and portfolio manager.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	49

Domestic Stock Portfolios (continued)

EQ/Mercury Basic Value Equity Portfolio

INVESTMENT OBJECTIVE: Seeks capital appreciation and secondarily, income.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio invests primarily in equity securities that the Adviser believes are undervalued and therefore represent basic investment value. The Portfolio chooses securities for capital appreciation that are expected to increase in value. In selecting securities, the Adviser emphasizes stocks that are undervalued, are selling at a discount, or seem capable of recovering from being temporarily out of favor. The Adviser places particular emphasis on securities with statistical characteristics associated with undervaluation.

The Adviser follows a contrary opinion/out-of-favor investment style. The Adviser believes that favorable changes in market prices are more likely to occur when:

•	stocks are out of favor;

•	company earnings are depressed;

•	price/earnings ratios are relatively low;

•	investment expectations are limited; and/or

•	there is no general interest in a security or industry.

On the other hand, the Adviser believes that negative developments are more likely to occur when:

•	investment expectations are high;

•	stock prices are advancing or have advanced rapidly;

•	price/earnings ratios have been inflated; and/or

•	an industry or security continues to become popular among investors.

In other words, the Adviser believes that stocks with relatively high price/earnings ratios are more vulnerable to price declines from unexpected adverse developments. At the same time, stocks with relatively low price/earnings ratios are more likely to benefit from favorable but generally unanticipated events. Thus, the Portfolio may invest a large part of its net assets in stocks that have weak research ratings.

The Portfolio may also invest a substantial portion of its assets in companies with market capitalizations below the largest companies. The Adviser believes that large institutional investors may overlook these companies, making them undervalued. The Portfolio also may invest, to a limited extent, in securities issued by foreign companies.

The Portfolio has no minimum holding period for investments, and will buy or sell securities whenever the Portfolio’s management sees an appropriate opportunity.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Equity Risk

•	Foreign Securities Risk

•	Small-Cap and Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total return for each of the last seven calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one year, five years, and since inception through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)
18.08% (2003 2nd Quarter)	–20.46% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Mercury Basic Value Equity Portfolio — Class IB Shares	10.52%	7.35%	10.93%
Russell 1000 Value Index*	16.49%	5.27%	9.71%
*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

50	About the investment portfolios	EQ Advisors Trust

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Mercury Basic Value Equity Portfolio	Class IB Shares
Management Fee	0.58%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.88%
Less Fee Waiver/Expense Reimbursement*	—%
Net Total Annual Portfolio Operating Expenses**	0.88%
*	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed 0.95%. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Total Portfolio Annual Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2004 were 0.86%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$90
3 Years	$281
5 Years	$488
10 Years	$1,084

WHO MANAGES THE PORTFOLIO

Mercury Advisors (“Mercury”), a division of Fund Asset Management, L.P. (“FAM”), 800 Scudders Mill Road, Plainsboro, NJ 08543. Mercury, or its advisory affiliates have been the Adviser to the Portfolio since it commenced operations. Mercury, together with its investment advisory affiliates, is the world’s third-largest asset management firm, with total assets under management of $496 billion as of December 31, 2004. Mercury and its advisory affiliates serve as investment advisers to certain affiliated registered investment companies and provide investment advisory services for individuals and institutions.

Kevin Rendino and Robert J. Martorelli are jointly and primarily responsible for the day-to-day management of the Portfolio. Mr. Rendino has been a Managing Director of Mercury since 1997 and has had portfolio management responsibility since that time. Mr. Martorelli has been a Managing Director of Mercury since 1997 and has had portfolio management responsibility since that time.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	51

Domestic Stock Portfolios (continued)

EQ/Mergers and Acquisitions Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital appreciation.

THE INVESTMENT STRATEGY

The Portfolio, which is a non-diversified Portfolio, invests primarily in shares of companies that the Adviser believes are likely acquisition targets within 12 to 18 months. In addition, the Adviser will engage in classic risk arbitrage by investing in equity securities of companies that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. When a company agrees to be acquired by another company, its stock price often quickly rises to just below the stated acquisition price. If the Adviser, through extensive research, determines that the acquisition is likely to be consummated on schedule at the stated acquisition price, then the Portfolio may purchase the selling company’s securities, offering the Portfolio the possibility of generous returns relative to cash equivalents with a limited risk of excessive loss of capital. The Portfolio may hold a significant portion of its assets in cash in anticipation of arbitrage opportunities. At times, the stock of the acquiring company may also be purchased or shorted. The Adviser may invest in small, mid and large capitalization stocks. At times, the stock of the acquiring company may also be purchased or shorted. The Adviser expects a high portfolio turnover rate of 150% or more. The Portfolio is a non-diversified portfolio, which means that it may invest in a limited number of issuers.

A Portfolio is considered “non-diversified” for federal securities laws purposes if it invests in a limited number of issuers. In all cases, the Portfolio intends to be diversified for tax purposes so that it can qualify as a regulated investment company.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Focused Portfolio Risk

•	Non-Diversification Risk

•	Portfolio Turnover Risk

•	Securities Lending Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for 2004, the Portfolio’s first calendar year of operations. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Mergers and Acquisitions Portfolio, a series of Enterprise Accumulation Trust) managed by the Adviser using the same investment objectives and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Mergers and Acquisitions Portfolio whose inception date is May 1, 2003, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return*

Best quarter (% and time period)	Worst quarter (% and time period)
5.47% (2004 4th Quarter)	–0.66% (2004 3rd Quarter)

Average Annual Total Returns*
	One Year	Since Inception
EQ/Mergers and Acquisitions Portfolio — Class IB Shares	5.35%	9.68%
S&P 500 Index**	10.88%	20.26%
*	For periods prior to the commencement of Class IB Shares (July 9, 2004), performance information shown is the performance of the shares of the predecessor.
**	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

52	About the investment portfolios	EQ Advisors Trust

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses* (expenses that are deducted from Portfolio assets)
EQ/Mergers and Acquisitions Portfolio	Class IB Shares
Management Fee	0.90%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	1.21%
Total Annual Portfolio Operating Expenses	2.36%
Less Fee Waiver/Expense Reimbursement**	(0.91)%
Net Total Annual Portfolio Operating Expenses***	1.45%
*	Expenses of the Portfolio for the last fiscal year include the expenses of the Portfolio’s predecessor restated to reflect current fees.
**	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Total Annual Portfolio Operating Expenses for Class IB Shares of the Portfolio for the fiscal year ended December 31, 2004.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IB Shares
1 Year	$148
3 Years	$649
5 Years	$1,178
10 Years	$2,626

WHO MANAGES THE PORTFOLIO

GAMCO Investors, Inc. (“GAMCO”), One Corporate Center, Rye, New York 10580, is the Adviser to the Portfolio. GAMCO’s predecessor, Gabelli & Company, Inc., was founded in 1977. As of December 31, 2004, total assets under management for all clients were $28.7 billion.

Mario J. Gabelli is manager of the Portfolio. Mr. Gabelli has served as Chief Investment Officer of GAMCO since its inception in 1977. He has more than 36 years’ experience in the investment industry.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	53

Domestic Stock Portfolios (continued)

EQ/MFS Emerging Growth Companies Portfolio

INVESTMENT OBJECTIVE: Seeks to provide long-term capital growth.

THE INVESTMENT STRATEGY

The Portfolio invests, under normal market conditions, primarily in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts of emerging growth companies. Emerging growth companies are companies that the Adviser believes are either:

•	early in their life cycle but have the potential to become major enterprises; or

•	are major enterprises which the Adviser believes have above-average growth prospects whose rates of earnings growth are expected to accelerate because of special factors such as rejuvenated management, new products, changes in customer demand or basic changes in the economic environment.

For purposes of this Portfolio, emerging growth companies may be of any size and the Adviser would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and rate of inflation. The Portfolio’s investments may include securities traded in the over-the-counter markets.

The Adviser uses a “bottom-up” investment style in managing the Portfolio. This means the securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management’s abilities) performed by the Adviser.

In addition, the Adviser may invest up to 25% of the Portfolio’s assets in foreign securities, including those in emerging markets, or in cash and cash equivalents.

The Portfolio may engage in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Foreign Securities Risk

Emerging Market Risk

•	Growth Investing Risk

•	Portfolio Turnover Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total return for each of the last seven calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)
53.01% (1999 4th Quarter)	–28.50% (2001 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/MFS Emerging Growth Companies Portfolio — Class IB Shares	12.63%	–12.52%	5.10%
Russell 3000 Growth Index*	6.93%	–8.87%	4.37%
*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

54	About the investment portfolios	EQ Advisors Trust

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/MFS Emerging Growth Companies Portfolio	Class IB Shares
Management Fee	0.65%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses*	0.96%
*	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2004 were 0.91%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$98
3 Years	$306
5 Years	$531
10 Years	$1,178

WHO MANAGES THE PORTFOLIO

MFS Investment Management (“MFS”), 500 Boylston Street, Bos-ton, MA 02116. MFS has been the Adviser to the Portfolio since it commenced operations. MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust. As of December 31, 2004, MFS had $146.2 billion in assets under management.

David Sette-Ducati and Eric B. Fishman are primarily responsible for the day-to-day management of the Portfolio. Mr. Sette-Ducati has been a Senior Vice President and Portfolio Manager at MFS since 2001. Prior to that time he served as Vice President and Portfolio Manager at MFS. Mr. Fishman has been Vice President and Portfolio Manager since April 2002. Prior to that time he was a research analyst with MFS since 2000.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	55

Domestic Stock Portfolios (continued)

EQ/MFS Investors Trust Portfolio

INVESTMENT OBJECTIVE: Seeks long-term growth of capital with a secondary objective to seek reasonable current income. For purposes of this Portfolio, the words “reasonable current income” mean moderate income.

THE INVESTMENT STRATEGY

The Portfolio invests, under normal market conditions, primarily in equity securities, including common stocks, preferred stocks, convertible securities, warrants and depositary receipts for those securities. Equity securities may be listed on a securities exchange or traded in the over-the-counter markets. While the Portfolio may invest in companies of any size, the Portfolio generally focuses on companies with larger market capitalizations that the Adviser believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow. The Adviser considers the Portfolio’s overall prospects for appreciation as well as income in managing the Portfolio.

The Adviser uses a “bottom-up” investment style in managing the Portfolio. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management’s abilities) performed by the Adviser’s large group of equity research analysts.

The Portfolio may invest up to, and including, 20% of its net assets in foreign securities, including those in emerging markets and depositary receipts, through which it may have exposure to foreign currencies.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Equity Risk

•	Convertible Securities Risk

•	Foreign Securities Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total return for each of the last six calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The commencement date for this Portfolio is January 1, 1999. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)
13.47% (2003 2nd Quarter)	–15.37% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/MFS Investors Trust Portfolio — Class IB Shares	11.37%	–2.18%	–0.44%
S&P 500 Index*	10.88%	–2.30%	1.25%
*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

56	About the investment portfolios	EQ Advisors Trust

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/MFS Investors Trust Portfolio	Class IB Shares
Management Fee	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.10%
Total Annual Portfolio Operating Expenses	0.95%
Less Fee Waiver/Expense Reimbursement*	—%
Net Total Annual Portfolio Operating Expenses**	0.95%
*	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2004 were 0.91%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$97
3 Years	$303
5 Years	$525
10 Years	$1,166

WHO MANAGES THE PORTFOLIO

MFS Investment Management (“MFS”), 500 Boylston Street, Bos-ton, MA 02116. MFS has been the Adviser to the Portfolio since it commenced operations. MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust. As of December 31, 2004, MFS had $146.2 billion in assets under management.

The Portfolio is managed by a team of portfolio managers comprised of T. Kevin Beatty, a Vice President of MFS and Nicole M. Zatlyn, a Vice President of MFS. Mr. Beatty has been managing the Portfolio since 2004 and has been with MFS in the area of investment management since 2002. Prior to joining MFS, Mr. Beatty was an Equity Analyst and Sector Head at State Street Research Management Co. from 1999 to 2002. Ms. Zatlyn has been employed in the investment management area of MFS since 2001. Prior to joining MFS, Ms. Zatlyn was an Investment Analyst at Bowman Capital Management from 1999 to 2001.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	57

Domestic Stock Portfolios (continued)

EQ/Montag & Caldwell Growth Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest primarily in equity securities of U.S. large capitalization companies. Large capitalization companies include those companies with market capitalization in excess of $10 billion at the time of investment. The Portfolio also may invest in equity securities of small- and mid-capitalization companies.

The Portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the Adviser believes provide opportunities for capital growth, such as warrants and securities convertible into common stock.

The Adviser utilizes a “growth at a reasonable price” investment approach that combines growth and value style investing. This means that the Portfolio generally invests in the stocks of companies with long-term earnings potential, but which are currently selling at a discount to their estimated long-term value. This approach is generally lower risk than a typical growth stock approach. In choosing investments, the Adviser utilizes a process that involves researching and evaluating companies for potential investment. Valuation is a key selection criterion. Also emphasized are growth characteristics to identify companies whose shares are attractively priced and may experience strong earnings growth relative to other companies. The Adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

For temporary defensive purposes, the Portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent the Portfolio is invested in these instruments, the Portfolio will not be pursuing its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Convertible Securities

•	Equity Risk

•	Growth Investing Risk

•	Small Cap and Mid Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for each of the last six calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Growth Portfolio, a series of Enterprise Accumulation Trust) managed by the Adviser using the same investment objectives and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Growth Portfolio whose inception date is December 1, 1998, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return*

Best quarter (% and time period)	Worst quarter (% and time period)
17.77% (1999 4th Quarter)	–15.53% (2001 1st Quarter)

Average Annual Total Returns*
	One Year	Five Years	Since Inception
EQ/Montag & Caldwell Growth Portfolio — Class IB Shares	4.10%	–5.49%	–0.18%
Russell 1000 Growth Index**,†	6.30%	–9.29%	–1.87%
S&P 500 Index**	10.88%	–2.30%	2.01%
*	For periods prior to the commencement of Class IB Shares (July 9, 2004), performance information shown is the performance of the predecessor portfolio.

58	About the investment portfolios	EQ Advisors Trust

**	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”
†	Effective May 1, 2005 this index replaced the S&P 500 Index as the Portfolio’s benchmark because we feel that this index reflects more closely the sectors in which the Portfolio invests.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses* (expenses that are deducted from Portfolio assets)
EQ/Montag & Caldwell Growth Portfolio	Class IB Shares
Management Fee	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	1.12%
Less Fee Waiver/Expense Reimbursement**	—%
Net Total Annual Operating Expenses	1.12%
*	Expenses of the Portfolio for the last fiscal year include the expenses of the Portfolio’s predecessor restated to reflect current fees.
**	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed 1.15%. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IB Shares
1 Year	$114
3 Years	$356
5 Years	$617
10 Years	$1,363

WHO MANAGES THE PORTFOLIO

Montag & Caldwell, Inc. (“Montag & Caldwell”), 3455 Peachtree Road, N.E., Suite 1200, Atlanta, Georgia 30326-3248, is the Adviser to the Portfolio. Montag & Caldwell and its predecessors have been engaged in the business of providing investment counseling to individuals and institutions since 1945. Total assets under management for all clients were approximately $28.27 billion as of December 31, 2004.

Ronald E. Canakaris, President and Chief Investment Officer of Montag & Caldwell, is responsible for the day-to-day investment management of the Portfolio and has more than 34 years’ experience in the investment industry. He has been President of Montag & Caldwell for more than 18 years.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	59

Domestic Stock Portfolios (continued)

EQ/Small Company Index Portfolio

INVESTMENT OBJECTIVE: Seeks to replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the Russell 2000 Index (“Russell 2000”).

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of small-cap companies included in the Russell 2000. The Adviser seeks to match the returns of the Russell 2000. The Portfolio invests in a statistically selected sample of the securities found in the Russell 2000, using a process known as “optimization.” This process selects stocks for the Portfolio so that industry weightings, market capitalizations and fundamental characteristics (price to book ratios, price to earnings ratios, debt to asset ratios and dividend yields) closely match those of the securities included in the Russell 2000. This approach helps to increase the Portfolio’s liquidity and reduce costs. The securities held by the Portfolio are weighted to make the Portfolio’s total investment characteristics similar to those of the Russell 2000 as a whole.

Over time, the correlation between the performance of the Portfolio and the Russell 2000 is expected to be 95% or higher before the deduction of Portfolio expenses. The Portfolio’s ability to track the Russell 2000 may be affected by, among other things, transaction costs, administration and other expenses incurred by the Portfolio, changes in either the composition of the Russell 2000 or the assets of the Portfolio, and the timing and amount of Portfolio investor contributions and withdrawals, if any. The Portfolio seeks to track the Russell 2000, therefore, the Adviser generally will not attempt to judge the merits of any particular security as an investment.

Securities index futures contracts and related options, warrants and convertible securities may be used for a number of reasons, including: to simulate full investment in the Russell 2000 while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract, option, warrant or convertible security is priced more attractively than the underlying equity security or Russell 2000. These instruments are considered to be derivatives.

The Portfolio may invest to a lesser extent in short-term debt securities and money market securities to meet redemption requests or to facilitate investment in the securities included in the Russell 2000.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Index-Fund Risk

•	Liquidity Risk

•	Small-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total return for each of the last seven calendar years and some of the risks of investing in the Portfolio by showing the yearly changes in the Portfolio’s performance. The inception date for the Portfolio is January 1, 1998. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser managed the Portfolio prior to January 2, 2003.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)
22.95% (2003 2nd Quarter)	–21.52% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Small Company Index Portfolio — Class IB Shares	17.67%	6.01%	6.74%
Russell 2000 Index*	18.33%	6.61%	7.21%
*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

60	About the investment portfolios	EQ Advisors Trust

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Small Company Index Portfolio	Class IB Shares
Management Fee	0.25%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.13%
Total Annual Portfolio Operating Expenses	0.63%
Less Fee Waiver/Expense Reimbursement*	—%
Net Total Annual Portfolio Operating Expenses	0.63%
*	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed 0.85%. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$64
3 Years	$202
5 Years	$351
10 Years	$786

WHO MANAGES THE PORTFOLIO

Alliance Capital Management L.P. (“Alliance Capital”), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio since January 2, 2003. Alliance manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2004, Alliance Capital had $539 billion in assets under management.

The management of and investment decisions for the Portfolio are made by Alliance Capital’s Passive Equity Investment Team, which is responsible for management of all of Alliance Capital’s Passive Equity accounts. The Passive Equity Investment Team relies heavily on quantitative. Judith DeVivo is responsible for day-to-day management of the Portfolio.

Ms. DeVivo manages equity portfolios benchmarked to a variety of indexes including the S&P 500, S&P Midcap, S&P Small Cap and Russell 2000 in addition to several customized accounts. Ms. DeVivo, a Senior Vice President and Portfolio Manager, joined Alliance in 1971 and joined the Passive Management Group in 1984.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	61

Domestic Stock Portfolios (continued)

EQ/Small Company Value Portfolio

INVESTMENT OBJECTIVE: Seeks to maximize capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in stocks of small capitalization companies. Small capitalization companies are companies with market capitalization of $2.0 billion or less at the time of investment.

The Portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the Adviser believes provide opportunities for capital growth, such as preferred stocks, warrants and securities convertible into common stocks.

The Adviser will utilize a value-oriented investment style that emphasizes companies deemed to be currently underpriced according to certain financial measurements, which may include price-to-earnings and price-to-book ratios and dividend income potential. In choosing investments, the Adviser utilizes a process of fundamental analysis that involves researching and evaluating individual companies for potential investment by the Portfolio. The Adviser uses a proprietary research technique to determine which stocks have a market price that is less than the “private market value” or what an investor would pay for the company. This approach will often lead the Portfolio to focus on “strong companies” in out-of-favor sectors or out-of-favor companies exhibiting a catalyst for change. The Adviser may sell a security for a variety of reasons, such as because it becomes overvalued or shows deteriorating fundamentals.

For temporary defensive purposes, the Portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent the Portfolio is invested in these instruments, the Portfolio will not be pursuing its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Equity Risk

•	Liquidity Risk

•	Small-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for each of the last ten calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Small Company Value Portfolio, a series of Enterprise Accumulation Trust) managed by the Adviser using the same investment objectives and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Small Company Value Portfolio whose inception date is August 1, 1988, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return*

Best quarter (% and time period)	Worst quarter (% and time period)
18.58% (1997 2nd Quarter)	–17.80% (1998 3rd Quarter)

Average Annual Total Returns*
	One Year	Five Years	Ten Years
EQ/Small Company Value Portfolio — Class IB Shares	20.93%	10.23%	14.83%
Russell 2000 Value Index**,†	22.25%	17.23%	15.17%
Russell 2000 Index**	18.33%	6.61%	11.54%

62	About the investment portfolios	EQ Advisors Trust

*	For periods prior to the commencement of Class IB Shares (July 9, 2004), performance information shown is the performance of the shares of the predecessor portfolio.
**	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”
†	Effective May 1, 2005 this index replaced the Russell 2000 Index as the Portfolio’s benchmark because we feel that this index reflects more closely the sectors in which the Portfolio invests.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses* (expenses that are deducted from Portfolio assets)
EQ/Small Company Value Portfolio	Class IB Shares
Management Fee	0.80%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	1.17%
Less Fee Waiver/Expense Reimbursement**	—%
Net Total Annual Portfolio Operating Expenses***	1.17%
*	Expenses of the Portfolio for the last fiscal year include the expenses of the Portfolio’s predecessor restated to reflect current fees.
**	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed 1.30%. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolios expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB Shares of the Portfolio for the fiscal year ended December 31, 2004 were 1.16%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IB Shares
1 Year	$119
3 Years	$372
5 Years	$644
10 Years	$1,420

WHO MANAGES THE PORTFOLIO

GAMCO Investors, Inc. (“GAMCO”), One Corporate Center, Rye, New York 10580, is the Adviser to the Portfolio. GAMCO’S predecessor, Gabelli & Company, Inc., was founded in 1977. As of December 31, 2004, total assets under management for all clients were $28.7 billion.

Mario J. Gabelli has served as Chief Investment Officer of GAMCO since its inception in 1977 and is responsible for the day-to-day management of the Portfolio. He has more than 36 years’ experience in the investment industry.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	63

Domestic Stock Portfolios (continued)

EQ/TCW Equity Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio intends to invest primarily in the equity securities of U.S. large capitalization companies that meet the Adviser’s criteria of high return on investment capital, strong positions within their industries, sound financial fundamentals and management committed to shareholder interests. Large capitalization companies are companies with market capitalization in excess of $10 billion at the time of investment.

The Portfolio also may invest in equity securities of small- and mid-capitalization companies. In addition, the Portfolio may invest up to 20% of its assets in foreign securities, provided that they are listed on a domestic or foreign securities exchange or represented by American Depositary Receipts (“ADRs”) or European Depositary Receipts (“EDRs”) listed on a domestic securities exchange or traded in the United States over-the-counter market.

The Portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the Adviser believes provide opportunities for capital growth, such as preferred stocks, warrants and securities convertible into common stock.

The Adviser generally chooses investments that include either companies with above average growth prospects, companies selling at reasonable valuations, or both. In choosing investments, the Adviser utilizes a process that involves researching and evaluating companies for potential investment. The Adviser generally selects companies with one or more of the following characteristics: superior business practices that will benefit from long-term trends, superior growth, profitability and leading market share versus others in their industry, strong enduring business models, valuable consumer or commercial franchises, high return on capital, favorable price to intrinsic value and undervalued assets. The Adviser may sell a security for a variety of reasons, including to invest in a company offering superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Equity Risk

•	Foreign Securities Risk

•	Small Cap and Mid Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for each of the last ten calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Equity Portfolio, a series of Enterprise Accumulation Trust) managed by the Adviser using the same investment objectives and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Equity Portfolio whose inception date is August 1, 1988, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return*

Best quarter (% and time period)	Worst quarter (% and time period)
26.57% (2001 4th Quarter)	–26.32% (2001 3rd Quarter)

64	About the investment portfolios	EQ Advisors Trust

Average Annual Total Returns*
	One Year	Five Years	Ten Years
EQ/TCW Equity Portfolio — Class IB Shares	13.51%	–1.16%	10.08%
Russell 1000 Growth Index**,†	6.30%	–9.29%	9.59%
S&P 500 Index**	10.88%	–2.30%	12.07%
*	For periods prior to the commencement of Class IB Shares (July 9, 2004), performance information shown is the performance of the shares of the predecessor portfolio.
**	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”
†	Effective May 1, 2005 this index replaced the S&P 500 Index as the Portfolio’s benchmark because we feel that this index reflects more closely the sectors in which the Portfolio invests.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses* (expenses that are deducted from Portfolio assets)
EQ/TCW Equity Portfolio	Class IB Shares
Management Fee	0.80%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	1.17%
Less Fee Waiver/Expense Reimbursement**	(0.02)%
Net Total Annual Operating Expenses***	1.15%
*	Expenses of the Portfolio for the last fiscal year include the expenses of the Portfolio’s predecessor restated to reflect current fees.
**	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolios expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB Shares of the Portfolio for the fiscal year ended December 31, 2004 were 1.14%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IB Shares
1 Year	$117
3 Years	$370
5 Years	$642
10 Years	$1,419

WHO MANAGES THE PORTFOLIO

TCW Investment Management Company (“TCW”), 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017, is the Adviser to the Portfolio. TCW was founded in 1971 and as of December 31, 2004, TCW and its affiliated companies had approximately $109 billion under management or committed to management.

Craig C. Blum, Managing Director, U.S. Equities and Stephen A. Burlingame, Managing Director, U.S. Equities are primarily responsible for the day-to-day management of the Portfolio. Mr. Blum previously served as a Managing Director, U.S. Equities, TCW Concentrated Core Equities. In 2003 he served as a Senior Vice President, U.S. TCW Concentrated Core Equities and from 2001 to 2002 he was Vice President, U.S. Equities, Central Research Analyst. Mr. Blum joined TCW in 1999 as a U.S. Equities Central Research Analyst and in 2000 he became Assistant Vice President, U.S. Equities, Central Research Analyst. Mr. Burlingame previously served as a Managing Director, U.S. Equities TCW Concentrated Core Equities and in 2003 he served as a Senior Vice President, U.S. Equities, TCW Concentrated Core Equities, from 2001 to 2002 he was Vice President, U.S. Equities, Central Research Analyst. Mr. Burlingame joined TCW in 2000 as an Assistant Vice President, U.S. Equities, Central Research Analyst.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	65

Domestic Stock Portfolios (continued)

EQ/UBS Growth and Income Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve total return through capital appreciation with income as a secondary consideration.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest primarily in a broadly diversified group of equity securities of U.S. large capitalization companies that offer the opportunity for capital appreciation and, secondarily, income. Large capitalization companies include those companies with market capitalization in excess of $10 billion at the time of investment. The Portfolio also may invest in equity securities of small- and mid-capitalization companies. In seeking income, the Portfolio invests in stocks of dividend-paying companies.

The Portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the Adviser believes provide opportunities for capital growth, such as warrants and securities convertible into common stock.

The Adviser utilizes an investment style that focuses on identifying discrepancies between a security’s fundamental value (i.e., the Adviser’s assessment of what the security is worth) and its market price. In choosing investments, the Adviser utilizes a process that involves researching and evaluating companies for potential investment. The Adviser estimates the fundamental value of each stock under analysis based on economic, industry and company analysis and a company’s management ream, competitive advantage and core competencies. The Adviser then compares its assessment of a security’s value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive price and value characteristics. The Adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Growth Investing Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for each of the last six calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Growth and Income Portfolio, a series of Enterprise Accumulation Trust) managed by the Advisor using the same investment objectives and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Growth and Income Portfolio whose inception date is December 1, 1998, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return*

Best quarter (% and time period)	Worst quarter (% and time period)
14.86% (1999 2nd Quarter)	–18.59% (2002 3rd Quarter)

66	About the investment portfolios	EQ Advisors Trust

Average Annual Total Returns*
	One Year	Five Years	Since Inception
EQ/UBS Growth and Income Portfolio — Class IB Shares	13.28%	–0.99%	2.65%
Russell 1000 Index**,†	11.40%	–1.76%	2.72%
S&P 500 Index**	10.88%	–2.30%	2.01%
*	For periods prior to the commencement of Class IB Shares (July 9, 2004), performance information shown is the performance of the shares of the predecessor portfolio.
**	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”
†	On May 1, 2005 this index replaced the S&P 500 Index as the Portfolio’s benchmark because this index reflects more closely the sectors in which the Portfolio invests.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses* (expenses that are deducted from Portfolio assets)
EQ/UBS Growth and Income Portfolio	Class IB Shares
Management Fee	0.75%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.16%
Total Annual Portfolio Operating Expenses	1.16%
Less Fee Waiver/Expense Reimbursement**	(0.11)%
Net Total Annual Portfolio Operating Expenses	1.05%
*	Expenses of the Portfolio for the last fiscal year include the expenses of the Portfolio’s predecessor restated to reflect current fees.
**	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IB Shares
1 Year	$107
3 Years	$358
5 Years	$628
10 Years	$1,399

WHO MANAGES THE PORTFOLIO

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), One North Wacker Drive, Chicago, Illinois 60606, is the Adviser to the Portfolio. UBS Global AM was formerly known as Brinson Advisers, Inc., which has provided investment counseling for over 50 years. As of December 31, 2004, assets under management were $57.6 billion.

John Leonard, Thomas M. Cole, Thomas J. Digenan and Scott C. Hazen are the portfolio managers responsible for the day-to-day management of the Portfolio. John Leonard is a Managing Director and Head of North American Equities and is responsible for the construction of U.S. equity portfolios and the oversight of UBS Global AM’s Chicago-based strategy team. He has been with UBS Global AM as an investment professional since 1991. Mr. Leonard is the lead Portfolio Manager for the Portfolio and is responsible for allocating the Portfolio among the various managers and analysts. Thomas Cole is a Managing Director and Head of Research, North American Core Equities Managing Director and has held that position for more than five years. He is responsible for the direction and oversight of the research group of the North American core equities team. Mr. Cole joined UBS Global AM as an Investment Professional in 1985. Mr. Digenan is an Executive Director and North American Equity Strategist and has held that position for more than five years. He participates in the analysis and development of U.S. equity portfolios. Mr. Digenan joined UBS Global AM as an Investment Professional in 1993. He has been a North American Equities Strategist since 2001 and prior thereto served as an Executive Director and President, Mutual Funds from 1993 to 2001. Mr. Hazen an Executive Director and North American Equity Strategist since 2004, participates in the analysis and development of U.S. Equity Portfolios. He joined UBS Global AM in 1992 as Executive Director Client Service and Relationship Management.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	67

Domestic Stock Portfolios (continued)

EQ/Van Kampen Comstock Portfolio

INVESTMENT OBJECTIVE: Capital growth and income.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks. The Portfolio may invest in issuers of small, medium and large market capitalization. The Portfolio primarily invests in equity securities, but also may invest in preferred stocks and securities convertible into common and preferred stocks.

The Adviser emphasizes a value style of investing, seeking well established, undervalued companies believed by the Adviser to possess the potential for capital growth and income. The Adviser typically sells portfolio securities when its assessments of capital growth and income potential of such securities materially change.

The Portfolio may invest up to 25% of its total assets in securities of foreign issuers including emerging market securities and depositary receipts. The Portfolio generally holds up to 10% of its total assets in high-quality short-term debt securities and investment grade corporate debt securities as temporary investments. The Portfolio may also invest up to 5% of its net assets in convertible securities that are below investment grade. The Portfolio also may purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

•	Foreign Securities Risk

Currency Risk

Emerging Market Risk

Political/Economic Risk

Regulatory Risk

Transaction Cost Risk

•	Small Cap and Mid Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The inception date for this Portfolio is April 29, 2005. Therefore, no historical performance information is available.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Van Kampen Comstock Portfolio	Class IB Shares
Management Fee	0.65%
Distribution and/or Service Fee (12b-1 fees)*	0.25%
Other Expenses*	0.19%
Total Annual Portfolio Operating Expenses	1.09%
Less Fee Waiver/Expense Reimbursement**	(0.09)%
Net Total Annual Operating Expenses	1.00%
*	Because the Portfolio has no operating history prior to the date of the Prospectus, “other expenses” are based on estimated amounts for the current fiscal period.
**	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers within three years of such payments and waivers under certain conditions. For more information on Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The example assumes that you invest $10,000 in the Portfolio for the periods indicated, your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall

68	About the investment portfolios	EQ Advisors Trust

fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$102
3 Years	$338

Who Manages the Portfolio

Morgan Stanley Investment Management Inc. (“MSIM Inc.”), 1221 Avenue of the Americas, New York, NY 10020. MSIM Inc. has been the Adviser to the Portfolio since the Portfolio commenced operations. MSIM Inc. conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. MSIM Inc. (which does business in certain instances using the name Van Kampen) is a direct subsidiary of Morgan Stanley. As of December 31, 2004 MSIM Inc. had $431.4 billion in assets under management.

The Multi-Cap Value team is responsible for the day-to-day management of the Portfolio. The current members of the team include B. Robert Baker, Jr., Jason S. Leder and Kevin C. Holt. Mr. Baker, the lead portfolio manager, is a Managing Director with Van Kampen. He has had portfolio management responsibilities at Van Kampen since 1991. Mr. Leder and Mr. Holt are Executive Directors with Van Kampen. Mr. Leder joined Van Kampen and has had portfolio management responsibilities with the firm since 1995. Mr. Holt joined Van Kampen in 1999 and has had portfolio management responsibilities since that time.

The Statement of Additional Information provides addition information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	69

Domestic Stock Portfolios (continued)

EQ/Van Kampen Mid Cap Growth Portfolio

INVESTMENT OBJECTIVE: Capital growth

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of medium-sized companies at the time of investment. The Portfolio primarily invests in equity securities including common stocks, preferred stocks, convertible securities and rights and warrants to purchase common stock. Medium-sized companies are defined by reference to those companies represented in the Russell Midcap Index. The Portfolio also may invest in common stocks and other equity securities of small- and large-sized companies.

The Adviser focuses on companies it believes have consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. In this regard, the Adviser studies company developments, including business strategy and financial results. Valuation is viewed in the context of prospects for sustainable earnings and cash flow growth. The Adviser generally considers selling a portfolio holding when it determines the holding no longer satisfies its investment criteria.

The Portfolio also may invest in debt securities of various maturities considered investment grade at the time of investment. Investment grade securities are rated BBB or higher by Standard & Poor’s or rated Baa or higher by Moody’s Investor Service, Inc. The Portfolio may also invest up to 5% of its net assets in convertible securities that are below in investment grade.

The Portfolio may invest up to 25% of its total assets in securities of foreign issuers including emerging market securities and depositary receipts. The Portfolio also may purchase and sell certain derivative instruments, such as options, futures contracts, options on futures contracts and currency transactions, for various portfolio management purposes, including to facilitate portfolio management and to mitigate risks.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may loose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

•	Foreign Securities Risk

Currency Risk

Emerging Market Risk

Political/Economic Risk

Regulatory Risk

Transaction Costs Risk

•	Growth Investing Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The inception date for this Portfolio is April 29, 2005. Therefore, no historical performance information is available.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Van Kampen Mid Cap Growth Portfolio	Class IB Shares
Management Fee	0.70%
Distribution and/or Service Fee (12b-1 fees)*	0.25%
Other Expenses*	0.19%
Total Annual Portfolio Operating Expenses	1.14%
Less Fee Waiver/Expense Reimbursement**	(0.09)%
Net Total Annual Operating Expenses	1.05%
*	Because the Portfolio has no operating history prior to the date of the Prospectus, “other expenses” are based on estimated amounts for the current fiscal period.
**	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers within three years of such payments and waivers under certain conditions. For more information on Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

70	About the investment portfolios	EQ Advisors Trust

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The example assumes that you invest $10,000 in the Portfolio for the periods indicated, your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$107
3 Years	$353

WHO MANAGES THE PORTFOLIO

Morgan Stanley Investment Management Inc. (“MSIM Inc.”), 1221 Avenue of the Americas, New York, NY 10020. MSIM Inc. has been the Adviser to the Portfolio since the Portfolio commenced operations. MSIM Inc. conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. MSIM Inc. (which does business in certain instances using the name Van Kampen) is a direct subsidiary of Morgan Stanley. As of December 31, 2004 MSIM Inc. had $431.4 billion in assets under management.

The U.S. Growth team is responsible for the day-to-day management of the Portfolio. The current members of the team include Dennis Lynch, David Cohen and Sam Chainani. Mr. Lynch is a Managing Director with Van Kampen. He joined the firm in 1997 and has had portfolio management responsibilities since that time. Mr. Cohen is an Executive Director with Van Kampen. He joined the firm in 1993 and has had portfolio management responsibilities for more than five years. Mr. Chainani is an Executive Director with Van Kampen. He joined the firm in 1997 and has had portfolio management responsibilities for more than five years.

The Statement of Additional Information provides addition information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	71

Domestic Stock Portfolios (continued)

EQ/Wells Fargo Montgomery Small Cap Portfolio

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

THE INVESTMENT STRATEGY

The Portfolio is an actively managed diversified Portfolio that invests primarily in the common stocks of U.S. companies that the Adviser believes have a potential for above-average growth. The Portfolio principally invests in small-sized companies that have a market capitalization of less than $2 billion at the time of purchase. Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus borrowings for investment purposes, in small capitalization securities.

The Adviser’s investment strategy is focused on identifying and investing in rapidly growing small-capitalization companies that are in an early or transitional stage of their development, before their potential is discovered by the market.

The Portfolio may engage in options transactions, including options on securities, options on a stock index and options on stock index futures to protect liquidity and portfolio value. The Portfolio also may invest in illiquid securities and privately issued securities. The Adviser engages in active and frequent trading of portfolio securities in seeking to achieve the Portfolio’s investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks.”

•	Derivatives Risk

•	Equity Risk

•	Liquidity Risk

•	Growth Investing Risk

•	Portfolio Turnover Risk

•	Small-Cap Company Risk

PORTFOLIO PERFORMANCE

The inception date for this Portfolio is October 1, 2004. Therefore, no prior performance information is available.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, re-invest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Wells Fargo Montgomery Small Cap Portfolio	Class IB Shares
Management Fee	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses*	6.51%
Total Annual Portfolio Operating Expenses	7.61%
Less Fee Waiver/Expense Reimbursement**	(6.33)%
Net Total Annual Portfolio Operating Expenses***	1.28%
*	Because the Portfolio has operating results for less than six months, “other expenses” are based on estimated amounts for the current fiscal period.
**	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed 1.30%. The Manager may be reimbursed the amount of any such payments and waivers within three years of such payments and waivers under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolios expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB Shares of the Portfolio for the fiscal year ended December 31, 2004 were 1.26%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$130
3 Years	$1,668

WHO MANAGES THE PORTFOLIO

Wells Capital Management Inc. (“Wells Capital Management”), 525 Market Street, San Francisco, CA 94105. Wells Capital Management is the Adviser to the Portfolio. Wells Capital Management is a registered investment adviser that provides investment advisory services for

72	About the investment portfolios	EQ Advisors Trust

registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of December 31, 2004, Wells Capital Management managed assets aggregating in excess of $130.2 billion.

Jerome “Cam” Philpott and Stuart Roberts are primarily responsible for the day-to-day management of the Portfolio. Mr. Philpott joined Wells Capital Management in 2003 as a portfolio manager. Prior to joining Wells Capital Management, Mr. Philpott was a portfolio manager with Montgomery Asset Management, which he joined in 1991 as an analyst for the Small Cap Equity team.

Mr. Roberts joined Wells Capital Management in 2003 as a portfolio manager. Prior to joining Wells Capital Management, Mr. Roberts was a senior portfolio manager with Montgomery Asset Management, which he joined in 1990. He has specialized in small-cap growth investments since 1983.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	73

International Stock Portfolios

EQ/Alliance International Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests in both growth-oriented and value-oriented stocks of non-U.S. companies. These non-U.S. companies may have operations in the United States, in their country of incorporation and/or in other countries.

The growth portion of the Portfolio invests primarily in a diversified portfolio of equity securities selected principally to permit participation in non-U.S. companies or foreign governmental enterprises that the Adviser believes have prospects for growth. This portion of the Portfolio may invest anywhere in the world (including developing countries or “emerging markets”), although it will not generally invest in the United States. Developing countries in which the growth portion of the Portfolio may invest include, among others, Mexico, Brazil, Hong Kong, India, Poland, Turkey and South Africa.

The portion of the Portfolio invested in value-oriented stocks will invest primarily in equity securities of issuers in countries that comprise the MSCI EAFE Index (Europe, Australia and the Far East) and Canada. MSCI EAFE countries currently include Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. For this portion of the Portfolio, the Adviser uses a value oriented approach to stock selection in that it generally invests in stocks with low price-to-earnings ratios, low price-to-book ratios and high dividend yields. The value portion of the Portfolio will be diversified among many foreign countries (including developing countries or “emerging markets”) not necessarily in the same proportion that the countries are represented in the MSCI EAFE Index.

The Portfolio intends to have represented in the Portfolio business activities in not less than three different countries.

The Portfolio may also invest in any type of investment grade, fixed income security including, but not limited to, preferred stock, convertible securities, bonds, notes and other evidences of indebtedness of foreign issuers, including obligations of foreign governments. Although no particular proportion of stocks, bonds or other securities is required to be maintained, the Portfolio intends under normal market conditions to invest primarily in equity securities.

The Portfolio may also make use of various other investment strategies, including the purchase and sale of shares of other mutual funds investing in foreign securities. The Portfolio may also use derivatives, including: writing covered call and put options, purchasing purchase call and put options on individual equity securities, securities indexes, and foreign currencies. The Portfolio may also purchase and sell stock index, foreign currency and interest rate futures contracts and options on such contracts, as well as forward foreign currency exchange contracts.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

•	Foreign Securities Risk

Currency Risk

Emerging Market Risk

•	Growth Investing Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for each of the last nine calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance International Portfolio) managed by the Adviser using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance International Portfolio whose inception date is April 3, 1995, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

74	About the investment portfolios	EQ Advisors Trust

Calendar Year Annual Total Return*

Best quarter (% and time period)	Worst quarter (% and time period)
25.32% (1999 4th Quarter)	–20.49% (2002 3rd Quarter)

Average Annual Total Returns*
	One Year	Five Years	Since Inception
EQ/Alliance International Portfolio — Class IB Shares	18.10%	–3.21%	4.30%
MSCI EAFE Index**	20.25%	–1.13%	5.56%
*	For periods prior to the inception of Class IB Shares (May 1, 1997), performance information shown is the performance of Class IA shares adjusted to reflect the 12b-1 fees paid by Class IB shares.
**	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Alliance International Portfolio	Class IB Shares
Management Fee	0.73%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	1.10%
Less Fee Waiver/Expense Reimbursement*	—%
Net Total Annual Portfolio Operating Expenses**	1.10%
*	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB Shares of the Portfolio for the fiscal year ended December 31, 2004 were 1.08%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$112
3 Years	$350
5 Years	$606
10 Years	$1,340

WHO MANAGES THE PORTFOLIO

Alliance Capital Management L.P. (“Alliance Capital”), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2004, Alliance Capital had $539 billion in assets under management.

The management of and investment decisions for the Portfolio are made by the Blend Investment Policy Team, comprised of senior Blend portfolio managers. The Blend Investment Policy Team relies heavily on Alliance Capital’s growth, value and fixed-income investment teams and, in turn, the fundamental research of Alliance Capital’s large internal research staff. Day-to-day responsibilities for coordinating the portfolio’s investments resides with Seth Masters, the Chief Investment Officer (“CIO”) of the Blend Investment Policy Team.

Mr. Masters has served as CIO — Style Blend and Core Equity services and headed the US and global style blend teams since 2002. He serves on Alliance Capital’s Executive Committee, a group of key senior professionals responsible for managing the firm, enacting key strategic initiatives and allocating resources. From 1994-2002, Mr. Masters was CIO — Emerging Markets Value equities, a service he took the lead in designing.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	75

International Stock Portfolios (continued)

EQ/Capital Guardian International Portfolio

INVESTMENT OBJECTIVE: To achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests primarily (at least 80% of its net assets) in securities of non-U.S. issuers (including American Depositary Receipts and U.S. registered securities) and securities whose principal markets are outside of the U.S. The assets of the Portfolio can be invested with geographic flexibility, giving due consideration to economic, social, and political developments, currency risks and the liquidity of various national markets. In addition, the Portfolio may invest in securities of issuers domiciled in other countries including developing countries. In determining the domicile of an issuer, the Adviser takes into account where the company is legally organized, the location of its principal corporate offices, where it conducts its principal operations and the location of its primary listing.

The Portfolio primarily invests in common stocks, securities convertible into common stocks, warrants, rights, and non-convertible preferred stock. The Adviser emphasizes investments in companies with strong earnings growth. However, when the Adviser believes that market and economic conditions indicate that it is desirable to do so, the Portfolio may also purchase high-quality debt securities rated, at the time of purchase, within the top three quality categories by Moody’s or S&P (or unrated securities of equivalent quality), repurchase agreements, and short-term debt obligations denominated in U.S. dollars or foreign currencies.

Although the Portfolio does not intend to seek short-term profits, securities in the Portfolio will be sold whenever the Adviser believes it is appropriate to do so without regard to the length of time a particular security may have been held.

To the extent the Portfolio invests in non-U.S. dollar denominated securities or holds non-U.S. dollar assets, the Portfolio may hedge against possible variations in exchange rates between currencies by purchasing and selling currency futures or put and call options and may also enter into forward foreign currency exchange contracts to hedge against changes in currency exchange rates. The Portfolio may also cross-hedge between two non-U.S. currencies.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

•	Foreign Securities Risk

Currency Risk

Emerging Market Risk

•	Growth Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for each of the last five calendar years, and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is May 1, 1999. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)
18.63% (2003 2nd Quarter)	–19.81% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Capital Guardian International Portfolio — Class IB Shares	13.68%	–3.92%	2.56%
MSCI EAFE Index*	20.25%	–1.13%	2.29%
*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

76	About the investment portfolios	EQ Advisors Trust

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Capital Guardian International Portfolio	Class IB Shares
Management Fee	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.17%
Total Annual Portfolio Operating Expenses	1.27%
Less Fee Waiver/Expense Reimbursement*	(0.07)%
Net Total Annual Portfolio Operating Expenses**	1.20%
*	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2004 were 1.17%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$122
3 Years	$396
5 Years	$690
10 Years	$1,528

WHO MANAGES THE PORTFOLIO

Capital Guardian Trust Company (“Capital Guardian”), 333 South Hope Street, Los Angeles, CA 90071. Capital Guardian has been the Adviser to the Portfolio since its inception. Capital Guardian has been providing investment management services since 1968. As of December 31, 2004, Capital Guardian had $162 billion in assets under management.

Capital Guardian uses a multiple portfolio manager system in managing the Portfolio’s assets. Under this approach, the Portfolio is divided into segments managed by individual managers. Managers decide how their respective segments will be invested, within the limits provided by a fund’s objectives and policies and by Capital Guardian’s Investment Committee. In addition, Capital Guardian’s investment analysts may make investment decisions with respect to a portion of the Portfolio. The individual managers responsible for segments of the Portfolio are:

David Fischer Chairman of the Board of Capital Guardian for more than five years. He joined the Capital Guardian as an Investment Professional in 1969.

Arthur Gromadzki Director and Senior Vice President of Capital International Research, Inc. an affiliate of Capital Guardian. Mr. Gromadzki has been an Investment Professional with the Capital Guardian organization for 18 years.

Richard Havas Senior Vice President of Capital International, Inc. an affiliate of Capital Guardian. Mr. Havas has been with the Capital Guardian organization as an Investment Professional for 19 years.

Seung Kwak Senior Vice President for Capital International K.K, an affiliate of Capital Guardian for 3 years. She is an Investment Professional with regional coverage responsibilities in Japan. Prior there to she was an Investment Professional with Zurich Scudder Investments for 17 years.

Nancy Kyle Vice Chairman of Capital Guardian. She joined Capital Guardian as an Investment Professional in 1991.

John M.N. Mant Executive Vice President of Capital International Research, Inc., an affiliate of Capital Guardian. He is an Investment Professional with regional coverage responsibilities in Europe. Mr. Mant has been an Investment Professional with the Capital Guardian organization for 15 years.

Christopher A. Reed Vice President of Capital International Research, Inc., an affiliate of Capital Guardian. Mr. Reed has been an Investment Professional with the Capital Guardian organization for 12 years.

Lionel Sauvage Director and Senior Vice President of Capital Guardian. He joined Capital Guardian as an Investment Professional in 1987.

EQ Advisors Trust	About the investment portfolios	77

International Stock Portfolios (continued)

Nilly Sikorsky Chairman of Capital International L.A., an affiliate of Capital Guardian. She joined the Capital Guardian organization as an Investment Professional in 1962.

Rudolf Staehelin Senior Vice President of Capital International Research, Inc. an affiliate of Capital Guardian. Mr. Staehelin joined the Capital Guardian organization as an Investment Professional in 1981.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

78	About the investment portfolios	EQ Advisors Trust

EQ/International Growth Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets in the equity securities of foreign companies that the Adviser believes are undervalued. Foreign companies include those companies that are organized or headquartered outside of the U.S. Foreign securities include securities issued by companies in countries with either developed or developing economies. The Portfolio does not limit its investments to issuers within a specific market capitalization range but generally invests in large capitalization companies (i.e., those with market capitalization in excess of $10 billion at the time of investment). The Portfolio generally diversifies its investments among European, Australasian and Far East (“EAFE”) markets.

The Portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the Adviser believes provide opportunities for capital growth, such as warrants and securities convertible into common stock.

The Adviser uses a bottom-up stock selection process that seeks to identify companies that are good predictable businesses selling at attractive prices relative to an estimate of intrinsic value. In choosing investments, the Adviser utilizes a process that involves researching and evaluating companies for potential investment. The Adviser seeks to identify and invest in those foreign companies that it believes are and will remain globally dominant over the long term. These companies tend to be highly capitalized “blue chip” names and have established success relative to their global peers in sustained profitability. The Adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Convertible Securities

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Emerging Market Risk

Political/Economic Risk

Regulatory Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for each of the last ten calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise International Growth Portfolio, a series of Enterprise Accumulation Trust) managed by the Adviser using the same investment objectives and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise International Growth Portfolio whose inception date is November 18, 1994, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return*

Best quarter (% and time period)	Worst quarter (% and time period)
32.15% (1999 4th Quarter)	–27.47% (2002 3rd Quarter)

EQ Advisors Trust	About the investment portfolios	79

International Stock Portfolios (continued)

Average Annual Total Returns*
	One Year	Five Years	Ten Years
EQ/International Growth Portfolio — Class IB Shares	5.27%	–7.87%	3.94%
MSCI EAFE Index**	20.25%	–1.13%	5.62%
*	For periods prior to the commencement of Class IB Shares (July 9, 2004), performance information shown is the performance of the shares of the predecessor portfolio.
**	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses* (expenses that are deducted from Portfolio assets)
EQ/International Growth Portfolio	Class IB Shares
Management Fee	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.22%
Total Annual Portfolio Operating Expenses	1.32%
Less Fee Waiver/Expense Reimbursement*	—%
Net Total Annual Portfolio Operating Expenses	1.32%
*	Expenses of the Portfolio for the last fiscal year include the expenses of the Portfolio’s predecessor restated to reflect current fees.
**	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed 1.55%. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Total Annual Portfolio Operating Expenses for Class IB Shares of the Portfolio for the fiscal year ended December 31, 2004.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IB Shares
1 Year	$134
3 Years	$418
5 Years	$723
10 Years	$1,590

WHO MANAGES THE PORTFOLIO

SSgA Funds Management, Inc. (“SSgA”), One Lincoln Street, Boston, Massachusetts 02110, is the Adviser to the Portfolio. SSgA, established in 2001, is affiliated with State Street Global Advisers, which was established in 1978. As of December 31, 2004, SSgA had $98.8 billion in assets under management.

The Portfolio is managed by a team of investment professionals consisting of the following members.

Timothy Corbett is a Principal at SSgA FM and State Street Global Advisors and a Portfolio Manager for the International Growth Opportunities Strategy within the Global Fundamental Strategies Group. Mr. Corbett is responsible for managing European, Asian, and Far East equities. He joined GFS in August of 2000 and has had portfolio management responsibilities since that time.

Ivka Kalus-Bystricky is a Portfolio Manager for SSgA’s and SSgA FM’s Fundamental Team. Prior to joining SSgA in 2004, she was at Baring Asset Management from 2003 to 2004, where she worked as a Senior Portfolio Manager of international and global portfolios. Prior thereto, she spent three years managing international portfolios at Independence Investment and prior to that was an equity analyst at Putnam Investments.

Lindsey Richardson has been a Principal of State Street Global Advisors since 1998 and SSgA FM since 2001. She has worked as the product specialist within SSgA’s Global Fundamental Strategies Group responsible for the International Developed Markets product throughout her tenure at SSgA. In June 2004, Ms. Richardson also took on the role of the emerging markets equity product specialist for Rexiter Capital Management, a member of State Street Global Alliance, LLC.

Tom Moore is a Senior Principal at State Street Global Advisors and SSgA Funds Management , Inc. Mr. Moore joined SSgA in 2001 as a Portfolio Manager in the Global Fundamental Strategies Group and was named Head of the Global Fundamental Strategies Group in March 2004. Mr. Moore joined State Street Research in Boston and served as head of the International Equities group at that firm for seven years, and before that, held the title of Director of Research and was an energy sector analyst.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

80	About the investment portfolios	EQ Advisors Trust

EQ/Mercury International Value Portfolio

INVESTMENT OBJECTIVE: Seeks capital appreciation.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in securities of companies located in a number of different countries outside the United States. Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. Such equity securities normally include common stocks, preferred stocks, securities convertible into common or preferred stocks and warrants. The countries in which the Portfolio may invest include emerging market countries.

The Portfolio considers the following to be issuers of securities located in a country other than the U.S.:

•	companies organized under the laws of a country other than the U.S. with a principal office outside the U.S.;

•	companies that earn 50% or more of their total revenues from business outside the U.S.;

•	companies with 50% or more of their assets located in a country outside of the U.S.; and

•	companies whose securities are principally traded in foreign markets.

The Portfolio may engage in a variety of transactions using derivatives, such as futures, options, warrants, and forward and swap contracts on both securities and currencies.

The Portfolio will not limit its investments to any particular type of company. The Portfolio may invest in companies of any size although it generally will invest in large cap companies. In investing the Portfolio’s assets, the Adviser follows a value investing style, focusing on the stocks that the Adviser believes are currently undervalued by the market and thus have a lower price than their true worth. Typical value characteristics include a low price-to-earnings ratio relative to the cost of capital and other intrinsic characteristics, a high yield relative to the market and financial strength. Stocks may be “undervalued” because they are part of an industry that is out of favor with investors generally. Even in those industries, individual companies may have high rates of earnings growth and be financially sound. At the same time, the price of their common stock may be depressed because investors associate the companies with their industries.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Emerging Market Risk

•	Liquidity Risk

•	Small Cap and Mid Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total return for each of the last seven calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this portfolio because a different Adviser managed the Portfolio prior to December 12, 2003.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter: (% and time period)	Worst quarter: (% and time period)
36.26% (1999 4th Quarter)	–20.57% (2002 3rd Quarter)

EQ Advisors Trust	About the investment portfolios	81

International Stock Portfolios (continued)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Mercury International Value Portfolio — Class IB Shares	21.73%	–2.22%	8.54%
MSCI EAFE Index*	20.25%	–1.13%	5.24%
*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Mercury International Value Portfolio	Class IB Shares
Management Fee	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.15%
Total Annual Portfolio Operating Expenses	1.25%
Less Fee Waiver/Expense Reimbursement*	—%
Net Total Annual Portfolio Operating Expenses**	1.25%
*	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2004 were 1.18%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$127
3 Years	$397
5 Years	$686
10 Years	$1,511

WHO MANAGES THE PORTFOLIO

Merrill Lynch Investment Managers International Limited (“MLIM International”), an affiliate of Fund Asset Management, L.P., 33 King William Street, London EC4R 9AS, England, serves as the Adviser to the Portfolio. As of December 31, 2004, MLIM International and its investment advisory affiliates had approximately $496 billion in assets under management.

A team of investment professionals that includes James MacMillan, Hubert Aarts and Robert Weatherston is jointly and primarily responsible for the day-to-day management of the Portfolio.

Mr. MacMillan, the Portfolio’s senior portfolio manager, has been managing the Portfolio since December 2003. He has been a Managing Director of Merrill Lynch Investment Managers, L.P., (“MLIM”) an affiliate of Mercury since 2000 and was a Director from 1993 to 2000.

Mr. Aarts has been a portfolio manager of the Portfolio since December 2003. He has been a Director of MLIM since 2002 and a Vice President from 1995 to 2002. He has had portfolio management responsibilities with MLIM or its affiliates since 1995.

Mr. Weatherston has been a portfolio manager of the since December 2003. He has been a Director of MLIM since 2005 and was a Vice President thereof from 1999 to 2005. He has had portfolio management responsibilities with MLIM or its affiliates since 1995.

The Statement of Additional Information provides additional information about the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

82	About the investment portfolios	EQ Advisors Trust

EQ/Van Kampen Emerging Markets Equity Portfolio

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies located in emerging market countries or other equity investments that are tied economically to emerging market countries. Such equity securities may include common stocks, securities convertible into common stocks, preferred stocks, depositary receipts, rights and warrants.

The Portfolio is non-diversified which means that it may invest in a limited number of issuers. For purposes of this Portfolio, an emerging market country security is defined as a security of an issuer having one or more of the following characteristics:

•	its principal securities trading market is in an emerging market country;

•	alone or on a consolidated basis, at least 50% of its revenues are derived from goods produced, sales made or services performed in an emerging market country; or

•	it is organized under the laws of, or has a principal office in, an emerging market country.

The Adviser’s investment approach combines top-down country allocation with bottom-up stock selection. The Adviser focuses on growth-oriented companies that it believes have attractive growth characteristics, reasonable valuations and shareholder-oriented management. The Portfolio generally invests only in emerging market countries whose currencies are freely convertible into United States dollars. The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective.

The Portfolio may invest to a limited extent in corporate or government-issued or guaranteed debt securities of issuers in emerging market countries, including debt securities that are rated or considered to be below investment grade (so-called “junk bonds”). The Portfolio also may invest, to a lesser extent, in equity securities of corporate or governmental issuers located in industrialized countries, foreign currency or investment funds and supranational entities such as the World Bank. In addition, the Portfolio may utilize forward foreign currency contracts, options and futures contracts and swap transactions.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

Junk Bonds and Lower Rated Securities Risk

•	Focused Portfolio Risk

•	Foreign Securities Risk

Currency Risk

Emerging Market Risk

•	Growth Investing Risk

•	Liquidity Risk

•	Non-Diversification Risk

•	Portfolio Turnover Risk

EQ Advisors Trust	About the investment portfolios	83

International Stock Portfolios (continued)

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total return for each of the last seven calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is August 20, 1997. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter (% and time period)	Worst quarter (% and time period)
49.97% (1999 4th Quarter)	–22.24% (2001 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Van Kampen Emerging Markets Equity Portfolio —Class IB Shares	23.58%	0.59%	2.22%
MSCI EMF Index*	25.95%	4.62%	3.86%
*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Van Kampen Emerging Markets Equity Portfolio	Class IB Shares
Management Fee	1.15%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.40%
Total Annual Portfolio Operating Expenses	1.80%
Less Fee Waiver/Expense Reimbursement*	—%
Net Total Annual Portfolio Operating Expenses**	1.80%
*	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction, the Net Total Annual Portfolio Operating Expenses for Class IB shares of the Portfolio for the fiscal year ended December 31, 2004 were 1.75%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$183
3 Years	$566
5 Years	$975
10 Years	$2,116

84	About the investment portfolios	EQ Advisors Trust

WHO MANAGES THE PORTFOLIO

Morgan Stanley Investment Management Inc. (“MSIM Inc.”), 1221 Avenue of the Americas, New York, NY 10020. MSIM Inc. has been the Adviser to the Portfolio since the Portfolio commenced operations. MSIM Inc. conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. MSIM Inc. (which does business in certain instances using the name Van Kampen) is a direct subsidiary of Morgan Stanley. As of December 31, 2004 MSIM Inc. had $431.4 billion in assets under management.

The Portfolio is managed within the Subadviser’s Emerging Markets team. Current members of the team include Narayan Ramachandran, Ruchir Sharma, Ashutosh Sinha and Paul Psaila.

Narayan Ramachandran is a Managing Director of MSIM Inc., and is the Portfolio’s co-lead portfolio manager. He has been managing the Portfolio since 2001 and has been with MSIM, Inc. as an Investment Professional since 1996.

Ruchir Sharma is a Managing Director of MSIM Inc., and is the Portfolio’s co-lead portfolio manager. He has managed the Portfolio since 1996 and has been with MSIM Inc. as an Investment Professional since its inception.

Ashutosh Sinha, Managing Director of MSIM, Inc. has managed the Portfolio since 1996 and has been with MSIM Inc. as an Investment Professional since its inception.

Paul Psaila, an Executive director of MSIM Inc., has managed the Portfolio since 1994 and has been an Investment Professional with MSIM Inc. since 1994.

The Statement of Additional Information provides additional information about the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	85

Fixed Income Portfolios

EQ/Alliance Intermediate Government Securities Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve high current income consistent with relative stability of principal.

THE INVESTMENT STRATEGY

Under normal market conditions, the Portfolio will invest at least 80% of its net assets, plus borrowings for investment purposes, in U.S. Government securities and repurchase agreements and forward commitments relating to U.S. Government securities.

The Portfolio’s investments will generally have a final maturity of not more than ten years or a duration not exceeding that of a 10-year Treasury note. Under normal circumstances, the Portfolio will have a dollar-weighted average maturity of more than three years but less than ten years. In some cases, the Adviser’s calculation of duration will be based on certain assumptions (including assumptions regarding prepayment rates in the mortgage-backed or asset-backed securities and foreign and domestic interest rates).

Duration is a measure of the weighted average maturity of cash flows on the bonds held by the Portfolio and can be used by the Adviser as a measure of the sensitivity of the market value of the Portfolio to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates.

The Portfolio buys and sells securities with a view to maximizing current return without, in the opinion of the Adviser, undue risk to principal. Potential capital gains resulting from possible changes in interest rates will not be a major consideration. The Portfolio may take full advantage of a wide range of maturities of U.S. Government securities and may adjust the dollar-weighted average maturity of its portfolio from time to time, depending on the Adviser’s assessment of relative yields on securities of different maturities and the expected effect of future changes in interest rates on the market value of the securities held by the Portfolio. The Portfolio also may purchase debt securities of non-government issuers that own mortgages. The Portfolio may also invest a substantial portion of its assets in money market instruments.

In order to enhance its current return, to reduce fluctuations in net asset value, and to hedge against changes in interest rates, the Portfolio may write covered call and put options on U.S. Government securities and may purchase call and put options on U.S. Government securities. The Portfolio may also enter into interest rate futures contracts with respect to U.S. Government securities, and may write and purchase options thereon. The Portfolio may also make secured loans of its portfolio securities without limitation and enter into repurchase agreement with respect to U.S. Government securities with commercial banks and registered broker-dealers.

The Portfolio may also make use of various other investment strategies, including covered short sales, and the purchase or sale of securities on a when-issued, delayed delivery or forward commitment basis.

For purposes of this Portfolio, U.S. Government securities include:

•	U.S. Treasury Bills: Direct obligations of the U.S. Treasury which are issued in maturities of one year or less.

•	U.S. Treasury Notes: Direct obligations of the U.S. Treasury issued in maturities which vary between one and ten years, with interest payable every six months.

•	U.S. Treasury Bonds: Direct obligations of the U.S. Treasury which are issued in maturities more than ten years from the date of issue, with interest payable every six months.

•	“Ginnie Maes”: Debt securities issued by a mortgage banker or other mortgagee and represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association (“GNMA”) guarantees the timely payment of principal and interest. Ginnie Maes, although not direct obligations of the U.S. Government, are guaranteed by the U.S. Treasury.

•	“Fannie Maes”: The Federal National Mortgage Association (“FNMA”) is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA and supported by FNMA’s right to borrow from the U.S. Treasury, at the discretion of the U.S. Treasury. Fannie Maes are not issued by, or backed by the full faith and credit of, the U.S. Government.

•	“Freddie Macs”: The Federal Home Loan Mortgage Corporation (“FHLMC”), a corporate instrumentality of the U.S. Government, issues participation certificates (“PCs”) which represent an interest in residential mortgages from FHLMC’s National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not issued by, or backed by the full faith and credit of, the U.S. Government.

•	Governmental Collateralized Mortgage Obligations: These are securities issued by a U.S. Government instrumentality or agency which are backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. These securities are not backed by the full faith and credit of the U.S. Government.

•	“Sallie Maes”: The Student Loan Marketing Association (“SLMA”) is a government-sponsored corporation owned entirely by private stockholders that provides liquidity for banks and other institutions engaged in the Guaranteed Student Loan Program. These loans are not issued by the U.S. Government and are either directly guaranteed by the U.S. Treasury or guaranteed by state agencies and reinsured by the U.S. Government. SLMA issues both short term notes and longer term public bonds to finance its activities.

86	About the investment portfolios	EQ Advisors Trust

The Portfolio may also invest in “zero coupon” U.S. Government securities which have been stripped of their unmatured interest coupons and receipts or in certificates representing undivided interests in such stripped U.S. Government securities and coupons. These securities tend to be more volatile than other types of U.S. Government securities.

Guarantees associated with U.S. Government Securities guarantee only the payment of principal at maturity and interest when due, and do not guarantee the securities’ yield or value or the yield or value of the Portfolio’s shares.

The Portfolio may also purchase collateralized mortgage obligations (“CMOs”) issued by non-governmental issuers and securities issued by real estate mortgage investment conduits (“REMICs”), but only if they are collateralized by U.S. Government securities. However, CMOs issued by entities other than U.S. Government agencies and instrumentalities and securities issued by REMICs are not considered U.S. Government securities for purposes of the Portfolio meeting its policy of investing at least 80% of its net assets in U.S. Government securities.

The Portfolio engages in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in fixed income securities, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Derivatives Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Mortgage-Backed Securities Risk

Zero Coupon Risk

•	Portfolio Turnover Risk

•	Securities Lending Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for each of the last ten calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance.

The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Intermediate Government Securities Portfolio) managed by the Adviser using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Intermediate Government Securities Portfolio whose inception date is April 1, 1991, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return*

Best quarter (% and time period)	Worst quarter (% and time period)
4.83% (2001 3rd Quarter)	–2.35% (2004 2nd Quarter)

Average Annual Total Returns*
	One Year	Five Years	Ten Years
EQ/Alliance Intermediate Government Securities Portfolio — Class IB Shares	1.97%	5.87%	5.97%
Lehman Brothers Intermediate Government Bond Index**	2.33%	6.57%	6.75%
*	For periods prior to the inception of Class IB Shares (May 1, 1997), performance information shown is the performance of Class IA shares adjusted to reflect the 12b-1 fees paid by Class IB shares.
**	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

EQ Advisors Trust	About the investment portfolios	87

Fixed Income Portfolios (continued)

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Alliance Intermediate Government Securities Portfolio	Class IB Shares
Management Fee	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	0.81%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$83
3 Years	$259
5 Years	$450
10 Years	$1,002

WHO MANAGES THE PORTFOLIO

Alliance Capital Management L.P. (“Alliance Capital”), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2004, Alliance Capital had $539 billion in assets under management.

Kewjin Yuoh, Vice President and Portfolio Manager at Alliance Capital is responsible for day-to-day management of the Portfolio. Mr. Yuoh joined Alliance Capital in 1993 as a Vice President.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

88	About the investment portfolios	EQ Advisors Trust

EQ/Alliance Quality Bond Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve high current income consistent with moderate risk to capital.

THE INVESTMENT STRATEGY

The Portfolio expects to invest in readily marketable securities with relatively attractive yields that the Adviser believes do not involve undue risk.

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities. The Portfolio invests primarily in securities which are rated investment grade at the time of purchase (i.e., at least Baa by Moody’s or BBB by S&P), or in unrated fixed income securities that the Adviser determines to be of comparable quality. The Portfolio will also seek to maintain an average aggregate quality rating of its portfolio securities of at least A (Moody’s and S&P).

In the event that the credit rating of a security held by the Portfolio falls below investment grade (or, in the case of unrated securities, the Adviser determines that the quality of such security has deteriorated below investment grade), the Portfolio will not be obligated to dispose of such security and may continue to hold the obligation if the Adviser believes such an investment is appropriate under the circumstances.

The Portfolio plans to vary the proportions of its holdings of long- and short-term fixed income securities (including debt securities, convertible debt securities and U.S. Government obligations) and preferred stocks in order to reflect the Adviser’s assessment of prospective cyclical changes even if such action may adversely affect current income.

The Portfolio may also invest in foreign securities, although it will not invest more than 20% of its total assets in securities denominated in currencies other than the U.S. dollar. The Portfolio may enter into foreign currency futures contracts (and related options), forward foreign currency exchange contracts and options on foreign currencies for hedging purposes.

The Portfolio may also make use of various other investment strategies, including zero coupon and pay-in-kind securities, collateralized mortgage obligations, asset-backed securities, securities lending, the purchase or sale of securities on a when-issued, delayed delivery or forward commitment basis and repurchase agreements. The Portfolio may also use derivatives, including: purchasing put and call options and writing covered put and call options on securities it may purchase.

The Portfolio may seek to protect the value of its investments from interest rate fluctuations by entering into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors.

The Portfolio engages in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in primarily fixed income securities, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Mortgage-Backed Securities Risk

Zero Coupon and Pay-in Kind Securities Risk

•	Foreign Securities Risk

Currency Risk

•	Portfolio Turnover Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for each of the last ten calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Quality Bond Portfolio) managed by the Adviser using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Quality Bond Portfolio whose inception date is October 1, 1993, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

EQ Advisors Trust	About the investment portfolios	89

Fixed Income Portfolios (continued)

Calendar Year Annual Total Return*

Best quarter (% and time period)	Worst quarter (% and time period)
6.05% (1995 2nd Quarter)	–2.39% (2004 2nd Quarter)

Average Annual Total Returns*
	One Year	Five Years	Ten Years
EQ/Alliance Quality Bond Portfolio — Class IB Shares	3.79%	6.82%	7.01%
Lehman Brothers Aggregate Bond Index**	4.34%	7.71%	7.72%
*	For periods prior to the inception of Class IB Shares (July 8, 1998), performance information shown is the performance of Class IA shares adjusted to reflect the 12b-1 fees paid by Class IB shares.
**	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Alliance Quality Bond Portfolio	Class IB Shares
Management Fee	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	0.81%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$83
3 Years	$259
5 Years	$450
10 Years	$1,002

WHO MANAGES THE PORTFOLIO

Alliance Capital Management L.P. (“Alliance Capital”), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2004, Alliance Capital had $539 billion in assets under management.

Matthew Bloom, Senior Vice President and Portfolio Manager — U.S. Core Fixed Income, is responsible for the day-to-day management of the Portfolio. Mr. Bloom has served as Senior Vice President and Portfolio Manager for more than five years and has been with Alliance Capital since 1989.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

90	About the investment portfolios	EQ Advisors Trust

EQ/Caywood-Scholl High-Yield Bond Portfolio

INVESTMENT OBJECTIVE: Seeks to maximize current income.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in bonds that are below investment grade. The Portfolio generally invests in high-yield, income producing US corporate bonds that are rated B3 to Ba1 by Moody’s Investors Service, Inc. (“Moody’s”) or B- to BB+ by Standard & Poor’s Corporation (“S&P”), which are commonly known as “junk bonds.”

The Portfolio generally does not purchase bonds in the lowest ratings categories (rated Ca or lower by Moody’s or CC or lower by S&P or which, if unrated, in the judgment of the Adviser have characteristics of such lower-grade bonds). If an investment is downgraded to Ca or lower or CC or lower after its purchase by the Portfolio, the Adviser has discretion to hold or liquidate the security. Subject to these restrictions, under normal circumstances, up to 20% of the Portfolio’s assets may include: (1) bonds rated Caa by Moody’s or CCC by S&P; (2) unrated debt securities which, in the judgment of the Adviser, have characteristics similar to those described above; (3) convertible debt securities; (4) puts, calls and futures as hedging devices; (5) foreign issuer debt securities; and (6) short-term money market instruments, including certificates of deposit, commercial paper, U.S. Government securities and other income-producing cash equivalents. The subadviser actively manages the Portfolio’s duration based on the subadviser’s view of the market and interest rates. The Portfolio may invest in securities of any maturity. The Portfolio may have a high portfolio turnover rate in excess of 100%.

The Adviser utilizes a top-down approach that seeks to identify industries and companies that appear favorable for investment. Industries going through a perceived decline generally are not candidates for selection. After the industries are selected, the Adviser identifies bonds of issuers within those industries based on their creditworthiness, their yields in relation to their credit and the relative value in relation to the high yield market. Companies near or in bankruptcy are not considered for investment. The Adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

Duration is a measure of the weighted average maturity of cash flows on the bonds held by the Portfolio and can be used by the Adviser as a measure of the sensitivity of the market value of the Portfolio to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in primarily fixed income securities, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Fixed Income Risk

Credit Risk

Interest Rate Risk

Junk Bonds or Lower Rated Securities Risk

•	Foreign Securities Risk

•	Portfolio Turnover Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for each of the last ten calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise High-Yield Portfolio, a series of Enterprise Accumulation Trust) managed by the Adviser using the same investment objectives and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise High-Yield Portfolio whose inception date is November 18, 1994, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return*

Best quarter (% and time period)	Worst quarter (% and time period)
7.66% (2003 2nd Quarter)	–5.16% (1998 3rd Quarter)

EQ Advisors Trust	About the investment portfolios	91

Fixed Income Portfolios (continued)

Average Annual Total Returns*
	One Year	Five Years	Ten Years
EQ/Caywood-Scholl High-Yield Bond Portfolio — Class IB Shares	9.70%	7.11%	8.54%
Merrill Lynch High Yield Master Cash Pay Corporate Index**, †	10.76%	7.32%	8.46%
Lehman Brothers U.S. Corporate High Yield Bond Index**	11.13%	6.97%	8.13%
*	For periods prior to the commencement of Class IB Shares (July 9, 2004), performance information shown is the performance of the shares of the predecessor portfolio.
**	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”
†	On May 1, 2005 this index replaced the Lehman Brothers U.S. Corporate High Yield Bond Index as the Portfolio’s benchmark because this index reflects more closely the sectors in which the Portfolio invests.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses* (expenses that are deducted from Portfolio assets)
EQ/Caywood-Scholl High-Yield Bond Portfolio	Class IB Shares
Management Fee	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	0.97%
Less Fee Waiver/Expense Reimbursement**	(0.12)%
Net Total Annual Portfolio Operating Expenses	0.85%
*	Expenses of the Portfolio for the last fiscal year include the expenses of the Portfolio’s predecessor restated to reflect current fees.
**	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IB Shares
1 Year	$87
3 Years	$297
5 Years	$525
10 Years	$1,179

WHO MANAGES THE PORTFOLIO

Caywood-Scholl Capital Management (“Caywood-Scholl”) 4350 Executive Drive, Suite 125, San Diego, California 92121, is the Adviser to the Portfolio. Caywood-Scholl has provided investment advice with respect to high-yield, low grade fixed income instruments since 1986. As of December 31, 2004, assets under management for all clients approximated $1.9 billion.

James Caywood, Managing Director and Chief Executive Officer; Eric Scholl, Managing Director and President; and Tom Saake, Managing Director, are responsible for the day-to-day management of the Portfolio. Mr. Caywood has more than 30 years’ investment industry experience. He joined Caywood-Scholl in 1986 as Managing Director and Chief Executive Officer and has held those positions since then. Eric Scholl joined Caywood-Scholl in 1992 as partner and President. Tom Saake has served as a Portfolio Manager with Caywood-Scholl since 1996. He has over 14 years’ experience with the firm.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

92	About the investment portfolios	EQ Advisors Trust

EQ/J.P. Morgan Core Bond Portfolio

INVESTMENT OBJECTIVE: Seeks to provide a high total return consistent with moderate risk to capital and maintenance of liquidity.

THE INVESTMENT STRATEGY

This Portfolio’s total return will consist of income plus realized and unrealized capital gains and losses. The Portfolio invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in investment grade debt securities rated BBB or better by S&P or Baa or better by Moody’s or unrated securities of similar quality. In the event the credit rating of a security held by the Portfolio falls below investment grade (or, in the case of unrated securities, the Adviser determines that the quality of such security has deteriorated below investment grade), the Portfolio will not be obligated to dispose of such security and may continue to hold the obligation if the Adviser believes such an investment is appropriate under the circumstances.

The Adviser actively manages the Portfolio’s duration, the allocation of securities across market sectors and the selection of specific securities within market sectors. Based on fundamental, economic and capital markets research, the Adviser adjusts the duration of the Portfolio based on the Adviser’s view of the market and interest rates. The Adviser also actively allocates the Portfolio’s assets among the broad sectors of the fixed income market. These securities principally include U.S. Government and agency securities, corporate securities, private placements, asset–backed securities, mortgage-related securities and direct mortgage obligations. The securities can be of any duration but will generally mature within one year of the Salomon Brothers Broad Investment Grade Bond Index (currently about 5 years). The Portfolio may also use futures contracts to change the duration of the Portfolio’s bond holdings.

Duration is a measure of the weighted average maturity of cash flows on the bonds held by the Portfolio and can be used by the Adviser as a measure of the sensitivity of the market value of the Portfolio to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates.

The Portfolio may also invest up to 25% of its assets in securities of foreign issuers, including up to 20% of its assets in debt securities denominated in currencies of developed foreign countries. The Portfolio engages in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

The Portfolio invests in primarily fixed income securities, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Derivatives Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Mortgage-backed Securities Risk

•	Foreign Securities Risk

•	Liquidity Risk

•	Portfolio Turnover Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total return for each of the last seven calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is January 1, 1998. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results presented below do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return

Best quarter: (% and time period)	Worst quarter: (% and time period)
4.72% (1998 3rd Quarter)	–2.58% (2004 2nd Quarter)

EQ Advisors Trust	About the investment portfolios	93

Fixed Income Portfolios (continued)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/J.P. Morgan Core Bond Portfolio — Class IB Shares	4.13%	7.26%	6.19%
Lehman Brothers Aggregate Bond Index*	4.34%	7.71%	6.59%
*	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/J.P. Morgan Core Bond Portfolio	Class IB Shares
Management Fee	0.44%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	0.75%
Less Fee Waiver Expense Reimbursement*	—%
Net Total Annual Portfolio Operating Expenses	0.75%
*	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed 0.80%. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense reimbursement arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$77
3 Years	$240
5 Years	$417
10 Years	$930

WHO MANAGES THE PORTFOLIO

J.P. Morgan Investment Management Inc. (“J.P. Morgan”), 522 Fifth Avenue, New York, New York 10036. J.P. Morgan has been the Adviser to the Portfolio since it commenced operations. J.P. Morgan manages portfolios for corporations, governments, endowments, as well as many of the largest corporate retirement plans in the nation. As of December 31, 2004, J.P. Morgan had $791 billion in assets under management.

The Portfolio is managed by a team of investment professionals comprised of the following:

Mark D. Settles, a Managing Director of J.P. Morgan, is responsible for strategic aspects of the Portfolio. Mr. Settles is a client portfolio manager in the International and U.S. Fixed Income Group. Prior thereto he was a vice president and portfolio manager in the U.S. Fixed Income Group. Mr. Settles joined J.P. Morgan in 1994.

Timothy N. Neumann, Managing Director, is the head of Portfolio Management and lead portfolio manager for Core Investment Grade and Core Plus strategies, he works with the Macro team and sector teams to deliver account-specific portfolio strategy. Mr. Neumann has been a portfolio manager with J.P. Morgan since 1994.

Ronald Arons, Vice President, is the lead portfolio manager for Core Investment grade strategies, and is responsible for formulating investment strategy and risk management for the Portfolio. He has been a portfolio manager with J.P. Morgan since 1994.

Jeffrey J. Jackman, Vice President, is a portfolio manager in the U.S. Fixed Income Portfolio Management Group. Mr. Jackman has been a portfolio manager with J. P. Morgan for more than five years.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

94	About the investment portfolios	EQ Advisors Trust

EQ/Long Term Bond Portfolio

INVESTMENT OBJECTIVE: Seeks to maximize income and capital appreciation through investment in long-maturity debt obligations.

THE INVESTMENT STRATEGY

The Portfolio invests in investment-grade fixed-income securities issued by a diverse mix of corporations, the U.S. Government and its agencies or instrumentalities, as well as mortgage-backed and asset-backed securities. Under normal circumstances, at least 80% of the Portfolio’s net assets, plus borrowings for investment purposes, will be invested in such securities. The Portfolio is expected to have a dollar weighted average maturity of more than eight years under most circumstances and an effective duration between 8 and 15 years. All securities in the Portfolio will be investment-grade at the time of purchase. An investment-grade security carries a minimum rating of credit quality issued by an independent rating agency at the time of purchase. Specific securities in the Portfolio can have expected maturities as short as one day, or as long as 30 years or more, but the Portfolio as a whole is expected to have an average maturity of longer than eight years. The Portfolio will not take temporary defensive positions inconsistent with its principal investment strategy.

Duration is a measure of the weighted average maturity of cash flows on the bonds held by the Portfolio and can be used by the Adviser as a measure of the sensitivity of the market value of the Portfolio to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in primarily fixed income securities, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Mortgage-Backed Securities Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for each of the last ten calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser managed the Portfolio prior to June 1, 2003.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (MONY Long Term Bond Portfolio, a series of The MONY Series Fund, Inc.) managed by the Adviser using the same investment objectives and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise MONY Long Term Bond Portfolio whose inception date is March 20, 1985, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return*

Best quarter (% and time period)	Worst quarter (% and time period)
10.73% (1995 2nd Quarter)	–6.39% (1996 1st Quarter)

Average Annual Total Returns*
	One Year	Five Years	Ten Years
EQ/Long Term Bond Portfolio — Class IB Shares	7.65%	9.27%	8.59%
Lehman Brothers Long Government/Credit Index**	8.56%	10.46%	9.72%
*	For periods prior to the commencement of Class IB Shares (July 9, 2004), performance information shown is that of the predecessor portfolio adjusted to reflect the 12b-1 fees paid by Class IB Shares.
**	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

EQ Advisors Trust	About the investment portfolios	95

Fixed Income Portfolios (continued)

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses* (expenses that are deducted from Portfolio assets)
EQ/Long Term Bond Portfolio	Class IB Shares
Management Fee	0.50%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.25%
Total Annual Portfolio Operating Expenses	1.00%
Less Fee Waiver/Expense Reimbursement**	—%
Net Annual Portfolio Operating Expenses	1.00%
*	Expenses of the Portfolio for the last fiscal year include the expenses of the Portfolio’s predecessor restated to reflect current fees.
**	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, cap-italized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under cer-tain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense reimbursement arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IB Shares
1 Year	$102
3 Years	$318
5 Years	$552
10 Years	$1,255

WHO MANAGES THE PORTFOLIO

Boston Advisors, Inc. (“Boston Advisors”), One Federal Street, 26th Floor, Boston, MA 02110, is the Adviser to the Portfolio. Boston Advisors was established in 1974 and manages fixed-income, balanced and equity portfolios. As of December 31, 2004, total assets under management in the accounts managed by Boston Advisors were approximately $4.9 billion.

The management of and investment decisions for the Portfolio are made by the Fixed Income Institutional Portfolio Management team of Boston Advisors comprised of Todd A. Finkelstein, CFA and David Wheeler, CFA. Each serves as Portfolio Manager and Analyst.

Todd A. Finkelstein, CFA, Senior Vice President and Director of Fixed-Income Investments has been with Boston Advisors in that capacity since 1997. Prior to that time, Mr. Finkelstein was with BankBoston’s Global Asset Management Group.

David Wheeler, CFA, Vice President and Portfolio Manager has been with Boston Advisors in that capacity since 2004. Prior to that time, Mr. Wheeler was with MONY Capital Management since 1993, most recently serving as Managing Director. Mr. Wheeler has 18 years’ investment industry experience.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

96	About the investment portfolios	EQ Advisors Trust

EQ/Money Market Portfolio

INVESTMENT OBJECTIVE: Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in a diversified portfolio of high-quality U.S. dollar-denominated money market instruments. The Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less.

The instruments in which the Portfolio invests include:

•	marketable obligations of, or guaranteed as to the timely payment of principal and interest by, the U.S. Government, its agencies or instrumentalities (“U.S. Government securities”);

•	certificates of deposit, bankers’ acceptances, bank notes, time deposits and interest bearing savings deposits issued or guaranteed by:

(a) domestic banks (including their foreign branches) or savings and loan associations having total assets of more than $1 billion and which are FDIC members in the case of banks, or insured by the FDIC, in the case of savings and loan associations; or

(b) foreign banks (either by their foreign or U.S. branches) having total assets of at least $5 billion and having an issue of either (i) commercial paper rated at least A-1 by S&P or Prime-1 by Moody’s or (ii) long term debt rated at least AA by S&P or Aa by Moody’s;

•	commercial paper (rated at least A-1 by S&P or Prime-1 by Moody’s or, if not rated, issued by domestic or foreign companies having outstanding debt securities rated at least AA by S&P or Aa by Moody’s) and participation interests in loans extended by banks to such companies;

•	mortgage-backed and asset-backed securities that have remaining maturities of less than one year;

•	corporate debt obligations with remaining maturities of less than one year, rated at least AA by S&P or Aa by Moody’s, as well as corporate debt obligations rated at least A by S&P or Moody’s, provided the corporation also has outstanding an issue of commercial paper rated at least A-1 by S&P or Prime-1 by Moody’s;

•	floating rate or master demand notes; and

•	repurchase agreements covering U.S. Government securities.

If the Adviser believes a security held by the Portfolio is no longer deemed to present minimal credit risk, the Portfolio will dispose of the security as soon as practicable unless the Board of Trustees determines that such action would not be in the best interest of the Portfolio.

Purchases of securities that are unrated must be ratified by the Board of Trustees. Because the market value of debt obligations fluctuates as an inverse function of changing interest rates, the Portfolio seeks to minimize the effect of such fluctuations by investing only in instruments with a remaining maturity of 397 calendar days or less at the time of investment, except for obligations of the U.S. Government, which may have a remaining maturity of 762 calendar days or less. Time deposits with maturities greater than seven days are considered to be illiquid securities.

The Portfolio may make use of various other investment strategies, including investing up to 20% of its total assets in U.S. dollar-denominated money market instruments of foreign branches of foreign banks.

THE PRINCIPAL RISKS

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment, it is possible to lose money by investing in the Portfolio.

Performance may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Mortgage-Backed Securities Risk

•	Foreign Securities Risk

•	Money Market Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for each of the last ten calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2004 and compares the Portfolio’s performance to the returns on three-month U.S. Treasury bills. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Money Market Portfolio) managed by the Adviser using the same investment objectives and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Money Market Portfolio whose inception date is July 13, 1981, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

EQ Advisors Trust	About the investment portfolios	97

Fixed Income Portfolios (continued)

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return*

Best quarter (% and time period)	Worst quarter (% and time period)
1.52% (2000 3rd Quarter)	0.08% (2003 4th Quarter)
The Portfolio’s 7-day yield for the quarter ended December 31, 2004 was 1.63% and the effective yield was 1.64%.

Average Annual Total Returns*
	One Year	Five Years	Ten Years
EQ/Money Market Portfolio — Class IB Shares	0.77%	2.41%	3.74%
3-Month Treasury Bill	1.33%	2.95%	4.14%
*	For periods prior to the inception of Class IB Shares (October 2, 1996), performance information shown is the performance of Class IA shares adjusted to reflect the 12b-1 fees paid by Class IB shares.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Money Market Portfolio	Class IB Shares
Management Fee	0.34%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.64%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$65
3 Years	$205
5 Years	$357
10 Years	$798

WHO MANAGES THE PORTFOLIO

Alliance Capital Management L.P. (“Alliance Capital”), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2004, Alliance Capital had $539 billion in assets under management.

98	About the investment portfolios	EQ Advisors Trust

EQ/PIMCO Real Return Portfolio

INVESTMENT OBJECTIVE: Seeks maximum real return consistent with preservation of real capital and prudent investment management.

THE INVESTMENT STRATEGY

The Portfolio invests at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The Portfolio invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities, known as “junk bonds” rated B or higher by Moody’s or S&P or, if unrated, determined by the Adviser to be of comparable quality.

The Portfolio may also invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage or asset-backed securities. The Portfolio, may without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in primarily fixed income securities, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Derivatives Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Junk Bonds or Lower Rated Securities Risk

Mortgage-Backed Securities Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Leveraging Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for each of the last two calendar years and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because the Portfolio’s investment objective and investment strategy as of May 1, 2005 differs from that described above.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Total Return Portfolio, a series of Enterprise Accumulation Trust) managed by the Adviser using investment objectives and strategy, which differ from the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Total Return Portfolio whose inception date is January 24, 2002, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return*

Best quarter (% and time period)	Worst quarter (% and time period)
3.13% (2004 3rd Quarter)	–2.36% (2004 2nd Quarter)

EQ Advisors Trust	About the investment portfolios	99

Fixed Income Portfolios (continued)

Average Annual Total Returns*
	One Year	Since Inception
EQ/PIMCO Real Return Portfolio — Class IB Shares	4.78%	5.97%
Lehman U.S. Tips Index**,†	8.46%	11.16%
Lehman Brothers U.S. Universal Index**	4.97%	6.76%
*	For periods prior to the commencement of Class IB Shares (July 9, 2004), performance information shown is the performance of the shares of the predecessor portfolio.
**	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”
†	Effective May 1, 2005, this index replaced Lehman Brothers U.S. Universal Index as the Portfolio’s benchmark because we feel that this Index reflects more closely the sectors in which the Portfolio invests.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses* (expenses that are deducted from Portfolio assets)
EQ/PIMCO Real Return Portfolio	Class IB Shares
Management Fee	0.55%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.20%
Total Annual Portfolio Operating Expenses	1.00%
Less Fee Waiver/Expense Reimbursement**	(0.35)%
Net Total Annual Portfolio Operating Expenses	0.65%
*	Expenses of the Portfolio for the last fiscal year include the expenses of the Portfolio’s predecessor restated to reflect current fees.
**	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IB Shares
1 Year	$66
3 Years	$284
5 Years	$518
10 Years	$1,193

WHO MANAGES THE PORTFOLIO

Pacific Investment Management Company, LLC (“PIMCO”), 840 Newport Center Drive, Suite 300, Newport Beach, California 92660, is the Adviser to the Portfolio. PIMCO has provided investment counseling since 1971. As of December 31, 2004, assets under management were $445.7 billion.

John B. Brynjolfsson is responsible for the day-to-day management of the Portfolio. He is a Managing Director and a Portfolio Manager of PIMCO. He joined PIMCO as an investment professional in 1989 and has had portfolio management experience for more than five years.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

100	About the investment portfolios	EQ Advisors Trust

EQ/Short Duration Bond Portfolio

INVESTMENT OBJECTIVE: Seeks current income with reduced volatility of principal.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in bonds and other debt securities. These securities include U.S. Government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stocks, asset-backed securities and mortgage related securities.

The Portfolio intends to invest only in investment grade fixed income securities and seeks to maintain a minimum average credit quality rating of “A” by Moody’s or S&P in its portfolio. The Portfolio will focus primarily on U.S. securities but may invest up to 20% of its total assets in U.S. dollar denominated fixed income securities of foreign issuers.

The Portfolio seeks to maintain a high level of share price stability by keeping the average duration of the overall portfolio between one year and three years. The Portfolio may invest in securities with effective or final maturities of any length at the time of purchase. It is anticipated that the average effective maturity of the Portfolio will range from one to four years. The Portfolio may adjust its holdings based on actual or anticipated changes in interest rates or credit quality. The Portfolio may also engage in risk management techniques, including futures contracts, swap agreements and other derivatives, in seeking to increase share price stability, increase income and otherwise manage the Portfolio’s exposure to investment risks.

In choosing investments, the Adviser searches for the best values on securities that meet the Portfolio’s credit and maturity requirements. The Adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

Duration is a measure of the weighted average maturity of cash flows on the bonds held by the Portfolio and can be used by the Adviser as a measure of the sensitivity of the market value of the Portfolio to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in primarily fixed income securities, therefore, its performance may go up or down depending on general market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Principal Risks and Benchmarks.”

•	Derivatives Risk

•	Fixed Income Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

•	Foreign Securities Risk

•	Securities Lending Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for 2004, the Portfolio’s first calendar year of operations. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2004 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser managed the Portfolio prior to December 1, 2004.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Short Duration Portfolio, a series of Enterprise Accumulation Trust) managed by the Adviser using the same investment objectives and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Short Duration Portfolio whose inception date is May 1, 2003, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return*

Best quarter (% and time period)	Worst quarter (% and time period)
1.20% (2004 1st Quarter)	–0.79% (2004 2nd Quarter)

EQ Advisors Trust	About the investment portfolios	101

Fixed Income Portfolios (continued)

Average Annual Total Returns*
	One Year	Since Inception
EQ/Short Duration Bond Portfolio — Class IB Shares	1.70%	1.70%
Lehman 1-3 year Government Credit Index**	1.30%	1.69%
*	For periods prior to the commencement of Class IB Shares (July 9, 2004), performance information shown is the performance of the shares of the predecessor portfolio.
**	For more information on this index, see the following section “More Information on Principal Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Class IB shares of the Portfolio. The table and the Example below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses* (expenses that are deducted from Portfolio assets)
EQ/Short Duration Bond Portfolio	Class IB Shares
Management Fee	0.45%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses	0.52%
Total Annual Portfolio Operating Expenses	1.22%
Less Fee Waiver/Expense Reimbursement**	(0.57)%
Net Total Annual Portfolio Operating Expenses	0.65%
*	Expenses of the Portfolio for the last fiscal year include the expenses of the Portfolio’s predecessor restated to reflect current fees.
**	Pursuant to a contract, the Manager has agreed to waive or limit its fees and to assume other expenses of the Portfolio until April 30, 2006 (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of the Class IB shares of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act do not exceed the amount shown above under Net Total Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

Class IB Shares
1 Year	$66
3 Years	$331
5 Years	$615
10 Years	$1,427

WHO MANAGES THE PORTFOLIO

Boston Advisors, Inc. (“Boston Advisors”), One Federal Street, 26th Floor, Boston, MA 02110, is the Adviser to the Portfolio. Boston Advisors was established in 1974 and manages fixed-income, balanced and equity portfolios. As of December 31, 2004, total assets under management in the accounts managed by Boston Advisors were approximately $4.9 billion.

The management of and investment decisions for the Portfolio are made by the Fixed Income Institutional Portfolio Management team of Boston Advisors comprised of Todd A. Finkelstein, CFA and David Wheeler, CFA. Each serves as Portfolio Manager and Analyst.

Todd A. Finkelstein, CFA, Senior Vice President and Director of Fixed-Income Investments has been with Boston Advisors in that capacity since 1997. Prior to that time, Mr. Finkelstein was with BankBoston’s Global Asset Management Group.

David Wheeler, CFA, Vice President and Portfolio Manager has been with Boston Advisors in that capacity since 2004. Prior to that time, Mr. Wheeler was with MONY Capital Management since 1993, most recently serving as Managing Director. Mr. Wheeler has 18 years’ investment industry experience.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

102	About the investment portfolios	EQ Advisors Trust

2. More information on principal risks and benchmarks

Principal Risks

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Portfolio’s shares may be affected by the Portfolio’s investment objective(s), principal investment strategies and particular risk factors. Consequently, each Portfolio may be subject to different principal risks. Some of the principal risks of investing in the Portfolios are discussed below. However, other factors may also affect each Portfolio’s investment results.

There is no guarantee that a Portfolio will achieve its investment objective(s) or that it will not lose value.

General Investment Risks: Each Portfolio is subject to the following risks:

Adviser Selection Risk: The risk that AXA Equitable’s process for selecting or replacing an Adviser and its decision to select or replace an Adviser does not produce the intended results.

Asset Class Risk: There is the risk that the returns from the types of securities in which a Portfolio invests will underperform the general securities markets or different asset classes. Different types of securities and asset classes tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

Market Risk: The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors.

Security Risk: The risk that the value of a security may move up and down, sometimes rapidly and unpredictably based upon a change in a company’s financial condition as well as overall market and economic conditions.

Security Selection Risk: The Adviser(s) for each Portfolio selects particular securities in seeking to achieve the Portfolio’s objective within its overall strategy. The securities selected for the Portfolio may not perform as well as other securities that were not selected for the Portfolio. As a result the Portfolio may underperform other funds with the same objective or in the same asset class.

As indicated in “About the Investment Portfolios,” a particular Portfolio may also be subject to the following risks:

Asset Allocation Risk: In addition to the risks associated with the securities in which the Portfolio invests, the Portfolio is subject to the risk that the actual allocation of the Portfolio’s assets between debt and equity securities may adversely affect the Portfolio’s value.

Convertible Securities Risk: Convertible securities may include both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate. Therefore, convertible securities enable you to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stocks, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. Subsequent to purchase by a Portfolio, convertible securities may cease to be rated or a rating may be reduced below the minimum required for purchase by that Portfolio. Each Adviser will consider such event in its determination of whether a Portfolio should continue to hold the securities.

Derivatives Risk: Derivatives are financial contracts whose value is based on the value of an underlying asset, reference rate or index. A Portfolio’s investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a Portfolio’s exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk depending on the type of underlying asset, reference rate or index. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security is used as a hedge against an offsetting position that a Portfolio also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Portfolio uses a derivative security for purposes other than as a hedge, that Portfolio is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Futures and Options Risk: To the extent a Portfolio uses futures and options, it is exposed to additional volatility and potential losses.

Equity Risk: Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or over extended periods, regardless of the success or failure of a company’s operations.

Fixed Income Risk: To the extent that any of the Portfolios invest a substantial amount of assets in fixed income securities, a Portfolio may be subject to the following risks:

Asset-Backed Securities Risk: Asset-backed securities represent interests in pools of consumer loans such as credit card receivables, automobile loans and leases, leases on equipment such as computers, and other financial instruments and are subject to certain additional risks. Rising interest rates tend to extend the duration of asset-backed securities, making them more sensitive to changes in

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interest rates. As a result, in a period of rising interest rates, the Portfolio may exhibit additional volatility. When interest rates are declining, there are usually more prepayments of loans which will shorten the life of these securities. The reinvestment of cash received from prepayments will, therefore, usually be at a lower interest rate than the original investment, lowering the Portfolio’s yield. Prepayments also vary based on among other factors, general economic conditions and other demographic conditions.

Credit Risk: Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to a Portfolio’s transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. Each of the Portfolios may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans or repurchase agreements, which involve a promise by a third party to honor an obligation to the Portfolio.

Credit risk is particularly significant for the Portfolios that may invest a material portion of their assets in “junk bonds” or lower-rated securities.

Interest Rate Risk: The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of a Portfolio investing a significant portion of its assets in bonds or fixed income securities will vary in response to changes in interest rates. A rise in interest rates causes the value of a bond to decrease, and vice versa. There is the possibility that the value of a Portfolio’s investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on Portfolios holding a significant portion of their assets in fixed income securities with long term maturities.

Investment Grade Securities Risk: Debt securities are rated by national bond ratings agencies. Securities rated BBB by S&P or Baa by Moody’s are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

Junk Bonds or Lower Rated Securities Risk: Bonds rated below investment grade (i.e. BB by S&P or Ba by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Portfolio’s net asset value. A Portfolio investing in “junk bonds” may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default.

Mortgage-Backed Securities Risk: In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to the risks of interest rate changes. When interest rates drop, not only can the value of fixed income securities drop, but the yield can drop, particularly where the yield on the fixed income securities is tied to changes in interest rates, such as adjustable mortgages. In addition, when interest rates drop, the holdings of mortgage-backed securities by a Portfolio can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than anticipated since the funds prepaid will have to be reinvested at the then lower prevailing rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities by a Portfolio can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

Zero Coupon and Pay-in-Kind Securities Risk: A zero coupon or pay-in-kind security pays no interest in cash to its holder during its life. Accordingly, zero coupon securities usually trade at a deep discount from their face or par value and, together with pay-in-kind securities, will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distribution of interest in cash.

Focused Portfolio Risk: Portfolios that invest in the securities of a limited number of companies may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the Portfolio’s net asset value.

Foreign Securities Risk: A Portfolio’s investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities that can adversely affect a Portfolio’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of a Portfolio’s investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign securities, among others, include:

Currency Risk: The risk that fluctuations in currency exchange rates will negatively affect securities denominated in, and/or

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receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a Portfolio’s investment in securities denominated in a foreign currency or may widen existing losses.

Emerging Market Risk: There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, a Portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

Geographic Risk: The economies and financial markets of certain regions, such as Latin America and Asia, can be highly interdependent and may decline all at the same time.

Political/Economic Risk: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a Portfolio’s foreign investments.

Regulatory Risk: Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

Transaction Costs Risk: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

Growth Investing Risk: Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Advisers using this approach generally seek out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such Advisers also prefer companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Advisers, regardless of movements in the securities market.

Index-Fund Risk: The EQ/Equity 500 Index and EQ/Small Company Index Portfolios invest in the securities included in the relevant index or substantially identical securities regardless of market trends. The Portfolios cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index.

Leveraging Risk: When a Portfolio borrows money or otherwise leverages its portfolio, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. All of the Portfolios may take on leveraging risk by investing in collateral from securities loans and by borrowing money to meet redemption requests.

Liquidity Risk: Certain securities held by a Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like. A Portfolio may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that a Portfolio may lose money or be prevented from earning capital gains if it can not sell a security at the time and price that is most beneficial to the Portfolio. Portfolios that invest in privately-placed securities, certain small company securities, high-yield bonds, mortgage-backed securities or foreign or emerging market securities, which have all experienced periods of illiquidity, are subject to liquidity risks. A particular Portfolio may be more susceptible to some of these risks than others, as noted in the description of each Portfolio.

Money Market Risk: Although a money market fund is designed to be a relatively low risk investment, it is not entirely free of risk. Despite the short maturities and high credit quality of the EQ/Money Market Portfolio’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the Portfolio has purchased may reduce the Portfolio’s yield. In addition, the Portfolio is still subject to the risk that the value of an investment may be eroded over time by inflation.

Non-Diversification Risk: The EQ/Mergers and Acquisitions Portfolio, the EQ/Lazard Small Cap Value Portfolio, the EQ/Van Kampen Emerging Markets Equity Portfolio and the EQ/Marsico Focus Portfolio are classified as “non-diversified” investment companies, which means that the proportion of each Portfolio’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Since a relatively high percentage of each non-diversified Portfolio’s assets may be invested in the securities of a limited number of issuers, some of which may be within the same industry, the securities of each Portfolio may be more sensitive to changes in the market value of a single issuer or industry. The use of such a focused investment strategy may increase the volatility of a Portfolio’s investment performance, as the Portfolio may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified portfolio. If the securities in which the Portfolio invests perform poorly, the Portfolio could incur greater losses than it would have had it been invested in a greater number of securities.

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Portfolio Turnover Risk: The Portfolios do not restrict the frequency of trading to limit expenses. The Portfolios may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Frequent trading can result in a portfolio turnover in excess of 100% in any given fiscal year (high portfolio turnover). High portfolio turnover may result in increased transaction costs to a Portfolio and its shareholders, which would reduce investment returns.

Securities Lending Risk: For purposes of realizing additional income, each Portfolio may lend securities to broker-dealers approved by the Board of Trustees. Generally, any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

Small-Cap and/or Mid-Cap Company Risk: A Portfolio’s investments in small-cap and mid-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies generally have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Although investing in small-cap and mid-cap companies offers potential for above-average returns, the companies may not succeed and the value of their stock could decline significantly.

Value Investing Risk: Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisers using this approach generally select stocks at prices that, in their view, are temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks’ intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

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Benchmarks

The performance of each of the Trust’s Portfolios as shown in the section “About the Investment Portfolios” compares each Portfolio’s performance to that of a broad-based securities market index, an index of funds with similar investment objectives and/or a blended index. Each of the Portfolios’ annualized rates of return are net of: (i) its investment management fees; and (ii) its other expenses. These rates are not the same as the actual return you would receive under your Contract.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Broad-based securities indices are also not subject to contract and insurance-related expenses and charges. Investments cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings.

The Lehman U.S. Tips Index is an unmanaged index consisting of the U.S. Treasury Inflation Protected Securities Market.

The Lehman Brothers Aggregate Bond Index (“Lehman Aggregate Bond Index”) covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-based securities. To qualify for inclusion in the Lehman Aggregate Bond Index, a bond must have at least one year remaining to final maturity, $150 million in par value outstanding, rated Baa or better by Moody’s, have a fixed coupon rate, and be U.S. dollar denominated.

The Lehman Brothers Intermediate Government Bond Index represents an unmanaged group of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $100 million outstanding.

Lehman Brothers High Yield Index is an unmanaged index that includes fixed rate, public nonconvertible issues that are rated Ba1 or lower by Moody’s Investor Service. If a Moody’s rating is not available, the bonds must be rated BB+ or lower by S&P, or by Fitch if an S&P rating is not available.

The Lehman Brothers Long Government/Credit Bond Index is an unmanaged benchmark representing the long-term, investment- grade U.S. bond market.

The Lehman Brothers Universal Index is an unmanaged index representing a blend of the Lehman Aggregate, High Yield and Emerging Market Index.

The Lehman Brothers U.S. Corporate High Yield Bond Index is an unmanaged index that includes the universe of fixed rate, non-investment grade debt. Pay-in kind (PIK) bonds, Eurobonds, and debt issues from countries designated as emerging markets are excluded, but Canadian and global bonds (SEC registered) of issuers in non-emerging market countries are included. Original issue zeros, step-up coupon structures and Rule 144A securities are also included. The Index includes both corporate and non-corporate sectors.

Lehman 1-3 Year Government Credit Index is an unmanaged index that represents all U.S. Treasury and agency securities with maturities ranging from 1-3 years.

Prime Commercial Rate Paper — 30 Day Index is an index of short-term, unsecured promissory notes. They usually are in denominations of $100,000, $250,000, $500,000 or $1 million and reach maturity 90 days from their time of issuance. This rate describes the average of the most representative daily offering rate quoted by dealers for the week closest to the end of each month.

Merrill Lynch U.S. High Yield Master Cash Pay Only Index is an unmanaged index that measures the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market.

The MSCI EAFE® Index (Europe, Australasia, Far East) (“MSCI EAFE”) contains a market capitalization weighted sampling of securities deemed by Morgan Stanley Capital International (“MSCI”) to be representative of the market structure of the developed equity markets in Europe, Australasia and the Far East. To construct the MSCI EAFE, MSCI targets at least 60% coverage of the market capitalization of each industry within each country in the MSCI EAFE. Companies with less than 40% of their market capitalization publicly traded are float-adjusted to include only a fraction of their market capitalization in the broader MSCI EAFE index. MSCI EAFE Index returns assume dividends reinvested net of withholding taxes and do not reflect any fees or expenses.

The MSCI EMF (Emerging Markets Free) IndexSM (“MSCI EMF”) is a market capitalization weighted equity index composed of companies that are representative of the market structure of the following 26 countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey and Venezuela. “Free” MSCI indices exclude those shares not purchasable by foreign investors.

The Russell 3000® Index (“Russell 3000”) is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

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The Russell 3000® Growth Index is an unmanaged index that measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Index (“Russell 1000”) is an unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000, and represents approximately 92% of the total market capitalization of the Russell 3000.

The Russell 1000® Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Value Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values.

The Russell 2000® Index (“Russell 2000”) is an unmanaged index which tracks the performance of the 2000 smallest companies in the Russell 3000, which represents approximately 8% of the total market capitalization of the Russell 3000.

Russell 2000® Growth Index is an unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000® Value Index is an unmanaged index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2500™ Index (“Russell 2500”) is an unmanaged index that measures the performance of the 2,500 smallest companies in the Russell 3000, which represents approximately 16% of the total market capitalization of the Russell 3000.

The Russell 2500™ Growth Index is an unmanaged index which measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2500™ Value Index is an unmanaged index which measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell Mid Cap® Index (“Russell Mid Cap”) is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000, which represents about 25% of the total market capitalization of the Russell 1000.

The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”) is an unmanaged weighted index of common stocks of 500 of the largest U.S. industrial, transportation, utility and financial companies, deemed by Standard & Poor’s to be representative of the larger capitalization portion of the United States stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

The Standard & Poor’s MidCap 400 Index (“S&P MidCap 400 Index”) is an unmanaged weighted index of 400 domestic stocks chosen for market size (median market capitalization as of December 31, 2004 of about $2.4 billion), liquidity, and industry group representation. The S&P MidCap 400 Index returns reflect the reinvestment of dividends.

3-Month Treasury Bill. A negotiable debt obligation issued by the U.S. government and backed by its full faith and credit, having a maturity of three months.

30-Day T-Bill. A negotiable debt obligation issued by the United States government and backed by its full faith and credit, having a maturity of 30 days.

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3. Management of the Trust

This section gives you information on the Trust, the Manager and the Advisers for the Portfolios. More detailed information concerning each of the Advisers and portfolio managers is included in the description for each Portfolio in the section “About The Investment Portfolios.”

The Trust

The Trust is organized as a Delaware statutory trust and is registered with the SEC as an open-end management investment company. The Trust’s Board of Trustees is responsible for the overall management of the Trust and the Portfolios. The Trust issues shares of beneficial interest that are currently divided among fifty-eight (58) Portfolios, each of which has authorized Class IA and Class IB shares. This Prospectus describes the Class IB shares of forty-seven (47) Portfolios. Each Portfolio has its own objectives, investment strategies and risks, which have been previously described in this Prospectus.

The Manager

AXA Equitable through its AXA Funds Management Group unit (the “Manager”), 1290 Avenue of the Americas, New York, New York 10104, currently serves as the Manager of the Trust. AXA Equitable is a wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company.

The Manager has a variety of responsibilities for the general management and administration of the Trust and the Portfolios, including the selection of Advisers. The Manager plays an active role in monitoring each Portfolio and Adviser and uses portfolio analytics systems to strengthen its evaluation of performance, style, risk levels, diversification and other criteria. The Manager also monitors each Adviser’s portfolio management team to determine whether its investment activities remain consistent with the Portfolios’ investment style and objectives.

Beyond performance analysis, the Manager monitors significant changes that may impact the Adviser’s overall business. The Manager monitors continuity in the Adviser’s operations and changes in investment personnel and senior management. The Manager performs annual due diligence reviews with each Adviser.

The Manager obtains detailed information concerning Portfolio and Adviser performance and Portfolio operations that is used to supervise and monitor the Advisers and the Portfolio operations. A team is responsible for conducting ongoing investment reviews with each Adviser and for developing the criteria by which Portfolio performance is measured.

The Manager selects Advisers from a pool of candidates, including its affiliates, to manage the Portfolios. The Manager may add to, dismiss or substitute for the Advisers responsible for managing a Portfolio’s assets subject to the approval of the Trust’s Board of Trustees. The Manager also has discretion to allocate each Portfolio’s assets among the Portfolio’s Advisers. The Manager recommends Advisers for each Portfolio to the Trust’s Board of Trustees based upon its continuing quantitative and qualitative evaluation of each Adviser’s skills in managing assets pursuant to specific investment styles and strategies. Short-term investment performance, by itself, is not a significant factor in selecting or terminating an Adviser, and the Manager does not expect to recommend frequent changes of Advisers. The Manager has received an order from the SEC to permit it and the Trust’s Board of Trustees to select and replace Advisers and to amend the advisory agreements between the Manager and the Advisers without obtaining shareholder approval. Accordingly, the Manager is able, subject to the approval of the Trust’s Board of Trustees, to appoint and replace Advisers and to amend advisory agreements without obtaining shareholder approval. Shareholders will receive notice upon the appointment of a new Adviser. However, the Manager may not enter into an advisory agreement with an “affiliated person” of AXA Equitable (as that term is defined in Section 2(a)(3) of the 1940 Act) (“Affiliated Adviser”), such as Alliance Capital Management L.P., or Boston Advisors, Inc., unless the advisory agreement with the Affiliated Adviser, including compensation, is also approved by the affected Portfolio’s shareholders.

A discussion of the basis for the decision by the Trust’s Board of Trustees to approve the investment management agreement with AXA Equitable and the investment advisory agreements with the Advisers is available in the Trust’s Statement of Additional Information.

Management Fees

Each Portfolio pays a fee to the Manager for management services. The table below shows the annual rate of the management fees (as a percentage of each Portfolio’s average daily net assets) that the Manager received in 2004 for managing each of the Portfolios included in the table and the rate of the management fees waived by the Manager in 2004 in accordance with the provisions of the Expense Limitation Agreement, as defined directly below, between the Manager and the Trust with respect to certain of the Portfolios.

Management Fees Paid by the Portfolios in 2004

Portfolios	Annual Rate Received	Rate of Fees Waived and Expenses Reimbursed
EQ/Alliance Common Stock	0.47%	0.00%
EQ/Alliance Growth and Income	0.56%	0.00%
EQ/Alliance Intermediate Government Securities	0.50%	0.00%
EQ/Alliance International	0.73%	0.00%
EQ/Alliance Large Cap Growth	0.90%	0.10%
EQ/Alliance Quality Bond	0.50%	0.00%
EQ/Alliance Small Cap Growth	0.75%	0.00%
EQ/Bear Stearns Small Company Growth*	1.00%	0.13%
EQ/Bernstein Diversified Value	0.63%	0.00%
EQ/Boston Advisors Equity Income*	0.75%	0.16%
EQ/Calvert Socially Responsible	0.65%	0.14%
EQ/Capital Guardian Growth	0.65%	0.04%
EQ/Capital Guardian International	0.85%	0.07%
EQ/Capital Guardian Research	0.65%	0.00%

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Portfolios	Annual Rate Received	Rate of Fees Waived and Expenses Reimbursed
EQ/Capital Guardian U.S. Equity	0.65%	0.00%
EQ/Caywood-Scholl High-Yield Bond*	0.60%	0.12%
EQ/Equity 500 Index	0.25%	0.00%
EQ/Evergreen Omega	0.65%	0.06%
EQ/FI Mid Cap	0.70%	0.01%
EQ/FI Small/Mid Cap Value	0.74%	0.00%
EQ/International Growth*	0.85%	0.00%
EQ/J.P. Morgan Core Bond	0.44%	0.00%
EQ/JP Morgan Value Opportunities	0.60%	0.00%
EQ/Janus Large Cap Growth	0.90%	0.08%
EQ/Lazard Small Cap Value	0.75%	0.00%
EQ/Long Term Bond*	0.50%	0.00%
EQ/Marsico Focus	0.88%	0.04%
EQ/Mercury Basic Value Equity	0.58%	0.00%
EQ/Mercury International Value	0.85%	0.00%
EQ/Mergers and Acquisitions*	0.90%	0.91%
EQ/MFS Emerging Growth Companies	0.65%	0.00%
EQ/MFS Investors Trust	0.60%	0.00%
EQ/Money Market	0.34%	0.00%
EQ/Montag & Caldwell Growth*	0.75%	0.00%
EQ/PIMCO Real Return*	0.55%	0.35%
EQ/Short Duration Bond*	0.45%	0.57%
EQ/Small Company Index	0.25%	0.00%
EQ/Small Company Value*	0.80%	0.00%
EQ/TCW Equity*	0.80%	0.02%
EQ/UBS Growth and Income*	0.75%	0.11%
EQ/Van Kampen Emerging Markets Equity	1.15%	0.00%
EQ/Wells Fargo Montgomery Small Cap	0.85%	6.33%
*	Includes fees paid by Portfolio’s predecessor.

Each Portfolio in the table below is newly organized and has had no operations prior to the date of this prospectus. The table shows the annual rate of the management fees (as a percentage of each Portfolio’s average daily net assets) that each Portfolio pays the Manager.

Contractual Fee Under Management Agreement

(as a percentage of average daily net assets)

Portfolio	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
EQ/Lord Abbett Growth and Income	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Lord Abbett Mid Cap Value	0.700%	0.650%	0.625%	0.600%	0.575%
EQ/Lord Abbett Large Cap Core	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Van Kampen Comstock	0.650%	0.600%	0.575%	0.550%	0.525%
EQ/Van Kampen Mid Cap Growth	0.700%	0.650%	0.625%	0.600%	0.575%

The Advisers are paid by the Manager. Changes to the advisory fees may be negotiated, which would result in an increase or decrease in the amount of the management fee retained by the Manager, without shareholder approval.

AXA Equitable also currently serves as the Administrator of the Trust. The administrative services provided to the Trust by AXA Equitable include, among others, coordination of the Trust’s audit, financial statements and tax returns; expense management and budgeting; legal administrative services and compliance monitoring; portfolio accounting services, including daily net asset value accounting; operational risk management; and oversight of the Trust’s proxy voting policies and procedures and anti-money laundering program. For administrative services, in addition to the management fee, each Portfolio pays AXA Equitable a fee at an annual rate of 0.04% of the first $3 billion of total Trust average daily net assets, 0.03% of the next $3 billion, 0.025% of the next $4 billion, and 0.0225% of the total Trust average daily net assets in excess of $10 billion, plus $30,000 for each Portfolio.

Expense Limitation Agreement

In the interest of limiting until April 30, 2006 the expenses of each Portfolio listed in the following table, the Manager has entered into an expense limitation agreement with the Trust with respect to those Portfolios (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) are limited to the following respective expense ratios:

Expense Limitation Provisions

Portfolios	Total Expenses Limited to (% of daily net assets)
EQ/Alliance International†	1.10%
EQ/Alliance Large Cap Growth†	1.05%
EQ/Bernstein Diversified Value	0.95%
EQ/Bear Stearns Small Company Growth†	1.30%
EQ/Boston Advisors Equity Income†	1.05%
EQ/Calvert Socially Responsible†	1.05%
EQ/Capital Guardian Growth	0.95%
EQ/Capital Guardian International†	1.20%
EQ/Capital Guardian Research†	0.95%
EQ/Capital Guardian U.S. Equity†	0.95%
EQ/Caywood-Scholl High-Yield Bond†	0.85%
EQ/Evergreen Omega	0.95%
EQ/FI Mid Cap†	1.00%
EQ/FI Small/Mid Cap Value	1.10%
EQ/International Growth†	1.55%
EQ/J.P. Morgan Core Bond	0.80%

110	Management of the Trust	EQ Advisors Trust

Portfolios	Total Expenses Limited to (% of daily net assets)
EQ/JP Morgan Value Opportunities	0.95%
EQ/Janus Large Cap Growth†	1.15%
EQ/Lazard Small Cap Value	1.10%
EQ/Long Term Bond†	1.00%
EQ/Lord Abbett Growth and Income†	1.00%
EQ/Lord Abbett Large Cap Core†	1.00%
EQ/Lord Abbett Mid Cap Value†	1.05%
EQ/Marsico Focus†	1.15%
EQ/Mercury Basic Value Equity	0.95%
EQ/Mercury International Value	1.25%
EQ/Mergers and Acquisitions†	1.45%
EQ/MFS Investors Trust	0.95%
EQ/Montag & Caldwell Growth†	1.15%
EQ/PIMCO Real Return†	0.65%
EQ/Short Duration Bond†	0.65%
EQ/Small Company Index	0.85%
EQ/Small Company Value†	1.30%
EQ/TCW Equity†	1.15%
EQ/UBS Growth and Income†	1.05%
EQ/Van Kampen Comstock†	1.00%
EQ/Van Kampen Emerging Markets Equity	1.80%
EQ/Van Kampen MidCap Growth†	1.05%
EQ/Wells Fargo Montgomery Small Cap†	1.30%

The Manager may be reimbursed the amount of any such payments in the future provided that the payments are reimbursed within five years (or three years for certain Portfolios, as indicated by a “†” in the above table) of the payment being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. If the actual expense ratio is less than the expense cap and the Manager has recouped any eligible previous payments made, the Portfolio will be charged such lower expenses.

Legal Proceedings

Since September, 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, Evergreen Investment Services, Inc. and Evergreen Service Company, LLC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the SEC informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and Evergreen Emerging Growth Fund) during the period December, 2000, through April, 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September, 2001, through January, 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. EIMC has reimbursed two funds for amounts representing what EIMC calculated to be the client’s or portfolio manager’s net gain and the fees earned by EIMC and the expenses incurred by the fund on the client’s or portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of the EQ/Evergreen Omega Portfolio or on EIMC’s ability to provide services to the Portfolio.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the EQ/Evergreen Omega Portfolio, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Portfolio shares, which could increase Portfolio transaction costs or operating expenses, or have other adverse consequences on the Portfolio.

EQ Advisors Trust	Management of the Trust	111

4. Fund distribution arrangements

The Trust offers two classes of shares on behalf of each Portfolio: Class IA shares and Class IB shares. AXA Advisors, LLC (“AXA Advisors”) serves as one of the distributors for the Class IB shares of the Trust offered by this Prospectus as well as one of the distributors for the Class IA shares. AXA Distributors, LLC (“AXA Distributors”) serves as the other distributor for the Class IB shares of the Trust as well as for the Class IA shares. Both classes of shares are offered and redeemed at their net asset value without any sales load. AXA Advisors and AXA Distributors are affiliates of AXA Equitable. Both AXA Advisors and AXA Distributors are registered as broker-dealers under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc.

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Trust’s Class IB shares. Under the Class IB Distribution Plan, the Class IB shares of the Trust pay each of the distributors an annual fee to compensate them for promoting, selling and servicing shares of the Portfolios. The annual fees equal 0.25% of each Portfolio’s average daily net assets. Over time, the fees will increase your cost of investing and may cost you more than other types of charges.

112	Fund distribution arrangements	EQ Advisors Trust

5. Buying and selling shares

All shares are purchased and sold at their net asset value without any sales load. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. The Portfolios reserve the right to suspend or change the terms of purchasing or selling shares.

The Trust may suspend the right of redemption for any period during which the New York Stock Exchange is closed (other than a weekend or holiday) or during which trading is restricted by the SEC or the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC. A Portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to seven days to pay a redemption request in order to raise capital, when it is detrimental for a Portfolio to make cash payments as determined in the sole discretion of AXA Equitable.

Frequent transfers or purchases and redemptions of Portfolio shares, including market timing and other program trading or short-term trading strategies, may be disruptive to the Portfolios. Excessive purchases and redemptions of shares of a Portfolio may adversely affect Portfolio performance and the interests of long-term investors by requiring it to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s shares. This can happen when it is not advantageous to sell any securities, so the Portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of Portfolio shares may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than funds that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. market. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for the securities of larger companies, which could result in pricing inefficiencies.

The Trust’s Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of Portfolio shares by Contractholders. The Trust and the Portfolios discourage frequent purchases and redemptions of portfolio shares by Contractholders and will not make special arrangements to accommodate such transactions in Portfolio shares. As a general matter, each Portfolio and the Trust reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the Portfolio’s other shareholders or would disrupt the management of the Portfolio.

The Trust’s polices and procedures seek to discourage what it considers to be disruptive trading activity. The Trust seeks to apply its policies and procedures to all shareholders uniformly. It should be recognized, however, that such policies and procedures are subject to limitations:

•	They do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity.

•	The design of such policies and procedures involves inherently subjective judgments, which AXA Equitable, on behalf of the Trust, seeks to make in a fair and reasonable manner consistent with the interests of all shareholders.

•	The limits on our ability to monitor certain potentially disruptive transfer activity means that some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity.

If AXA Equitable, on behalf of the Trust, determines that a Contractholder’s transfer patterns among the Trust’s Portfolios are disruptive to the Trust’s Portfolios, it may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. AXA Equitable may also refuse to act on transfer instructions on an agent acting under a power of attorney who is acting on behalf of more than one owner. In making these determinations, AXA Equitable may consider the combined transfer activity of Contracts that it believes are under common ownership, control or direction.

AXA Equitable currently considers transfers into and out of (or vice versa) a Portfolio within a five-business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, it monitors the frequency of transfers, including the size of transfers in relation to portfolio assets, in each Portfolio. When a potentially disruptive transfer into or out of a Portfolio occurs on a day when the Portfolio’s aggregate deposits or aggregate redemptions exceed a certain threshold, AXA Equitable sends a letter to the Contractholder explaining that there is a policy against disruptive transfer activity and that if such activity continues, AXA Equitable may take the actions described above to restrict the availability of voice, fax and automated transaction services. If such Contractholder is identified a second time as engaging in potentially disruptive transfer activity, AXA Equitable currently restricts the availability of voice, fax and automated transaction services. AXA Equitable currently applies such action for the remaining life of each affected Contract. Although AXA Equitable currently provides a letter to Con -

EQ Advisors Trust	Buying and selling shares	113

tractholders who have engaged in disruptive transfer activity of its intention to restrict access to communication services, AXA Equitable may not continue to provide such letters. Consistent with seeking to discourage potentially disruptive transfer activity, AXA Equitable may also, in its sole discretion and without further notice, change what it considers potentially disruptive transfer activity and its monitoring procedures and thresholds, as well as change its procedures to restrict this activity. You should consult the Contract prospectus that accompanies this Prospectus for information on other specific limitations on the transfer privilege.

Notwithstanding our efforts, we may be unable to detect or deter market timing activity by certain persons, which can lead to disruption of management of, and excess costs to, the particular Portfolio.

114	Buying and selling shares	EQ Advisors Trust

6. How portfolio shares are priced

“Net asset value” is the price of one share of a Portfolio without a sales charge, and is calculated each business day using the following formula:

Net Asset Value =	Total market value of securities	+	Cash and other assets	—	Liabilities

Number of outstanding shares

The net asset value of Portfolio shares is determined according to this schedule:

•	A share’s net asset value is determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

•	The price for purchasing or redeeming a share will be based upon the net asset value next calculated after an order is placed by an insurance company or qualified retirement plan.

•	A Portfolio heavily invested in foreign securities may have net asset value changes on days when shares cannot be purchased or sold.

Generally, Portfolio securities are valued as follows:

•	Equity securities – most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price.

•	Debt securities (other than short-term obligations) – based upon pricing service valuations.

•	Short-term obligations (with maturities of 60 days or less) – amortized cost (which approximates market value). All securities held in the EQ/Money Market Portfolio is valued at amortized cost.

•	Securities traded on foreign exchanges – most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange that may materially affect its value. In that case, fair value as determined by or under the direction of the Board of Trustees of the Trust at the close of regular trading on the Exchange. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates. Because foreign securities sometimes trade on days when a Portfolio’s shares are not priced, the value of a Portfolio’s investment that includes such securities may change on days when shares of the Portfolio cannot be purchased or redeemed.

•	Options – last sales price or, if not available, previous day’s sales price. Options not traded on an exchange or actively traded are valued according to fair value methods.

•	Futures – last sales price or, if there is no sale, latest available bid price.

•	Investment Company Securities – shares of open-end mutual funds held by a Portfolio will be valued at the net asset value of the shares of such funds as described in the funds’ prospectuses.

•	Other Securities – other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued at their fair value under the direction of the Board of Trustees of the Trust. For example, a security whose trading has been halted during the trading day may be fair valued based on the available information at the time of the close of the trading market.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value of fund shares is determined, such as foreign securities trading on foreign exchanges that close before the time the net asset value of fund shares is determined, may be reflected in the Trust’s calculations of net asset values for certain Portfolios when the Trust deems that the event or circumstance would materially affect such Portfolio’s net asset value. Such events or circumstances may be company specific, such as an earning report, country or region specific, such as a natural disaster, or global in nature. Such events or circumstances also may include price movements in the U.S. securities markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust’s Board of Trustees believes reflects fair value. As such, fair value pricing is based on subjective judgments and it is possible that the fair value may differ materially from the value realized on a sale. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values as of the time of pricing. Also, fair valuation of a Portfolio’s securities can serve to reduce arbitrage opportunities available to traders seeking to take advantage of information available to them that is not the basis of Trust valuation actions, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolio’s NAV by those traders.

EQ Advisors Trust	How portfolio shares are priced	115

7. Dividends and other distributions and tax consequences

Dividends and Other Distributions

The Portfolios generally distribute most or all of their net investment income and their net realized gains, if any, annually. Dividends and other distributions are automatically reinvested at net asset value in shares of the Portfolios.

Tax Consequences

Each Portfolio of the Trust is treated as a separate entity and intends to qualify to be treated as a regulated investment company for federal income tax purposes. Regulated investment companies are usually not taxed at the entity (Portfolio) level. They pass through their income and gains to their shareholders by making distributions. A Portfolio will be treated as a regulated investment company if it meets specified federal income tax rules, including types of investments, limits on investments, types of income, and distribution requirements. Although the Trust intends each Portfolio will be operated to have no federal tax liability, if any Portfolio has federal tax liability, that could hurt the investment performance. Also, any Portfolio investing in foreign securities or holding foreign currencies could be subject to foreign taxes that could reduce its investment performance.

It is important for each Portfolio to maintain its regulated investment company status (and satisfy certain other requirements) because the shareholders of the Portfolio that are insurance company separate accounts will then be able to use a favorable investment diversification testing rule in determining whether the Contracts indirectly funded by the Portfolio meet tax qualification rules for variable insurance contracts. If a Portfolio failed to meet specified investment diversification requirements, owners of non-pension plan Contracts funded through that Portfolio could be taxed immediately on the accumulated investment earnings under their Contracts and could lose any benefit of tax deferral. AXA Equitable, in its capacity as Administrator and Manager, therefore carefully monitors compliance with all of the regulated investment company rules and variable insurance contract investment diversification rules.

Contract owners seeking to more fully understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product or refer to their Contract prospectus.

116	Dividends and other distributions and tax consequences	EQ Advisors Trust

8. Glossary of Terms

Bid price – The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

Capital gain distributions – Payments to a Portfolio’s shareholders of profits earned from selling securities in that Portfolio. Capital gain distributions are usually paid once a year.

Derivative – A financial instrument whose value and performance are based on the value and performance of another security or financial instrument.

Diversification – The strategy of investing in a wide range of companies to reduce the risk if an individual company suffers losses.

Duration – A measure of how much a bond’s price fluctuates with changes in comparable interest rates.

Earnings growth – A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock’s price to rise.

Fundamental analysis – An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company’s success or failure. By appraising a company’s prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Growth investing – An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than “value” investing.

Interest rate – Rate of interest charged for the use of money, usually expressed as an annual rate.

Market capitalization – Market price of a company’s shares multiplied by number of shares outstanding. A common measure of the relative size of a company.

Net asset value (NAV) – The market value of one share of a Portfolio on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a Portfolio’s total net assets by the number of shares outstanding.

Price-to-book value ratio – Current market price of a stock divided by its book value, or net asset value.

Price-to-earnings ratio – Current market price of a stock divided by its earnings per share. Also known as the “multiple,” the price-to- earnings ratio gives investors an idea of how much they are paying for a company’s earning power and is a useful tool for evaluating the costs of different securities.

Value investing – An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.

Volatility – The general variability of a Portfolio’s value resulting from price fluctuations of its investments. In most cases, the more diversified a Portfolio is, the less volatile it will be.

Yield – The rate at which a Portfolio earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the Securities and Exchange Commission.

EQ Advisors Trust	Glossary of terms	117

9. Financial Highlights

The financial highlights table is intended to help you understand the financial performance for the Trust’s Class IA and Class IB shares. The financial information in the table below is for the past five (5) years (or, if shorter, the period of the Portfolio’s operations). The information below for the Class IA and Class IB shares has been derived from the financial statements of the Trust, which have been audited by PricewaterhouseCoopers LLP, registered independent public accounting firm. PricewaterhouseCoopers LLP’s report on the Trust’s financial statements as of December 31, 2004 appears in the Trust’s Annual Report.

Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and disbursements). The total return figures shown below do not reflect any separate account or Contract fees and charges. The total return figures would be lower if they did reflect such fees and charges. The information should be read in conjunction with the financial statements contained in the Trust’s Annual Report which are incorporated by reference into the Trust’s Statement of Additional Information (SAI) and available upon request.

EQ/Alliance Common Stock Portfolio

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2004	2003	2002	2001(e)	2000(e)	2004	2003	2002	2001(e)	2000(e)
Net asset value, beginning of year	$15.47	$10.49	$15.70	$17.98	$26.17	$15.38	$10.40	$15.61	$17.88	$26.05

Income from investment operations:
Net investment income	0.21	0.12	0.12	0.12	0.15	0.15	0.08	0.08	0.07	0.08
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.01	5.09	(5.32)	(1.97)	(3.82)	2.02	5.06	(5.28)	(1.95)	(3.78)

Total from investment operations	2.22	5.21	(5.20)	(1.85)	(3.67)	2.17	5.14	(5.20)	(1.88)	(3.70)

Less distributions:
Dividends from net investment income	(0.20)	(0.23)	(0.01)	(0.11)	(0.15)	(0.16)	(0.16)	(0.01)	(0.07)	(0.10)
Distributions from realized gains	—	—	—	(0.32)	(4.37)	—	—	—	(0.32)	(4.37)

Total dividends and distributions	(0.20)	(0.23)	(0.01)	(0.43)	(4.52)	(0.16)	(0.16)	(0.01)	(0.39)	(4.47)

Net asset value, end of year	$17.49	$15.47	$10.49	$15.70	$17.98	$17.39	$15.38	$10.40	$15.61	$17.88

Total return	14.40%	49.89%	(33.15)%	(10.50)%	(14.03)%	14.12%	49.58%	(33.34)%	(10.73)%	(14.25)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$7,847,618	$7,472,301	$5,382,662	$9,577,763	$11,797,888	$2,320,683	$1,884,006	$1,124,684	$1,831,258	$1,918,284
Ratio of expenses to average net assets:
After fees paid indirectly	0.43%	0.52%	0.49%	N/A	N/A	0.68%	0.77%	0.74%	N/A	N/A
Before fees paid indirectly	0.52%	0.54%	0.54%	0.53%	0.47%	0.77%	0.79%	0.79%	0.78%	0.72%
Ratio of net investment income to average net assets:
After fees paid indirectly	1.23%	0.93%	0.82%	N/A	N/A	0.98%	0.68%	0.57%	N/A	N/A
Before fees paid indirectly	1.14%	0.91%	0.77%	0.67%	0.61%	0.89%	0.66%	0.52%	0.43%	0.35%
Portfolio turnover rate	47%	92%	136%	40%	43%	47%	92%	136%	40%	43%

118	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Alliance Growth and Income Portfolio

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2004	2003	2002	2001(e)	2000(e)	2004	2003	2002	2001(e)	2000(e)
Net asset value, beginning of year	$16.62	$12.87	$16.56	$17.70	$18.24	$16.52	$12.79	$16.47	$17.61	$18.16

Income from investment operations:
Net investment income	0.30	0.22	0.22	0.19	0.17	0.24	0.15	0.16	0.13	0.13
Net realized and unrealized gain (loss) on investments	1.80	3.73	(3.70)	(0.44)	1.35	1.81	3.74	(3.66)	(0.42)	1.34

Total from investment operations	2.10	3.95	(3.48)	(0.25)	1.52	2.05	3.89	(3.50)	(0.29)	1.47

Less distributions:
Dividends from net investment income	(0.30)	(0.20)	(0.21)	(0.17)	(0.16)	(0.25)	(0.16)	(0.18)	(0.13)	(0.12)
Distributions from realized gains	—	—	—	(0.72)	(1.90)	—	—	—	(0.72)	(1.90)

Total dividends and distributions	(0.30)	(0.20)	(0.21)	(0.89)	(2.06)	(0.25)	(0.16)	(0.18)	(0.85)	(2.02)

Net asset value, end of year	$18.42	$16.62	$12.87	$16.56	$17.70	$18.32	$16.52	$12.79	$16.47	$17.61

Total return	12.67%	30.72%	(21.03)%	(1.30)%	8.95%	12.45%	30.42%	(21.28)%	(1.52)%	8.68%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,473,864	$1,382,192	$1,126,754	$1,568,312	$1,418,245	$1,409,379	$1,124,808	$653,809	$673,499	$464,600
Ratio of expenses to average net assets:
After fees paid indirectly	0.55%	0.60%	0.60%	N/A	N/A	0.80%	0.85%	0.85%	N/A	N/A
Before fees paid indirectly	0.61%	0.63%	0.64%	0.63%	0.61%	0.86%	0.88%	0.89%	0.88%	0.86%
Ratio of net investment income to average net assets:
After fees paid indirectly	1.69%	1.48%	1.38%	N/A	N/A	1.44%	1.23%	1.13%	N/A	N/A
Before fees paid indirectly	1.63%	1.45%	1.34%	1.08%	0.92%	1.38%	1.20%	1.09%	0.83%	0.71%
Portfolio turnover rate	41%	49%	75%	81%	57%	41%	49%	75%	81%	57%

EQ Advisors Trust	Financial Highlights	119

Financial Highlights (cont’d)

EQ/Alliance Intermediate Government Securities Portfolio

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2004	2003(e)	2002	2001(e)	2000(e)	2004	2003(e)	2002	2001(e)	2000(e)
Net asset value, beginning of year	$10.11	$10.30	$9.88	$9.46	$9.18	$10.05	$10.24	$9.83	$9.43	$9.15

Income from investment operations:
Net investment income	0.32	0.26	0.27	0.37	0.55	0.28	0.23	0.21	0.35	0.52
Net realized and unrealized gain (loss) on investments	(0.09)	(0.02)	0.60	0.41	0.30	(0.08)	(0.02)	0.64	0.39	0.31

Total from investment operations	0.23	0.24	0.87	0.78	0.85	0.20	0.21	0.85	0.74	0.83

Less distributions:
Dividends from net investment income	(0.33)	(0.33)	(0.24)	(0.36)	(0.56)	(0.30)	(0.30)	(0.23)	(0.34)	(0.54)
Distributions from realized gains	(0.01)	(0.10)	(0.21)	—	(0.01)	(0.01)	(0.10)	(0.21)	—	(0.01)

Total dividends and distributions	(0.34)	(0.43)	(0.45)	(0.36)	(0.57)	(0.31)	(0.40)	(0.44)	(0.34)	(0.55)

Net asset value, end of year	$10.00	$10.11	$10.30	$9.88	$9.46	$9.94	$10.05	$10.24	$9.83	$9.43

Total return	2.13%	2.45%	8.81%	8.23%	9.27%	1.97%	2.10%	8.58%	7.98%	8.99%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$296,399	$344,547	$391,662	$241,071	$142,822	$595,497	$630,578	$545,598	$204,870	$71,267
Ratio of expenses to average net assets	0.56%	0.57%	0.59%	0.62%	0.58%	0.81%	0.82%	0.84%	0.87%	0.83%
Ratio of net investment income to average net assets	2.95%	2.51%	3.20%	4.84%	5.83%	2.70%	2.26%	2.95%	4.59%	5.55%
Portfolio turnover rate	274%	477%	622%	463%	541%	274%	477%	622%	463%	541%

120	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Alliance International Portfolio(h)(m)

	Class IA						Class IB
	Year Ended December 31,						Year Ended December 31,
	2004	2003	2002	2001	2000(e)		2004	2003	2002	2001	2000(e)
Net asset value, beginning of year	$9.62	$7.24	$8.03	$10.62	$15.03		$9.50	$7.13	$7.94	$10.55	$14.96

Income (loss) from investment operations:
Net investment income (loss)	0.13	0.11	0.01	0.02	(0.01)		0.10	0.07	0.01	— #	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.64	2.43	(0.80)	(2.42)	(3.33)		1.61	2.44	(0.82)	(2.42)	(3.33)

Total from investment operations	1.77	2.54	(0.79)	(2.40)	(3.34)		1.71	2.51	(0.81)	(2.42)	(3.34)

Less distributions:
Dividends from net investment income	(0.22)	(0.16)	—	—	(0.05)		(0.19)	(0.14)	—	—	(0.05)
Distributions from realized gains	—	—	—	(0.19)	(1.02)		—	—	—	(0.19)	(1.02)

Total dividends and distributions	(0.22)	(0.16)	—	(0.19)	(1.07)		(0.19)	(0.14)	—	(0.19)	(1.07)

Net asset value, end of year	$11.17	$9.62	$7.24	$8.03	$10.62		$11.02	$9.50	$7.13	$7.94	$10.55

Total return	18.51%	35.28%	(9.84)%	(22.88)%	(22.77)%		18.10%	35.27%	(10.20)%	(23.23)%	(22.86)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,212,207	$1,091,319	$876,907	$167,610	$228,325		$667,930	$488,571	$205,496	$36,054	$37,171
Ratio of expenses to average net assets:
After waivers	0.85%	0.85%	1.02%	N/A	N/A		1.10%	1.10%	1.27%	N/A	N/A
After waivers and fees paid indirectly	0.83%	0.85%	1.00%	N/A	N/A		1.08%	1.10%	1.25%	N/A	N/A
Before waivers and fees paid indirectly	0.85%	0.87%	1.04%	1.10%	1.16	%(c)	1.10%	1.12%	1.29%	1.35%	1.41	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers	1.28%	1.29%	0.60%	N/A	N/A		1.03%	1.04%	0.35%	N/A	N/A
After waivers and fees paid indirectly	1.30%	1.29%	0.62%	N/A	N/A		1.05%	1.04%	0.37%	N/A	N/A
Before waivers and fees paid indirectly	1.28%	1.27%	0.58%	0.17%	(0.03	)%(c)	1.03%	1.02%	0.33%	(0.08)%	(0.28	)%(c)
Portfolio turnover rate	60%	59%	47%	77%	80%		60%	59%	47%	77%	80%
Effect of voluntary expense limitation during the year:
Per share benefit to net investment income (loss)	$— #	$— #	N/A	N/A	N/A		$— #	$— #	N/A	N/A	N/A

EQ Advisors Trust	Financial Highlights	121

Financial Highlights (cont’d)

EQ/Alliance Large Cap Growth Portfolio

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2004	2003	2002	2001	2000(e)	2004	2003	2002	2001	2000(e)
Net asset value, beginning of year	$6.27	$5.07	$7.35	$9.65	$11.87	$6.20	$5.03	$7.31	$9.62	$11.86

Income (loss) from investment operations:
Net investment loss	(0.01)	— #	(0.02)	(0.01)	(0.01)	(0.02)	(0.02)	(0.03)	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments	0.55	1.20	(2.26)	(2.29)	(2.14)	0.54	1.19	(2.25)	(2.28)	(2.14)

Total from investment operations	0.54	1.20	(2.28)	(2.30)	(2.15)	0.52	1.17	(2.28)	(2.31)	(2.17)

Less distributions:
Distributions from realized gains	—	—	—	— #	(0.07)	—	—	—	— #	(0.07)

Net asset value, end of year	$6.81	$6.27	$5.07	$7.35	$9.65	$6.72	$6.20	$5.03	$7.31	$9.62

Total return	8.61%	23.67%	(31.02)%	(23.83)%	(18.15)%	8.39%	23.26%	(31.19)%	(24.01)%	(18.34)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$405,919	$355,205	$21,361	$39,076	$49,284	$727,261	$725,650	$580,975	$924,331	$1,341,788
Ratio of expenses to average net assets:
After waivers	0.85%	0.90%	0.90%	0.90%	0.90%	1.10%	1.15%	1.15%	1.15%	1.15%
After waivers and fees paid indirectly	0.79%	0.89%	0.89%	N/A	N/A	1.04%	1.14%	1.14%	N/A	N/A
Before waivers and fees paid indirectly	0.95%	0.95%	0.99%	0.96%	0.94%	1.20%	1.20%	1.24%	1.21%	1.19%
Ratio of net investment loss to average net assets:
After waivers	(0.15)%	(0.10)%	(0.24)%	(0.15)%	(0.12)%	(0.40)%	(0.35)%	(0.49)%	(0.40)%	(0.37)%
After waivers and fees paid indirectly	(0.09)%	(0.09)%	(0.23)%	N/A	N/A	(0.34)%	(0.34)%	(0.48)%	N/A	N/A
Before waivers and fees paid indirectly	(0.25)%	(0.15)%	(0.33)%	(0.21)%	(0.16)%	(0.50)%	(0.40)%	(0.58)%	(0.46)%	(0.40)%
Portfolio turnover rate	77%	77%	99%	140%	127%	77%	77%	99%	140%	127%
Effect of voluntary expense limitation during the year:
Per share benefit to net investment loss	$0.01	$— #	$0.01	$— #	$—	$0.01	$— #	$0.01	$— #	$—

122	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Alliance Quality Bond Portfolio

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2004	2003(e)	2002(e)	2001(e)	2000(e)	2004	2003(e)	2002(e)	2001(e)	2000(e)
Net asset value, beginning of year	$10.25	$10.17	$9.81	$9.55	$9.11	$10.19	$10.12	$9.77	$9.52	$9.09

Income from investment operations:
Net investment income	0.26	0.24	0.32	0.57	0.60	0.23	0.22	0.29	0.51	0.57
Net realized and unrealized gain on investments and foreign currency transactions	0.15	0.12	0.45	0.22	0.44	0.16	0.11	0.46	0.25	0.45

Total from investment operations	0.41	0.36	0.77	0.79	1.04	0.39	0.33	0.75	0.76	1.02

Less distributions:
Dividends from net investment income	(0.27)	(0.15)	(0.28)	(0.53)	(0.60)	(0.24)	(0.13)	(0.27)	(0.51)	(0.59)
Distributions from realized gains	(0.19)	(0.13)	(0.13)	—	—	(0.19)	(0.13)	(0.13)	—	—

Total dividends and distributions	(0.46)	(0.28)	(0.41)	(0.53)	(0.60)	(0.43)	(0.26)	(0.40)	(0.51)	(0.59)

Net asset value, end of year	$10.20	$10.25	$10.17	$9.81	$9.55	$10.15	$10.19	$10.12	$9.77	$9.52

Total return	3.95%	3.83%	7.91%	8.28%	11.48%	3.79%	3.56%	7.68%	8.04%	11.28%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,627,106	$1,459,282	$341,209	$309,097	$553,109	$424,156	$367,273	$189,680	$46,843	$9,159
Ratio of expenses to average net assets	0.56%	0.58%	0.62%	0.60%	0.59%	0.81%	0.83%	0.87%	0.85%	0.84%
Ratio of net investment income to average net assets	2.55%	2.35%	3.16%	5.31%	6.34%	2.30%	2.10%	2.91%	4.97%	5.98%
Portfolio turnover rate	659%	697%	755%	301%	282%	659%	697%	755%	301%	282%

EQ Advisors Trust	Financial Highlights	123

Financial Highlights (cont’d)

EQ/Alliance Small Cap Growth Portfolio(k)

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2004	2003	2002	2001(e)	2000(e)	2004	2003	2002	2001(e)	2000(e)
Net asset value, beginning of year	$12.75	$9.02	$12.90	$15.06	$15.11	$12.54	$8.90	$12.75	$14.92	$15.03

Income (loss) from investment operations:
Net investment loss	(0.06)	(0.02)	(0.06)	(0.06)	(0.07)	(0.09)	(0.04)	(0.08)	(0.08)	(0.11)
Net realized and unrealized gain (loss) on investments	1.88	3.75	(3.82)	(1.89)	1.99	1.84	3.68	(3.77)	(1.88)	1.97

Total from investment operations	1.82	3.73	(3.88)	(1.95)	1.92	1.75	3.64	(3.85)	(1.96)	1.86

Less distributions:
Distributions from realized gains	—	—	—	(0.21)	(1.97)	—	—	—	(0.21)	(1.97)

Net asset value, end of year	$14.57	$12.75	$9.02	$12.90	$15.06	$14.29	$12.54	$8.90	$12.75	$14.92

Total return	14.27%	41.35%	(30.08)%	(13.03)%	14.12%	13.96%	40.90%	(30.20)%	(13.28)%	13.78%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$493,124	$451,408	$317,679	$461,312	$501,596	$639,666	$552,216	$308,406	$387,833	$360,635
Ratio of expenses to average net assets:
After fees paid indirectly	0.73%	0.78%	0.81%	N/A	N/A	0.98%	1.03%	1.06%	N/A	N/A
Before fees paid indirectly	0.81%	0.82%	0.83%	0.81%	0.84%	1.06%	1.07%	1.08%	1.06%	1.09%
Ratio of net investment loss to average net assets:
After fees paid indirectly	(0.48)%	(0.21)%	(0.55)%	N/A	N/A	(0.73)%	(0.46)%	(0.80)%	N/A	N/A
Before fees paid indirectly	(0.56)%	(0.25)%	(0.57)%	(0.49)%	(0.37)%	(0.81)%	(0.50)%	(0.82)%	(0.74)%	(0.62)%
Portfolio turnover rate	81%	114%	110%	110%	142%	81%	114%	110%	110%	142%

124	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Bear Stearns Small Company Growth Portfolio

	Class IB
	Year Ended December 31,
	2004	2003(e)		2002(e)		2001(e)		2000(e)
Net asset value, beginning of year	$7.36		$5.98		$7.87		$8.60		$8.50

Income (loss) from investment operations:
Net investment loss	(0.07)		(0.07)		(0.05)		(0.05)		(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.99		1.45		(1.84)		(0.38)		0.20

Total from investment operations	0.92		1.38		(1.89)		(0.43)		0.17

Less distributions:
Distributions from realized gains	—		—		—		(0.30)		(0.07)

Net asset value, end of year	$8.28		$7.36		$5.98		$7.87		$8.60

Total return	12.50%		23.08%		(24.02)%		(3.80)%		1.90%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$93,964		$83,897		$66,203		$82,591		$82,061
Ratio of expenses to average net assets:
After waivers	1.30%		1.29%		1.12%		1.10%		1.11%
After waivers and fees paid indirectly	1.30%		1.29%		1.12%		1.10%		1.11%
Before waivers and fees paid indirectly	1.43%		1.29%		1.12%		1.10%		1.11%
Ratio of net investment income (loss) to average net assets:
After waivers	(0.89)%		(1.03)%		(0.79)%		(0.62)%		(0.32)%
Before waivers and fees paid indirectly	(0.89)%		(1.03)%		(0.79)%		(0.62)%		(0.32)%
Before waivers and fees paid indirectly	(1.02)%		(1.03)%		(0.79)%		(0.62)%		(0.32)%
Portfolio turnover rate	199%		85%		37%		40%		47%
Effect of voluntary expense limitation during the year:
Per share benefit to net investment income (loss)	$0.01	$	**	$	**	$	**	$	**

EQ Advisors Trust	Financial Highlights	125

Financial Highlights (cont’d)

EQ/Bernstein Diversified Value Portfolio(g)

	Class IA				Class IB
	Year Ended December 31,			May 18, 2001* to December 31, 2001	Year Ended December 31,
	2004	2003	2002		2004	2003	2002	2001	2000
Net asset value, beginning of period	$12.77	$10.03	$11.77	$12.26	$12.76	$10.03	$11.77	$11.73	$12.06

Income from investment operations:
Net investment income	0.20	0.18	0.18	0.11	0.18	0.15	0.14	0.11	0.09
Net realized and unrealized gain (loss) on investments	1.55	2.73	(1.76)	(0.26)	1.53	2.73	(1.74)	0.25	(0.33)

Total from investment operations	1.75	2.91	(1.58)	(0.15)	1.71	2.88	(1.60)	0.36	(0.24)

Less distributions:
Dividends from net investment income	(0.22)	(0.17)	(0.16)	(0.13)	(0.18)	(0.15)	(0.14)	(0.11)	(0.09)
Distributions from realized gains	(0.09)	—	—	(0.21)	(0.09)	—	—	(0.21)	—

Total dividends and distributions	(0.31)	(0.17)	(0.16)	(0.34)	(0.27)	(0.15)	(0.14)	(0.32)	(0.09)

Net asset value, end of period	$14.21	$12.77	$10.03	$11.77	$14.20	$12.76	$10.03	$11.77	$11.73

Total return (b)	13.74%	29.07%	(13.42)%	(1.21)%	13.46%	28.73%	(13.61)%	3.09%	(1.94)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$49,292	$32,274	$21,214	$18,000	$2,006,001	$1,508,256	$800,212	$608,741	$176,049
Ratio of expenses to average net assets:
After waivers (a)	0.70%	0.70%	0.70%	0.70%	0.95%	0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly (a)	0.70%	0.70%	0.69%	N/A	0.95%	0.95%	0.94%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.70%	0.70%	0.73%	0.73%	0.95%	0.95%	0.98%	0.98%	0.95%
Ratio of net investment income to average net assets:
After waivers (a)	1.74%	1.82%	1.77%	1.69%	1.49%	1.57%	1.52%	1.40%	0.91%
After waivers and fees paid indirectly (a)	1.74%	1.82%	1.78%	N/A	1.49%	1.57%	1.53%	N/A	N/A
Before waivers and fees paid indirectly (a)	1.74%	1.82%	1.75%	1.66%	1.49%	1.57%	1.50%	1.37%	0.91%
Portfolio turnover rate	28%	21%	13%	90%	28%	21%	13%	90%	33%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	$—	$— #	$— #	$— #	$—	$— #	$— #	$— #	$—

126	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Boston Advisors Equity Income Portfolio

	Class IA		Class IB
	December 13, 2004* to December 31, 2004(e)		Year Ended December 31,
			2004(e)	2003(e)		2002(e)		2001(e)		2000(e)
Net asset value, beginning of period	$5.99		$5.27		$4.22		$5.02		$5.69		$5.37

Income from investment operations:
Net investment income	0.01		0.09		0.08		0.07		0.07		0.08
Net realized and unrealized gain (loss) on investments and foreign currency transactions .	0.15		0.85		1.04		(0.81)		(0.69)		0.26

Total from investment operations	0.16		0.94		1.12		(0.74)		(0.62)		0.34

Less distributions:
Dividends from net investment income	(0.09)		(0.14)		(0.07)		(0.06)		(0.05)		(0.02)

Net asset value, end of period	$6.06		$6.07		$5.27		$4.22		$5.02		$5.69

Total return (b)	1.78%		17.88%		26.65%		(14.76)%		(10.75)%		6.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$117,151		$92,294		$48,094		$37,716		$40,506		$32,829
Ratio of expenses to average net assets:
After waivers (a)	0.80	%(c)	1.05%		1.05%		0.90%		0.88%		0.88%
After waivers and fees paid indirectly (a)	0.80	%(c)	1.05%		N/A		N/A		N/A		N/A
Before waivers and fees paid indirectly (a)	0.89	%(c)	1.21%		1.06%		0.90%		0.88%		0.88%
Ratio of net investment income to average net assets:
After waivers (a)	1.85	%(c)	1.60%		1.70%		1.44%		1.43%		1.43%
After waivers and fees paid indirectly (a)	1.85	%(c)	1.60%		N/A		N/A		N/A		N/A
Before waivers and fees paid indirectly (a)	1.76	%(c)	1.44%		1.69%		1.44%		1.43%		1.43%
Portfolio turnover rate	55%		55%		103%		35%		36%		37%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	$—	#	$0.01	$	* *	$	* *	$	* *	$	* *

EQ Advisors Trust	Financial Highlights	127

Financial Highlights (cont’d)

EQ/Calvert Socially Responsible Portfolio

	Class IA			Class IB
	Year Ended December 31,		October 2, 2002* to December 31, 2002	Year Ended December 31,
	2004	2003		2004	2003	2002	2001	2000
Net asset value, beginning of period	$7.55	$5.88	$5.64	$7.52	$5.88	$7.99	$9.64	$10.76

Income (loss) from investment operations:
Net investment loss	— #	(0.01)	— #	(0.01)	(0.02)	(0.01)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments	0.29	1.68	0.24	0.28	1.66	(2.10)	(1.37)	(0.34)

Total from investment operations	0.29	1.67	0.24	0.27	1.64	(2.11)	(1.39)	(0.35)

Less distributions:
Distributions from realized gains	—	—	—	—	—	—	(0.26)	(0.77)

Net asset value, end of period	$7.84	$7.55	$5.88	$7.79	$7.52	$5.88	$7.99	$9.64

Total return (b)	3.84%	28.40%	4.26%	3.59%	27.89%	(26.41)%	(14.74)%	(2.87)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$68	$65	$51	$47,244	$33,711	$11,064	$5,898	$3,922
Ratio of expenses to average net assets:
After waivers (a)	0.80%	0.80%	0.80%	1.05%	1.05%	1.05%	1.05%	1.05%
After waivers and fees paid indirectly (a)	0.75%	0.75%	0.70%	1.00%	1.00%	0.95%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.94%	1.20%	1.82%	1.19%	1.45%	2.07%	2.36%	2.37%
Ratio of net investment loss to average net assets:
After waivers (a)	— %‡‡	(0.20)%	(0.13)%	(0.25)%	(0.45)%	(0.38)%	(0.33)%	(0.11)%
After waivers and fees paid indirectly (a)	0.05%	(0.15)%	(0.03)%	(0.20)%	(0.40)%	(0.28)%	N/A	N/A
Before waivers and fees paid indirectly (a)	(0.14)%	(0.60)%	(1.15)%	(0.39)%	(0.85)%	(1.40)%	(1.64)%	(1.43)%
Portfolio turnover rate	38%	54%	130%	38%	54%	130%	46%	81%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	$0.01	$0.03	$0.02	$0.01	$0.02	$0.04	$0.08	$0.10

128	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Capital Guardian Growth Portfolio

	Class IA			Class IB
	Year Ended December 31,		October 2, 2002* to December 31, 2002	Year Ended December 31,
	2004	2003		2004	2003	2002	2001	2000
Net asset value, beginning of period	$11.84	$9.56	$9.28	$11.87	$9.58	$13.03	$17.24	$21.41

Income (loss) from investment operations:
Net investment income (loss)	0.12	0.04	0.01	0.09	0.01	0.01	— #	(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.57	2.28	0.31	0.56	2.29	(3.45)	(4.21)	(3.70)

Total from investment operations	0.69	2.32	0.32	0.65	2.30	(3.44)	(4.21)	(3.74)

Less distributions:
Dividends from net investment income	(0.10)	(0.04)	(0.04)	(0.06)	(0.01)	(0.01)	—	—
Distributions from realized gains	—	—	—	—	—	—	—	(0.43)

Total dividends and distributions	—	—	—	(0.06)	(0.01)	(0.01)	—	(0.43)

Net asset value, end of period	$12.43	$11.84	$9.56	$12.46	$11.87	$9.58	$13.03	$17.24

Total return (b)	5.81%	24.27%	3.46%	5.53%	24.05%	(26.39)%	(24.42)%	(17.79)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$126	$117	$51	$254,282	$263,715	$199,462	$299,380	$397,968
Ratio of expenses to average net assets:
After waivers (a)	0.70%	0.70%	0.70%	0.95%	0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly (a)	0.42%	0.68%	0.67%	0.67%	0.93%	0.92%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.74%	0.78%	0.77%	0.99%	1.03%	1.02%	0.98%	0.97%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.71%	0.35%	0.33%	0.46%	0.10%	0.08%	(0.02)%	(0.25)%
After waivers and fees paid indirectly (a)	0.99%	0.37%	0.36%	0.74%	0.12%	0.11%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.67%	0.27%	0.26%	0.42%	0.02%	0.01%	(0.05)%	(0.23)%
Portfolio turnover rate	133%	62%	147%	133%	62%	147%	95%	81%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$0.01	$— #	$— #	$0.01	$0.01	$0.01	$—

EQ Advisors Trust	Financial Highlights	129

Financial Highlights (cont’d)

EQ/Capital Guardian International Portfolio

	Class IA			Class IB
	Year Ended December 31,		March 25, 2002* to December 31, 2002	Year Ended December 31,
	2004	2003		2004	2003	2002	2001	2000
Net asset value, beginning of period	$9.64	$7.35	$8.77	$9.64	$7.35	$8.77	$11.28	$14.10

Income from investment operations:
Net investment income	0.09	0.07	0.05	0.08	0.05	0.06	0.04	0.10
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.24	2.34	(1.35)	1.23	2.34	(1.37)	(2.38)	(2.68)

Total from investment operations	1.33	2.41	(1.30)	1.31	2.39	(1.31)	(2.34)	(2.58)

Less distributions:
Dividends from net investment income	(0.17)	(0.12)	(0.12)	(0.14)	(0.10)	(0.11)	(0.14)	(0.07)
Distributions from realized gains	—	—	—	—	—	—	(0.03)	(0.17)

Total dividends and distributions	(0.17)	(0.12)	(0.12)	(0.14)	(0.10)	(0.11)	(0.17)	(0.24)

Net asset value, end of period	$10.80	$9.64	$7.35	$10.81	$9.64	$7.35	$8.77	$11.28

Total return (b)	13.86%	33.05%	(14.81)%	13.68%	32.54%	(15.00)%	(20.89)%	(19.19)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$74,741	$320	$84	$609,846	$357,162	$125,521	$101,683	$110,486
Ratio of expenses to average net assets:
After waivers (a)	0.95%	0.95%	0.95%	1.20%	1.20%	1.20%	1.20%	1.20%
After waivers and fees paid indirectly (a)	0.92%	0.93%	0.92%	1.17%	1.18%	1.17%	N/A	N/A
Before waivers and fees paid indirectly (a)	1.02%	1.06%	1.14%	1.27%	1.31%	1.39%	1.39%	1.28%
Ratio of net investment income to average net assets:
After waivers (a)	0.98%	0.90%	0.76%	0.73%	0.65%	0.51%	0.39%	0.37%
After waivers and fees paid indirectly (a)	1.01%	0.92%	0.79%	0.76%	0.67%	0.54%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.91%	0.79%	0.57%	0.66%	0.54%	0.32%	0.20%	0.29%
Portfolio turnover rate	19%	12%	23%	19%	12%	23%	38%	26%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.01	$0.01	$0.01	$0.01	$0.01	$0.02	$0.02

130	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Capital Guardian Research Portfolio(i)

	Class IA			Class IB
	Year Ended December 31,		March 25, 2002* to December 31, 2002	Year Ended December 31,
	2004(e)	2003		2004(e)	2003	2002	2001	2000
Net asset value, beginning of period	$10.75	$8.22	$10.84	$10.76	$8.22	$10.93	$11.18	$10.69

Income from investment operations:
Net investment income	0.10	0.05	0.11	0.07	0.03	0.04	0.02	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.11	2.54	(2.71)	1.10	2.55	(2.73)	(0.25)	0.59

Total from investment operations	1.21	2.59	(2.60)	1.17	2.58	(2.69)	(0.23)	0.63

Less distributions:
Dividends from net investment income	(0.10)	(0.06)	(0.02)	(0.07)	(0.04)	(0.02)	(0.02)	(0.04)
Distributions from realized gains	—	—	—	—	—	—	—	(0.10)

Total dividends and distributions	(0.10)	(0.06)	(0.02)	(0.07)	(0.04)	(0.02)	(0.02)	(0.14)

Net asset value, end of period	$11.86	$10.75	$8.22	$11.86	$10.76	$8.22	$10.93	$11.18

Total return (b)	11.28%	31.55%	(23.94)%	10.89%	31.41%	(24.62)%	(2.04)%	5.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$523	$210	$82	$1,028,221	$877,404	$563,396	$111,944	$77,959
Ratio of expenses to average net assets:
After waivers (a)	0.70%	0.70%	0.70%	0.95%	0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly (a)	0.65%	0.68%	0.18%	0.90%	0.93%	0.43%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.70%	0.72%	0.81%	0.95%	0.97%	1.06%	1.05%	1.06%
Ratio of net investment income to average net assets:
After waivers (a)	0.82%	0.63%	0.75%	0.57%	0.38%	0.50%	0.26%	0.47%
After waivers and fees paid indirectly (a)	0.87%	0.65%	1.27%	0.62%	0.40%	1.02%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.82%	0.61%	0.64%	0.57%	0.36%	0.39%	0.16%	0.37%
Portfolio turnover rate	20%	24%	222%	20%	24%	222%	30%	38%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	$— #	$— #	$0.01	$— #	$— #	$— #	$0.01	$0.01

EQ Advisors Trust	Financial Highlights	131

Financial Highlights (cont’d)

EQ/Capital Guardian U.S. Equity Portfolio(l)

	Class IA			Class IB
	Year Ended December 31,		March 25, 2002* to December 31, 2002	Year Ended December 31,
	2004	2003		2004	2003	2002	2001	2000
Net asset value, beginning of period	$10.57	$7.77	$10.12	$10.57	$7.77	$10.22	$10.46	$10.32

Income from investment operations:
Net investment income	0.06	0.03	0.05	0.05	0.02	0.03	0.03	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.95	2.82	(2.35)	0.93	2.81	(2.45)	(0.24)	0.30

Total from investment operations	1.01	2.85	(2.30)	0.98	2.83	(2.42)	(0.21)	0.35

Less distributions:
Dividends from net investment income	(0.08)	(0.05)	(0.05)	(0.05)	(0.03)	(0.03)	(0.03)	(0.05)
Distributions from realized gains	—	—	—	—	—	—	— #	(0.16)

Total dividends and distributions	(0.08)	(0.05)	(0.05)	(0.05)	(0.03)	(0.03)	(0.03)	(0.21)

Net asset value, end of period	$11.50	$10.57	$7.77	$11.50	$10.57	$7.77	$10.22	$10.46

Total return (b)	9.58%	36.72%	(22.77)%	9.30%	36.38%	(23.68)%	(2.01)%	3.56%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,152	$1,359	$93	$1,040,979	$752,983	$273,334	$198,364	$136,485
Ratio of expenses to average net assets:
After waivers (a)	0.70%	0.70%	0.70%	0.95%	0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly (a)	0.68%	0.68%	0.66%	0.93%	0.93%	0.91%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.70%	0.72%	0.77%	0.95%	0.97%	1.02%	1.01%	1.01%
Ratio of net investment income to average net assets:
After waivers (a)	0.74%	0.60%	0.68%	0.49%	0.35%	0.43%	0.32%	0.60%
After waivers and fees paid indirectly (a)	0.76%	0.62%	0.72%	0.51%	0.37%	0.47%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.74%	0.58%	0.61%	0.49%	0.33%	0.36%	0.26%	0.54%
Portfolio turnover rate	19%	15%	30%	19%	15%	30%	36%	43%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	$— #	$— #	$— #	$— #	$— #	$— #	$— #	$0.01

132	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Caywood-Scholl High-Yield Bond Portfolio

	Class IB
	Year Ended December 31,
	2004	2003(e)		2002(e)		2001(e)		2000(e)
Net asset value, beginning of year	$4.82		$4.04		$4.34		$4.48		$5.06

Income from investment operations:
Net investment income	0.35		0.33		0.36		0.40		0.46
Net realized and unrealized gain (loss) on investments and foreign currency transactions .	0.10		0.54		(0.30)		(0.14)		(0.58)

Total from investment operations	0.45		0.87		0.06		0.26		(0.12)

Less distributions:
Dividends from net investment income	(0.57)		(0.09)		(0.36)		(0.40)		(0.46)

Net asset value, end of year	$4.70		$4.82		$4.04		$4.34		$4.48

Total return	9.70%		22.64%		1.51%		5.90%		(2.52)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$86,676		$90,014		$77,130		$107,686		$88,336
Ratio of expenses to average net assets:
After waivers	0.85%		0.79%		0.79%		0.77%		0.75%
Before waivers	0.97%		0.79%		0.79%		0.77%		0.75%
Ratio of net investment income to average net assets:
After waivers	6.61%		7.53%		8.61%		8.92%		9.57%
Before waivers	6.49%		7.53%		8.61%		8.92%		9.57%
Portfolio turnover rate	66%		60%		81%		73%		54%
Effect of voluntary expense limitation during the year:
Per share benefit to net investment income	$0.01	$	* *	$	* *	$	* *	$	* *

EQ Advisors Trust	Financial Highlights	133

Financial Highlights (cont’d)

EQ/Equity 500 Index Portfolio(f)

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2004	2003	2002	2001(e)	2000(e)	2004	2003	2002	2001(e)	2000(e)
Net asset value, beginning of year	$21.38	$16.92	$22.05	$25.34	$29.57	$21.28	$16.84	$21.95	$25.22	$29.50

Income from investment operations:
Net investment income	0.39	0.28	0.26	0.26	0.25	0.31	0.19	0.18	0.20	0.16
Net realized and unrealized gain (loss) on investments	1.85	4.47	(5.15)	(3.28)	(3.13)	1.86	4.49	(5.09)	(3.26)	(3.11)

Total from investment operations	2.24	4.75	(4.89)	(3.02)	(2.88)	2.17	4.68	(4.91)	(3.06)	(2.95)

Less distributions:
Dividends from net investment income	(0.38)	(0.29)	(0.22)	(0.25)	(0.19)	(0.32)	(0.24)	(0.18)	(0.19)	(0.17)
Distributions from realized gains	—	—	(0.02)	(0.02)	(1.16)	—	—	(0.02)	(0.02)	(1.16)

Total dividends and distributions	(0.38)	(0.29)	(0.24)	(0.27)	(1.35)	(0.32)	(0.24)	(0.20)	(0.21)	(1.33)

Net asset value, end of year	$23.24	$21.38	$16.92	$22.05	$25.34	$23.13	$21.28	$16.84	$21.95	$25.22

Total return	10.50%	28.14%	(22.19)%	(11.95)%	(9.58)%	10.21%	27.83%	(22.39)%	(12.15)%	(9.81)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,633,378	$1,560,563	$1,256,522	$1,775,556	$2,106,901	$1,951,348	$1,589,054	$860,185	$925,533	$928,578
Ratio of expenses to average net assets	0.30%	0.31%	0.32%	0.31%	0.32%	0.55%	0.56%	0.57%	0.56%	0.57%
Ratio of net investment income to average net assets	1.75%	1.48%	1.30%	1.08%	0.87%	1.50%	1.23%	1.05%	0.83%	0.58%
Portfolio turnover rate	1%	— ‡%	8%	3%	17%	1%	— ‡%	8%	3%	17%

134	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Evergreen Omega Portfolio

	Class IA			Class IB
	Year Ended December 31,		October 2, 2002* to December 31,	Year Ended December 31,
	2004	2003	2002	2004	2003	2002	2001	2000
Net asset value, beginning of period	$8.41	$6.08	$5.98	$8.39	$6.07	$7.99	$9.63	$10.93

Income (loss) from investment operations:
Net investment income (loss)	0.05	— #	0.01	0.03	(0.01)	— #	(0.02)	0.02
Net realized and unrealized gain on investments	0.57	2.33	0.09	0.55	2.33	(1.92)	(1.62)	(1.30)

Total from investment operations	0.62	2.33	0.10	0.58	2.32	(1.92)	(1.64)	(1.28)

Less distributions:
Dividends from net investment income	(0.05)	—	—	(0.02)	—	—	— #	(0.02)

Net asset value, end of period	$8.98	$8.41	$6.08	$8.95	$8.39	$6.07	$7.99	$9.63

Total return (b)	7.35%	38.55%	1.51%	6.97%	38.22%	(24.03)%	(17.02)%	(11.66)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$89	$75	$50	$193,160	$109,660	$25,146	$13,506	$8,676
Ratio of expenses to average net assets:
After waivers (a)	0.70%	0.70%	0.70%	0.95%	0.95%	0.95%	0.95%	0.98%
After waivers and fees paid indirectly (a)	0.32%	0.59%	0.51%	0.57%	0.84%	0.76%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.76%	0.90%	1.29%	1.01%	1.15%	1.54%	1.89%	1.76%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.27%	(0.19)%	(0.04)%	0.02%	(0.44)%	(0.29)%	(0.29)%	0.31%
After waivers and fees paid indirectly (a)	0.65%	(0.08)%	0.15%	0.40%	(0.33)%	(0.10)%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.21%	(0.39)%	(0.64)%	(0.04)%	(0.64)%	(0.89)%	(1.23)%	(0.47)%
Portfolio turnover rate	160%	161%	177%	160%	161%	177%	227%	115%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$0.01	$0.01	$0.01	$0.01	$0.03	$0.06	$0.04

EQ Advisors Trust	Financial Highlights	135

Financial Highlights (cont’d)

EQ/FI Mid Cap Portfolio

	Class IA			Class IB
	Year Ended December 31,		March 25, 2002* to December 31, 2002	Year Ended December 31,				September 1, 2000* to December 31, 2000
	2004	2003		2004	2003	2002	2001
Net asset value, beginning of period	$10.20	$7.08	$8.57	$10.15	$7.07	$8.67	$10.02	$10.00

Income from investment operations:
Net investment income	0.05	0.01	0.01	0.04	(0.01)	— #	0.01	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.59	3.11	(1.50)	1.57	3.09	(1.60)	(1.35)	0.03

Total from investment operations	1.64	3.12	(1.49)	1.61	3.08	(1.60)	(1.34)	0.04

Less distributions:
Dividends from net investment income	(0.07)	—	— #	(0.04)	—	— #	(0.01)	(0.02)
Distributions from realized gains	(0.64)	—	—	(0.64)	—	—	—	—

Total dividends and distributions	(0.71)	—	— #	(0.68)	—	— #	(0.01)	(0.02)

Net asset value, end of period	$11.13	$10.20	$7.08	$11.08	$10.15	$7.07	$8.67	$10.02

Total return (b)	16.32%	44.07%	(17.37)%	16.01%	43.56%	(18.44)%	(13.42)%	0.46%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,931	$2,835	$106	$1,161,685	$792,096	$279,947	$177,447	$45,790
Ratio of expenses to average net assets:
After waivers (a)	0.75%	0.75%	0.75%	1.00%	1.00%	1.00%	1.00%	1.00%
After waivers and fees paid indirectly (a)	0.71%	0.63%	0.66%	0.96%	0.88%	0.91%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.76%	0.78%	0.83%	1.01%	1.03%	1.08%	1.22%	1.23%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.62%	0.04%	0.02%	0.37%	(0.21)%	(0.23)%	0.26%	1.17%
After waivers and fees paid indirectly (a)	0.66%	0.16%	0.11%	0.41%	(0.09)%	(0.14)%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.61%	0.01%	(0.06)%	0.36%	(0.24)%	(0.31)%	0.04%	0.94%
Portfolio turnover rate	123%	159%	214%	123%	159%	214%	231%	42%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$— #	$— #	$— #	$— #	$— #	$0.01	$—

136	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/FI Small/Mid Cap Value Portfolio

	Class IA						Class IB
	Year Ended December 31,						Year Ended December 31,
	2004(e)	2003	2002	2001	2000(e)		2004(e)	2003	2002	2001	2000(e)
Net asset value, beginning of year	$13.09	$9.85	$11.61	$11.21	$10.76		$13.08	$9.84	$11.61	$11.22	$10.78

Income from investment operations:
Net investment income	0.03	0.09	0.11	0.12	0.10		— #	0.06	0.07	0.06	0.12
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.20	3.22	(1.79)	0.36	0.48		2.19	3.22	(1.78)	0.39	0.43

Total from investment operations	2.23	3.31	(1.68)	0.48	0.58		2.19	3.28	(1.71)	0.45	0.55

Less distributions:
Dividends from net investment income	—	(0.07)	(0.08)	(0.08)	(0.13)		—	(0.04)	(0.06)	(0.06)	(0.11)
Distributions from realized gains	(1.27)	—	—	—	—		(1.27)	—	—	—	—

Total dividends and distributions	(1.27)	(0.07)	(0.08)	(0.08)	(0.13)		(1.27)	(0.04)	(0.06)	(0.06)	(0.11)

Net asset value, end of year	$14.05	$13.09	$9.85	$11.61	$11.21		$14.00	$13.08	$9.84	$11.61	$11.22

Total return	18.14%	33.58%	(14.49)%	4.29%	5.48%		17.84%	33.36%	(14.77)%	4.04%	5.13%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$8,178	$26,522	$18,779	$18,087	$7,269		$1,438,673	$1,097,892	$646,958	$429,560	$153,232
Ratio of expenses to average net assets:
After waivers	0.82%	0.85%	0.85%	0.85%	0.82	%(c)	1.07%	1.10%	1.10%	1.10%	1.07	%(c)
After waivers and fees paid indirectly	0.80%	0.79%	0.83%	N/A	N/A		1.05%	1.04%	1.08%	N/A	N/A
Before waivers and fees paid indirectly	0.82%	0.85%	0.85%	0.86%	0.87	%(c)	1.07%	1.10%	1.10%	1.11%	1.12	%(c)
Ratio of net investment income to average net assets:
After waivers	0.21%	0.75%	1.00%	1.28%	1.42	%(c)	(0.04)%	0.50%	0.75%	1.03%	1.17	%(c)
After waivers and fees paid indirectly	0.23%	0.81%	1.02%	N/A	N/A		(0.02)%	0.56%	0.77%	N/A	N/A
Before waivers and fees paid indirectly	0.21%	0.75%	1.00%	1.27%	1.37	%(c)	(0.04)%	0.50%	0.75%	1.02%	1.12	%(c)
Portfolio turnover rate	74%	160%	98%	106%	196%		74%	160%	98%	106%	196%
Effect of voluntary expense limitation during the year:
Per share benefit to net investment income	$—	$—	$—	$— #	$0.01		$—	$—	$—	$— #	$—

EQ Advisors Trust	Financial Highlights	137

Financial Highlights (cont’d)

EQ/International Growth Portfolio

	Class IB
	Year Ended December 31,
	2004	2003(e)	2002(e)	2001(e)	2000(e)
Net asset value, beginning of year	$4.51	$3.46	$4.33	$6.94	$9.29

Income (loss) from investment operations:
Net investment income (loss)	0.03	0.03	0.05	0.02	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions .	0.20	1.04	(0.89)	(2.02)	(1.57)

Total from investment operations	0.23	1.07	(0.84)	(2.00)	(1.58)

Less distributions:
Dividends from net investment income	(0.05)	(0.02)	(0.03)	(0.04)	(0.02)
Distributions from realized gains	(0.01)	—	—	(0.57)	(0.75)

Total dividends and distributions	(0.06)	(0.02)	(0.03)	(0.61)	(0.77)

Net asset value, end of year	$4.68	$4.51	$3.46	$4.33	$6.94

Total return	5.27%	30.94%	(19.46)%	(27.80)%	(17.21)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$53,426	$55,645	$44,152	$62,742	$100,550
Ratio of expenses to average net assets:
After waivers	1.32%	1.14%	1.06%	1.09%	1.04%
After waivers and fees paid indirectly	N/A	1.14%	1.06%	1.09%	1.04%
Before waivers and fees paid indirectly	1.32%	1.14%	1.06%	1.09%	1.04%
Ratio of net investment income (loss) to average net assets:
After waivers	0.57%	0.85%	1.22%	0.30%	(0.06)%
After waivers and fees paid indirectly	N/A	0.85%	1.22%	0.30%	(0.06)%
Before waivers and fees paid indirectly	0.57%	0.85%	1.22%	0.30%	(0.06)%
Portfolio turnover rate	154%	54%	176%	95%	73%

138	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Janus Large Cap Growth Portfolio

	Class IA			Class IB
	Year Ended December 31,		March 25, 2002* to December 31, 2002	Year Ended December 31,				September 1, 2000* to December 31, 2000
	2004	2003		2004	2003	2002	2001
Net asset value, beginning of period	$5.71	$4.53	$6.22	$5.69	$4.52	$6.49	$8.42	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.03	— #	— #	0.01	— #	(0.01)	(0.01)	— #
Net realized and unrealized gain (loss) on investments	0.68	1.18	(1.69)	0.68	1.17	(1.96)	(1.92)	(1.57)

Total from investment operations	0.71	1.18	(1.69)	0.69	1.17	(1.97)	(1.93)	(1.57)

Less distributions:
Dividends from net investment income	(0.03)	—	—	(0.01)	—	—	— #	(0.01)

Net asset value, end of period	$6.39	$5.71	$4.53	$6.37	$5.69	$4.52	$6.49	$8.42

Total return (b)	12.46%	26.05%	(27.17)%	12.22%	25.88%	(30.35)%	(22.91)%	(15.70)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$206	$152	$72	$312,237	$260,330	$161,566	$163,096	$55,402
Ratio of expenses to average net assets:
After waivers (a)	0.90%	0.90%	0.90%	1.15%	1.15%	1.15%	1.15%	1.15%
Before waivers (a)	0.98%	0.99%	1.01%	1.23%	1.24%	1.26%	1.29%	1.37%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.51%	0.03%	0.03%	0.26%	(0.22)%	(0.22)%	(0.27)%	0.65%
Before waivers (a)	0.43%	(0.06)%	(0.08)%	0.18%	(0.31)%	(0.33)%	(0.41)%	0.43%
Portfolio turnover rate	64%	42%	45%	64%	42%	45%	27%	0%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income (loss)	$— #	$— #	$— #	$— #	$— #	$0.01	$0.01	$— #

EQ Advisors Trust	Financial Highlights	139

Financial Highlights (cont’d)

EQ/J.P. Morgan Core Bond Portfolio

	Class IA			Class IB
	Year Ended December 31,		March 25, 2002* to December 31, 2002	Year Ended December 31,
	2004(e)	2003(e)		2004(e)	2003(e)	2002	2001	2000
Net asset value, beginning of period	$11.18	$11.19	$10.77	$11.19	$11.19	$10.76	$10.51	$9.92

Income from investment operations:
Net investment income	0.33	0.34	0.41	0.30	0.31	0.40	0.46	0.54
Net realized and unrealized gain on investments and foreign currency transactions	0.15	0.06	0.61	0.15	0.08	0.61	0.45	0.61

Total from investment operations	0.48	0.40	1.02	0.45	0.39	1.01	0.91	1.15

Less distributions:
Dividends from net investment income	(0.32)	(0.34)	(0.43)	(0.29)	(0.32)	(0.41)	(0.46)	(0.56)
Distributions from realized gains	(0.20)	(0.07)	(0.17)	(0.20)	(0.07)	(0.17)	(0.20)	—

Total dividends and distributions	(0.52)	(0.41)	(0.60)	(0.49)	(0.39)	(0.58)	(0.66)	(0.56)

Net asset value, end of period	$11.14	$11.18	$11.19	$11.15	$11.19	$11.19	$10.76	$10.51

Total return (b)	4.31%	3.62%	9.53%	4.13%	3.38%	9.52%	7.95%	11.55%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,715	$2,122	$131	$1,208,076	$1,081,959	$768,461	$429,056	$233,916
Ratio of expenses to average net assets:
After waivers (a)	0.50%	0.52%	0.55%	0.75%	0.77%	0.80%	0.80%	0.80%
Before waivers (a)	0.50%	0.52%	0.55%	0.75%	0.77%	0.80%	0.81%	0.81%
Ratio of net investment income to average net assets:
After waivers (a)	2.93%	2.98%	4.77%	2.68%	2.73%	4.52%	5.18%	5.92%
Before waivers (a)	2.93%	2.98%	4.77%	2.68%	2.73%	4.52%	5.17%	5.91%
Portfolio turnover rate	560%	464%	166%	560%	464%	166%	211%	185%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	$—	$—	$—	$—	$—	$—	$— #	$—

140	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/JP Morgan Value Opportunities Portfolio

	Class IA			Class IB
	Year Ended December 31,		October 2, 2002* to December 31, 2002	Year Ended December 31,
	2004	2003		2004	2003	2002	2001	2000
Net asset value, beginning of period	$11.23	$8.97	$8.41	$11.26	$8.99	$11.28	$12.22	$11.56

Income from investment operations:
Net investment income	0.19	0.15	0.04	0.17	0.14	0.13	0.11	0.12
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.07	2.27	0.68	1.04	2.27	(2.28)	(0.94)	0.66

Total from investment operations	1.26	2.42	0.72	1.21	2.41	(2.15)	(0.83)	0.78

Less distributions:
Dividends from net investment income	(0.19)	(0.16)	(0.16)	(0.15)	(0.14)	(0.14)	(0.11)	(0.12)

Net asset value, end of period	$12.30	$11.23	$8.97	$12.32	$11.26	$8.99	$11.28	$12.22

Total return (b)	11.21%	27.04%	8.55%	10.81%	26.81%	(19.07)%	(6.73)%	6.69%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$129	$108	$53	$642,993	$613,776	$470,799	$589,382	$564,610
Ratio of expenses to average net assets:
After waivers (a)	0.70%	0.70%	0.70%	0.95%	0.95%	0.95%	0.95%	0.92%
After waivers and fees paid indirectly (a)	0.51%	0.68%	0.69%	0.76%	0.93%	0.94%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.70%	0.70%	0.70%	0.95%	0.95%	0.95%	0.95%	0.92%
Ratio of net investment income to average net assets:
After waivers (a)	1.53%	1.67%	1.54%	1.28%	1.42%	1.29%	1.01%	1.05%
After waivers and fees paid indirectly (a)	1.72%	1.69%	1.55%	1.47%	1.44%	1.30%	N/A	N/A
Before waivers and fees paid indirectly (a)	1.53%	1.67%	1.54%	1.28%	1.42%	1.29%	1.01%	1.05%
Portfolio turnover rate	91%	43%	42%	91%	43%	42%	89%	87%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	$—	$—	$—	$—	$—	$— #	$— #	$—

EQ Advisors Trust	Financial Highlights	141

Financial Highlights (cont’d)

EQ/Lazard Small Cap Value Portfolio

	Class IA			Class IB
	Year Ended December 31,		October 2, 2002* to December 31, 2002	Year Ended December 31,
	2004	2003(e)		2004	2003(e)	2002	2001	2000
Net asset value, beginning of period	$13.29	$9.76	$9.25	$13.30	$9.77	$11.52	$10.76	$9.32

Income from investment operations:
Net investment income	0.07	0.10	0.02	0.03	0.06	0.03	0.05	0.03
Net realized and unrealized gain (loss) on investments	2.20	3.55	0.53	2.19	3.57	(1.61)	1.82	1.68

Total from investment operations	2.27	3.65	0.55	2.22	3.63	(1.58)	1.87	1.71

Less distributions:
Dividends from net investment income	(0.05)	(0.06)	(0.04)	(0.01)	(0.04)	(0.02)	(0.04)	(0.02)
Distributions from realized gains	(1.49)	(0.06)	—	(1.49)	(0.06)	(0.15)	(1.07)	(0.25)

Total dividends and distributions	(1.54)	(0.12)	(0.04)	(1.50)	(0.10)	(0.17)	(1.11)	(0.27)

Net asset value, end of period	$14.02	$13.29	$9.76	$14.02	$13.30	$9.77	$11.52	$10.76

Total return (b)	17.45%	37.69%	5.97%	17.06%	37.42%	(13.87)%	17.74%	18.56%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$281,509	$177,723	$57	$1,042,729	$689,540	$298,035	$175,167	$107,433
Ratio of expenses to average net assets:
After waivers (a)	0.80%	0.85%	0.85%	1.05%	1.10%	1.10%	1.10%	1.12%
After waivers and fees paid indirectly (a)	0.61%	0.75%	0.81%	0.86%	1.00%	1.06%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.80%	0.85%	0.86%	1.05%	1.10%	1.11%	1.13%	1.15%
Ratio of net investment income to average net assets:
After waivers (a)	0.37%	0.70%	0.64%	0.12%	0.45%	0.39%	0.54%	0.31%
After waivers and fees paid indirectly (a)	0.56%	0.80%	0.68%	0.31%	0.55%	0.43%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.37%	0.70%	0.63%	0.12%	0.45%	0.38%	0.51%	0.28%
Portfolio turnover rate	96%	69%	86%	96%	69%	86%	91%	69%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	$—	$—	$— #	$—	$—	$— #	$— #	$—

142	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Long Term Bond Portfolio

	Class IA
	Year Ended December 31,
	2004	2003(e)		2002(e)		2001(e)		2000(e)
Net asset value, beginning of year	$14.37		$14.53		$13.38		$13.27		$12.32

Income from investment operations:
Net investment income	0.77		0.69		0.68		0.70		0.74
Net realized and unrealized gain on investments and foreign currency transactions	0.32		— #		1.10		0.12		1.08

Total from investment operations	1.09		0.69		1.78		0.82		1.82

Less distributions:
Dividends from net investment income	(1.50)		(0.84)		(0.63)		(0.71)		(0.87)
Distributions from realized gains	(0.42)		(0.01)		—		—		—

Total dividends and distributions	(1.92)		(0.85)		(0.63)		(0.71)		(0.87)

Net asset value, end of year	$13.54		$14.37		$14.53		$13.38		$13.27

Total return	7.92%		4.81%		14.06%		6.28%		15.61%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$100,561		$108,325		$118,939		$131,717		$102,733
Ratio of expenses to average net assets:
After waivers	0.75%		0.66%		0.64%		0.62%		0.60%
After waivers and fees paid indirectly	N/A		0.66%		0.64%		0.62%		0.59%
Before waivers and fees paid indirectly	0.75%		0.66%		0.64%		0.62%		0.60%
Ratio of net investment income to average net assets:
After waivers	4.69%		4.65%		5.03%		5.25%		6.01%
After waivers and fees paid indirectly	N/A		4.65%		5.03%		5.25%		6.02%
Before waivers and fees paid indirectly	4.69%		4.65%		5.03%		5.25%		6.01%
Portfolio turnover rate	36%		18%		30%		39%		19%
Effect of voluntary expense limitation during the year:
Per share benefit to net investment income	$— #	$	* *	$	* *	$	* *	$	* *

EQ Advisors Trust	Financial Highlights	143

Financial Highlights (cont’d)

EQ/Marsico Focus Portfolio

	Class IA			Class IB
	Year Ended December 31,		October 2, 2002* to December 31, 2002	Year Ended December 31,			August 31, 2001* to December 31, 2001
	2004	2003		2004	2003	2002
Net asset value, beginning of period	$13.24	$10.07	$10.43	$13.20	$10.07	$11.39	$10.00

Income from investment operations:
Net investment income (loss)	0.01	— #	— #	(0.02)	(0.02)	(0.01)	— #
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.42	3.17	(0.36)	1.41	3.15	(1.30)	1.39

Total from investment operations	1.43	3.17	(0.36)	1.39	3.13	(1.31)	1.39

Less distributions:
Distributions from realized gains	—	—	—	—	—	(0.01)	—

Net asset value, end of period	$14.67	$13.24	$10.07	$14.59	$13.20	$10.07	$11.39

Total return (b)	10.80%	31.48%	(3.45)%	10.53%	31.08%	(11.51)%	13.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$579,357	$338,365	$77	$1,257,708	$903,595	$203,596	$9,292
Ratio of expenses to average net assets:
After waivers (a)	0.90%	0.90%	0.90%	1.15%	1.15%	1.15%	1.15%
After waivers and fees paid indirectly (a)	0.87%	0.85%	0.85%	1.12%	1.10%	1.10%	N/A
Before waivers and fees paid indirectly (a)	0.94%	0.97%	1.08%	1.19%	1.22%	1.33%	3.59%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.05%	(0.07)%	(0.11)%	(0.20)%	(0.32)%	(0.36)%	(0.13)%
After waivers and fees paid indirectly (a)	0.08%	(0.02)%	(0.06)%	(0.17)%	(0.27)%	(0.31)%	N/A
Before waivers and fees paid indirectly (a)	0.01%	(0.14)%	(0.29)%	(0.24)%	(0.39)%	(0.54)%	(2.57)%
Portfolio turnover rate	96%	72%	140%	96%	72%	140%	22%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	$0.01	$— #	$— #	$0.01	$— #	$0.02	$—

144	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Mercury Basic Value Equity Portfolio

	Class IA			Class IB
	Year Ended December 31,		October 2, 2002* to December 31, 2002	Year Ended December 31,
	2004(e)	2003(e)		2004(e)	2003(e)	2002	2001	2000
Net asset value, beginning of period	$14.71	$11.27	$10.10	$14.74	$11.29	$13.77	$13.85	$13.76

Income from investment operations:
Net investment income	0.17	0.14	0.04	0.13	0.10	0.08	0.10	0.21
Net realized and unrealized gain (loss) on investments	1.42	3.40	1.24	1.41	3.42	(2.35)	0.65	1.33

Total from investment operations	1.59	3.54	1.28	1.54	3.52	(2.27)	0.75	1.54

Less distributions:
Dividends from net investment income	(0.16)	(0.10)	(0.11)	(0.12)	(0.07)	(0.08)	(0.10)	(0.21)
Distributions from realized gains	(0.66)	—	—	(0.66)	—	(0.13)	(0.73)	(1.24)

Total dividends and distributions	(0.82)	(0.10)	(0.11)	(0.78)	(0.07)	(0.21)	(0.83)	(1.45)

Net asset value, end of period	$15.48	$14.71	$11.27	$15.50	$14.74	$11.29	$13.77	$13.85

Total return (b)	10.89%	31.57%	12.54%	10.52%	31.28%	(16.68)%	5.49%	11.81%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$636,240	$355,625	$71	$1,459,792	$1,137,826	$680,559	$613,150	$392,035
Ratio of expenses to average net assets:
After waivers (a)	N/A	0.67%	0.70%	N/A	0.92%	0.95%	0.95%	0.92%
After waivers and fees paid indirectly (a)	0.61%	0.66%	0.69%	0.86%	0.91%	0.94%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.63%	0.67%	0.70%	0.88%	0.92%	0.95%	0.95%	0.93%
Ratio of net investment income to average net assets:
After waivers (a)	N/A	1.04%	0.97%	N/A	0.79%	0.72%	0.85%	1.56%
After waivers and fees paid indirectly (a)	1.12%	1.05%	0.98%	0.87%	0.80%	0.73%	N/A	N/A
Before waivers and fees paid indirectly (a)	1.10%	1.04%	0.97%	0.85%	0.79%	0.72%	0.85%	1.55%
Portfolio turnover rate	49%	34%	39%	49%	34%	39%	64%	81%
Effect of voluntary expense limitation during the year:
Per share benefit to net investment income	$—	$—	$—	$—	$—	$—	$— #	$—

EQ Advisors Trust	Financial Highlights	145

Financial Highlights (cont’d)

EQ/Mercury International Value Portfolio(j)

	Class IA			Class IB
	Year Ended December 31,		March 25, 2002* to December 31, 2002	Year Ended December 31,
	2004(e)	2003(e)		2004(e)	2003(e)	2002	2001	2000
Net asset value, beginning of period	$10.86	$8.66	$10.52	$10.86	$8.66	$10.46	$13.44	$19.35

Income from investment operations:
Net investment income	0.17	0.14	0.07	0.14	0.11	0.06	0.08	0.27
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.21	2.30	(1.85)	2.21	2.31	(1.80)	(2.98)	(2.71)

Total from investment operations	2.38	2.44	(1.78)	2.35	2.42	(1.74)	(2.90)	(2.44)

Less distributions:
Dividends from net investment income	(0.21)	(0.24)	(0.08)	(0.18)	(0.22)	(0.06)	(0.06)	(0.19)
Distributions from realized gains	—	—	—	—	—	—	(0.02)	(3.28)

Total dividends and distributions	(0.21)	(0.24)	(0.08)	(0.18)	(0.22)	(0.06)	(0.08)	(3.47)

Net asset value, end of period	$13.03	$10.86	$8.66	$13.03	$10.86	$8.66	$10.46	$13.44

Total return (b)	22.04%	28.27%	(16.90)%	21.73%	28.01%	(16.61)%	(21.55)%	(12.33)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,598	$2,163	$108	$894,530	$675,246	$454,735	$299,090	$357,232
Ratio of expenses to average net assets:				—	—	—	—	—
After waivers (a)	1.00%	1.00%	1.00%	1.25%	1.25%	1.25%	1.25%	1.23%
After waivers and fees paid indirectly (a)	0.93%	0.93%	0.99%	1.18%	1.18%	1.24%	N/A	N/A
Before waivers and fees paid indirectly (a)	1.00%	1.01%	1.05%	1.25%	1.26%	1.30%	1.39%	1.27%
Ratio of net investment income to average net assets:
After waivers (a)	1.42%	1.35%	1.00%	1.17%	1.10%	0.75%	0.66%	1.01%
After waivers and fees paid indirectly (a)	1.49%	1.42%	1.01%	1.24%	1.17%	0.76%	N/A	N/A
Before waivers and fees paid indirectly (a)	1.42%	1.34%	0.95%	1.17%	1.09%	0.70%	0.52%	0.98%
Portfolio turnover rate	63%	163%	55%	63%	163%	55%	76%	112%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	$—	$—	$— #	$—	$—	$— #	$0.02	$0.01

146	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Mergers and Acquisitions Portfolio

	Class IB
	Year Ended December 31, 2004	May 1, 2003* to December 31, 2003(e)
Net asset value, beginning of period	$11.03		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01		(0.02)
Net realized and unrealized gain on investments and foreign currency transactions	0.58		1.10

Total from investment operations	0.59		1.08

Less distributions:
Dividends from net investment income	(0.01)		—
Distributions from realized gains	(0.24)		(0.05)

Total dividends and distributions	(0.25)		(0.05)

Net asset value, end of period	$11.37		$11.03

Total return (b)	5.35%		10.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,080		$3,325
Ratio of expenses to average net assets:
After waivers (a)	1.45%		1.45%
After waivers and fees paid indirectly (a)	1.45%		N/A
Before waivers and fees paid indirectly (a)	2.36%		1.66%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.10%		(0.29)%
After waivers and fees paid indirectly (a)	0.10%		N/A
Before waivers and fees paid indirectly (a)	(0.81)%		(0.50)%
Portfolio turnover rate	149%		87%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income (loss)	$0.10	$	* *

EQ Advisors Trust	Financial Highlights	147

Financial Highlights (cont’d)

EQ/MFS Emerging Growth Companies Portfolio

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2004(e)	2003	2002	2001	2000	2004(e)	2003	2002	2001	2000
Net asset value, beginning of year	$11.80	$9.10	$13.82	$20.91	$27.40	$11.64	$9.00	$13.70	$20.78	$27.33

Income (loss) from investment operations:
Net investment income (loss)	(0.01)	(0.01)	(0.02)	0.07	0.04	(0.04)	(0.04)	(0.05)	(0.04)	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.53	2.71	(4.70)	(7.16)	(5.13)	1.51	2.68	(4.65)	(7.04)	(5.13)

Total from investment operations	1.52	2.70	(4.72)	(7.09)	(5.09)	1.47	2.64	(4.70)	(7.08)	(5.15)

Less distributions:
Distributions from realized gains	—	—	—	— #	(1.40)	—	—	—	— #	(1.40)

Net asset value, end of year	$13.32	$11.80	$9.10	$13.82	$20.91	$13.11	$11.64	$9.00	$13.70	$20.78

Total return	12.88%	29.67%	(34.15)%	(33.89)%	(18.56)%	12.63%	29.33%	(34.31)%	(34.06)%	(18.83)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,988	$27,996	$22,611	$43,918	$72,889	$958,680	$935,920	$758,033	$1,363,276	$2,142,512
Ratio of expenses to average net assets:
After waivers	N/A	N/A	N/A	N/A	0.70%	N/A	N/A	N/A	N/A	0.95%
After waivers and fees paid indirectly	0.66%	0.71%	0.72%	N/A	N/A	0.91%	0.96%	0.97%	N/A	N/A
Before waivers and fees paid indirectly	0.71%	0.72%	0.73%	0.72%	0.70%	0.96%	0.97%	0.98%	0.97%	0.95%
Ratio of net investment income (loss) to average net assets:
After waivers	N/A	N/A	N/A	N/A	0.15%	N/A	N/A	N/A	N/A	(0.11)%
After waivers and fees paid indirectly	(0.05)%	(0.09)%	(0.16)%	N/A	N/A	(0.30)%	(0.34)%	(0.41)%	N/A	N/A
Before waivers and fees paid indirectly	(0.10)%	(0.10)%	(0.17)%	0.02%	0.14%	(0.35)%	(0.35)%	(0.42)%	(0.23)%	(0.11)%
Portfolio turnover rate	101%	105%	110%	278%	203%	101%	105%	110%	278%	203%

148	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/MFS Investors Trust Portfolio

	Class IA			Class IB
	Year Ended December 31,		March 25, 2002* to December 31, 2002	Year Ended December 31,
	2004	2003		2004	2003	2002	2001	2000
Net asset value, beginning of period	$8.54	$7.04	$8.89	$8.55	$7.04	$8.97	$10.72	$10.84

Income from investment operations:
Net investment income	0.07	0.07	0.05	0.05	0.05	0.04	0.04	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.93	1.50	(1.84)	0.92	1.51	(1.93)	(1.75)	(0.12)

Total from investment operations	1.00	1.57	(1.79)	0.97	1.56	(1.89)	(1.71)	(0.08)

Less distributions:
Dividends from net investment income	(0.08)	(0.07)	(0.06)	(0.05)	(0.05)	(0.04)	(0.04)	(0.04)

Net asset value, end of period	$9.46	$8.54	$7.04	$9.47	$8.55	$7.04	$8.97	$10.72

Total return (b)	11.67%	22.28%	(20.11)%	11.37%	22.12%	(21.04)%	(15.97)%	(0.77)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$116	$98	$79	$341,346	$311,991	$201,141	$244,038	$223,078
Ratio of expenses to average net assets:
After waivers (a)	0.70%	0.70%	0.70%	0.95%	0.95%	0.95%	0.95%	0.93%
After waivers and fees paid indirectly (a)	0.66%	0.69%	0.69%	0.91%	0.94%	0.94%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.70%	0.71%	0.71%	0.95%	0.96%	0.96%	0.97%	0.96%
Ratio of net investment income to average net assets:
After waivers (a)	0.80%	0.93%	0.77%	0.55%	0.68%	0.52%	0.48%	0.45%
After waivers and fees paid indirectly (a)	0.84%	0.94%	0.78%	0.59%	0.69%	0.53%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.80%	0.92%	0.76%	0.55%	0.67%	0.51%	0.46%	0.42%
Portfolio turnover rate	90%	88%	70%	90%	88%	70%	84%	65%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	$—	$— #	$— #	$—	$— #	$— #	$— #	$—

EQ Advisors Trust	Financial Highlights	149

Financial Highlights (cont’d)

EQ/Money Market Portfolio

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2004	2003(e)	2002	2001(e)	2000(e)	2004	2003(e)	2002	2001(e)	2000(e)
Net asset value, beginning of year	$10.37	$10.38	$10.37	$10.33	$10.28	$10.31	$10.32	$10.32	$10.28	$10.25

Income from investment operations:
Net investment income	0.12	0.09	0.16	0.39	0.64	0.09	0.06	0.12	0.31	0.61
Net realized and unrealized gain (loss) on investments	(0.01)	— #	— #	— †	—	(0.01)	— #	0.01	0.06 †	(0.01)

Total from investment operations	0.11	0.09	0.16	0.39	0.64	0.08	0.06	0.13	0.37	0.60

Less distributions:
Dividends from net investment income	(0.12)	(0.10)	(0.15)	(0.35)	(0.59)	(0.09)	(0.07)	(0.13)	(0.33)	(0.57)

Net asset value, end of year	$10.36	$10.37	$10.38	$10.37	$10.33	$10.30	$10.31	$10.32	$10.32	$10.28

Total return	1.02%	0.82%	1.54%	3.82%	6.24%	0.77%	0.57%	1.21%	3.63%	5.99%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$598,718	$705,877	$834,792	$860,719	$893,097	$774,625	$942,215	$1,209,341	$1,155,159	$677,333
Ratio of expenses to average net assets	0.39%	0.39%	0.39%	0.40%	0.40%	0.64%	0.64%	0.64%	0.65%	0.65%
Ratio of net investment income to average net assets	1.01%	0.82%	1.48%	3.80%	6.02%	0.76%	0.57%	1.23%	3.38%	5.78%

150	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Montag & Caldwell Growth Portfolio

	Class IA		Class IB
	December 13, 2004* to December 31, 2004(e)		Year Ended December 31,
			2004(e)	2003(e)	2002(e)	2001(e)	2000(e)
Net asset value, beginning of period	$4.73		$4.64	$3.98	$5.21	$5.99	$6.56

Income from investment operations:
Net investment income	—	#	0.01	0.01	0.02	0.02	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.09		0.18	0.67	(1.23)	(0.78)	(0.54)

Total from investment operations	0.09		0.19	0.68	(1.21)	(0.76)	(0.51)

Less distributions:
Dividends from net investment income	(0.02)		(0.02)	(0.02)	(0.02)	(0.02)	(0.01)
Distributions from realized gains	—		—	—	—	—	(0.05)

Total dividends and distributions	(0.02)		(0.02)	(0.02)	(0.02)	(0.02)	(0.06)

Net asset value, end of period	$4.80		$4.81	$4.64	$3.98	$5.21	$5.99

Total return (b)	0.99%		4.10%	17.05%	(23.26)%	(12.56)%	(7.79)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,837		$258,854	$265,471	$208,610	$280,279	$319,207
Ratio of expenses to average net assets
After waivers (a)	0.76	%(c)	1.12%	1.03%	0.86%	0.84%	0.83%
Before waivers (a)	0.76	%(c)	1.12%	1.03%	0.86%	0.84%	0.83%
Ratio of net investment income to average net assets
After waivers (a)	0.47	%(c)	0.11%	0.34%	0.42%	0.34%	0.45%
Before waivers (a)	0.47	%(c)	0.11%	0.34%	0.42%	0.34%	0.45%
Portfolio turnover rate	58%		58%	40%	42%	52%	56%

EQ Advisors Trust	Financial Highlights	151

Financial Highlights (cont’d)

EQ/PIMCO Real Return Portfolio

	Class IB
	Year Ended December31,			February 24, 2002* to December 31, 2002(e)
	2004	2003(e)
Net asset value, beginning of period	$10.33		$10.19		$10.00

Income from investment operations:
Net investment income	0.20		0.24		0.34
Net realized and unrealized gain on investments and foreign currency transactions	0.29		0.31		0.35

Total from investment operations	0.49		0.55		0.69

Less distributions:
Dividends from net investment income	(0.21)		(0.25)		(0.34)
Distributions from realized gains	(0.30)		(0.16)		(0.16)

Total dividends and distributions	(0.51)		(0.41)		(0.50)

Net asset value, end of period	$10.31		$10.33		$10.19

Total return (b)	4.78%		5.65%		7.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$60,511		$51,752		$31,300
Ratio of expenses to average net assets:
After waivers (a)	0.65%		0.65%		0.65%
Before waivers (a)	1.00%		0.82%		0.96%
Ratio of net investment income to average net assets:
After waivers (a)	2.04%		2.26%		3.46%
Before waivers (a)	1.69%		2.09%		3.15%
Portfolio turnover rate	396%		364%		493%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	$0.04	$	**	$	**

152	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Short Duration Bond Portfolio

	Class IB
	Year Ended December 31, 2004	May 1, 2003* to December 31, 2003(e)
Net asset value, beginning of period	$9.98		$10.00

Income from investment operations:
Net investment income	0.23		0.15
Net realized and unrealized loss on investments and foreign currency transactions	(0.06)		(0.04)

Total from investment operations	0.17		0.11

Less distributions:
Dividends from net investment income	(0.23)		(0.13)

Net asset value, end of period	$9.92		$9.98

Total return (b)	1.70%		1.15%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,442		$9,767
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.65%		0.65%
Before waivers and reimbursements (a)	1.22%		0.72%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	2.55%		2.54%
Before waivers and reimbursements (a)	1.98%		2.47%
Portfolio turnover rate	36%		4%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income	$0.06	$	* *

EQ Advisors Trust	Financial Highlights	153

Financial Highlights (cont’d)

EQ/Small Company Index Portfolio

	Class IA			Class IB
	Year Ended December 31,		March 25, 2002* to December 31, 2002	Year Ended December 31
	2004	2003(e)		2004	2003(e)	2002	2001	2000
Net asset value, beginning of period	$10.47	$7.19	$9.32	$10.47	$7.19	$9.15	$9.03	$10.85

Income from investment operations:
Net investment income	0.08	0.07	0.05	0.07	0.04	0.04	0.06	0.09
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.79	3.26	(2.12)	1.77	3.26	(1.96)	0.13	(0.55)

Total from investment operations	1.87	3.33	(2.07)	1.84	3.30	(1.92)	0.19	(0.46)

Less distributions:
Dividends from net investment income	(0.09)	(0.05)	(0.06)	(0.06)	(0.02)	(0.04)	(0.05)	(0.08)
Distributions from realized gains	(0.38)	—	—	(0.38)	—	—	(0.02)	(1.28)

Total dividends and distributions	(0.47)	(0.05)	(0.06)	(0.44)	(0.02)	(0.04)	(0.07)	(1.36)

Net asset value, end of period	$11.87	$10.47	$7.19	$11.87	$10.47	$7.19	$9.15	$9.03

Total return (b)	17.97%	46.30%	(22.23)%	17.67%	45.94%	(20.96)%	2.12%	(3.43)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$18,361	$7,462	$87	$480,368	$319,634	$99,391	$82,203	$72,747
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.38%	0.60%	0.60%	0.63%	0.85%	0.85%	0.82%	0.75%
Before waivers and reimbursements (a)	0.38%	0.60%	0.60%	0.63%	0.85%	0.85%	0.82%	0.93%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.94%	0.75%	0.91%	0.69%	0.50%	0.66%	0.74%	0.73%
Before waivers and reimbursements (a)	0.94%	0.75%	0.91%	0.69%	0.50%	0.66%	0.73%	0.55%
Portfolio turnover rate	21%	32%	29%	21%	32%	29%	36%	59%
Effect of voluntary expense limitation during the year:
Per share benefit to net investment income	$—	$—	$—	$—	$—	$—	$— #	$0.02

154	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Small Company Value Portfolio

	Class IB
	Year Ended December 31,
	2004	2003(e)	2002(e)	2001(e)	2000(e)
Net asset value, beginning of year	$23.56	$17.16	$19.59	$26.19	$31.45

Income from investment operations:
Net investment income	0.01	— #	0.03	0.08	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	4.90	6.42	(1.87)	0.21	0.71

Total from investment operations	4.91	6.42	(1.84)	0.29	0.78

Less distributions:
Dividends from net investment income	— #	(0.02)	(0.07)	(0.07)	(0.05)
Distributions from realized gains	(0.72)	—	(0.52)	(6.82)	(5.99)

Total dividends and distributions	(0.72)	(0.02)	(0.59)	(6.89)	(6.04)

Net asset value, end of year	$27.75	$23.56	$17.16	$19.59	$26.19

Total return	20.93%	37.43%	(9.25)%	5.25%	2.52%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$470,869	$396,914	$306,445	$359,270	$351,270
Ratio of expenses to average net assets:
After waivers	1.17%	1.08%	0.92%	0.90%	0.89%
After waivers and fees paid indirectly	1.16%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly	1.17%	1.08%	0.92%	0.90%	0.89%
Ratio of net investment income to average net assets:
After waivers	0.05%	0.01%	0.14%	0.35%	0.23%
After waivers and fees paid indirectly	0.06%	N/A	N/A	N/A	N/A
Before waivers and fees paid indirectly	0.05%	0.01%	0.14%	0.35%	0.23%
Portfolio turnover rate	10%	8%	10%	29%	41%

EQ Advisors Trust	Financial Highlights	155

Financial Highlights (cont’d)

EQ/TCW Equity Portfolio

	Class IB
	Year Ended December 31,
	2004	2003(e)		2002(e)		2001(e)		2000(e)
Net asset value, beginning of year	$18.72		$12.24		$17.34		$27.92		$38.62

Income (loss) from investment operations:
Net investment loss	(0.17)		(0.11)		(0.08)		(0.14)		(0.21)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.70		6.59		(5.02)		(6.42)		0.27

Total from investment operations	2.53		6.48		(5.10)		(6.56)		0.06

Less distributions:
Dividends from net investment income	—		—		—		—		(0.29)
Distributions from realized gains	—		—		—		(4.02)		(10.47)

Total dividends and distributions	—		—		—		(4.02)		(10.76)

Net asset value, end of year	$21.25		$18.72		$12.24		$17.34		$27.92

Total return	13.51%		52.94%		(29.41)%		(18.81)%		(5.18)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$285,682		$282,945		$199,587		$347,320		$487,915
Ratio of expenses to average net assets:
After waivers	1.15%		1.08%		0.90%		0.88%		0.87%
After waivers and fees paid indirectly	1.14%		1.06%		0.89%		0.88%		0.87%
Before waivers and fees paid indirectly	1.17%		1.08%		0.90%		0.88%		0.87%
Ratio of net investment loss to average net assets:
After waivers	(0.85)%		(0.72)%		(0.59)%		(0.65)%		(0.55)%
After waivers and fees paid indirectly	(0.84)%		(0.70)%		(0.58)%		(0.65)%		(0.55)%
Before waivers and fees paid indirectly	(0.87)%		(0.72)%		(0.59)%		(0.65)%		(0.55)%
Portfolio turnover rate	18%		19%		15%		21%		44%
Effect of voluntary expense limitation during the year:
Per share benefit to net investment loss	$— #	$	* *	$	* *	$	* *	$	* *

156	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/UBS Growth and Income Portfolio

	Class IB
	Year Ended December 31,
	2004	2003(e)		2002(e)		2001(e)		2000(e)
Net asset value, beginning of year	$4.99		$3.95		$5.41		$6.20		$6.16

Income from investment operations:
Net investment income	0.05		0.04		0.04		0.05		0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.61		1.04		(1.45)		(0.79)		(0.01)

Total from investment operations	0.66		1.08		(1.41)		(0.74)		0.06

Less distributions:
Dividends from net investment income	(0.09)		(0.04)		(0.05)		(0.05)		(0.02)
Distributions from realized gains	—		—		—		—		— #

Total dividends and distributions	(0.09)		(0.04)		(0.05)		(0.05)		(0.02)

Net asset value, end of year	$5.56		$4.99		$3.95		$5.41		$6.20

Total return	13.28%		27.56%		(25.95)%		(11.87)%		0.91%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$132,682		$127,894		$111,429		$172,531		$171,353
Ratio of expenses to average net assets:
After waivers	1.05%		1.03%		0.86%		0.85%		0.85%
Before waivers	1.16%		1.03%		0.86%		0.85%		0.85%
Ratio of net investment income to average net assets:
After waivers	0.91%		0.84%		0.81%		0.92%		1.09%
Before waivers	0.80%		0.84%		0.81%		0.92%		1.09%
Portfolio turnover rate	40%		119%		19%		2%		6%
Effect of voluntary expense limitation during the year:
Per share benefit to net investment income	$0.01	$	* *	$	* *	$	* *	$	* *

EQ Advisors Trust	Financial Highlights	157

Financial Highlights (cont’d)

EQ/Van Kampen Emerging Markets Equity Portfolio

	Class IA			Class IB
	Year Ended December 31,		October 2, 2002* to December 31, 2002	Year Ended December 31,
	2004	2003		2004	2003	2002	2001	2000
Net asset value, beginning of period	$8.20	$5.29	$4.85	$8.19	$5.28	$5.61	$5.93	$11.22

Income (loss) from investment operations:
Net investment income (loss)	0.05	0.07	— #	0.04	0.05	(0.01)	0.02	(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.89	2.91	0.44	1.89	2.91	(0.32)	(0.33)	(4.37)

Total from investment operations	1.94	2.98	0.44	1.93	2.96	(0.33)	(0.31)	(4.45)

Less distributions:
Dividends from net investment income	(0.08)	(0.07)	—	(0.06)	(0.05)	-—	—	-—
Distributions from realized gains	—	—	—	—	—	-—	(0.01)	(0.84)

Total dividends and distributions	(0.08)	(0.07)	—	(0.06)	(0.05)	-—	(0.01)	(0.84)

Net asset value, end of period	$10.06	$8.20	$5.29	$10.06	$8.19	$5.28	$5.61	$5.93

Total return (b)	24.01%	56.18%	9.07%	23.58%	56.09%	(6.05)%	(5.09)%	(40.12)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,592	$995	$62	$615,499	$389,893	$193,115	$183,868	$198,044
Ratio of expenses to average net assets:
After waivers (a)	1.55%	1.55%	1.57%	1.80%	1.80%	1.82%	1.78%	1.75%
After waivers and fees paid indirectly (a)	1.50%	1.53%	1.56%	1.75%	1.78%	1.81%	N/A	N/A
Before waivers and fees paid indirectly (a)	1.55%	1.55%	1.62%	1.80%	1.80%	1.87%	2.13%	1.92%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	0.75%	1.33%	0.13%	0.50%	1.08%	(0.12)%	0.32%	(0.86)%
After waivers and fees paid indirectly (a)	0.80%	1.35%	0.14%	0.55%	1.10%	(0.11)%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.75%	1.33%	0.08%	0.50%	1.08%	(0.17)%	(0.03)%	(0.99)%
Portfolio turnover rate	57%	81%	78%	57%	81%	78%	143%	95%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment income (loss)	$—	$— #	$— #	$—	$— #	$— #	$0.02	$0.01

158	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Wells Fargo Montgomery Small Cap Portfolio

	Class IA	Class 1B
	October 1, 2004* to December 31, 2004	October 1, 2004* to December 31, 2004
Net asset value, beginning of period	$10.00	$10.00

Income (loss) from investment operations:
Net investment loss	(0.02)	(0.03)
Net realized and unrealized gain on investments	1.46	1.46

Total from investment operations	1.44	1.43

Net asset value, end of period	$11.44	$11.43

Total return (b)	14.40%	14.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$114	$3,598
Ratio of expenses to average net assets:
After waivers (a)	1.03%	1.28%
After waivers and fees paid indirectly (a)	1.01%	1.26%
Before waivers and fees paid indirectly (a)	7.36%	7.61%
Ratio of net investment loss to average net assets:
After waivers (a)	(0.81)%	(1.06)%
After waivers and fees paid indirectly (a)	(0.79)%	(1.04)%
Before waivers and fees paid indirectly (a)	(7.14)%	(7.39)%
Portfolio turnover rate	47%	47%
Effect of voluntary expense limitation during the period:
Per share benefit to net investment loss	$0.65	$0.65

EQ Advisors Trust	Financial Highlights	159

Financial Highlights (cont’d)

*	Commencement of Operations.
**	Prior to December 31, 2004, these ratios and per share amounts were not provided.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
#	Per share amount is less than $0.01.
‡	Amount is less than 1%.
‡‡	Amount is less than 0.01%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for investment income and non-class specific expense.
(e)	Net investment income and capital changes per share are based on monthly average shares outstanding.
(f)	On October 6, 2000, this Portfolio received, through a substitution transaction, the assets and liabilities of the BT Equity 500 Index Portfolio that followed the same investment objectives as this Portfolio. The information from January 1, 2000 through August 31, 2000 is that of the predecessor Alliance Equity Index Portfolio. Information prior to the year ended December 31, 2000 includes the results of operations of the predecessor BT Equity 500 Index Portfolio.
(g)	On May 19, 2001, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/T. Rowe Price Equity Income Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2001 represents the results of operations of the EQ/Lazard Large Cap Value Portfolio.
(h)	On November 22, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Alliance Global Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Alliance International Portfolio.
(i)	On November 22, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/MFS Research Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Capital Guardian Research Portfolio.
(j)	On April 26, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/T.Rowe Price International Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Mercury International Value Portfolio.
(k)	On July 12, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/AXP Strategy Aggressive Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Alliance Small Cap Growth Portfolio.
(l)	On July 12, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/AXP New Dimensions Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Capital Guardian U.S. Equity Portfolio.
(m)	On May 2, 2003, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/International Equity Index Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2003 represents the results of operations of the EQ/Alliance International Portfolio.

160	Financial Highlights	EQ Advisors Trust

If you would like more information about the Portfolios, the following documents are available free upon request. The Trust does not have a website available for accessing such information.

Annual and Semi-Annual Reports – Includes more information about the Portfolios’ performance. The reports usually include performance information, a discussion of market conditions and the investment strategies that affected the Portfolios’ performance during the last fiscal year.

Statement of Additional Information (SAI) – Provides more detailed information about the Portfolios, has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

Portfolio Holdings – A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities holdings is available in the Portfolios’ SAI.

To order a free copy of a portfolio’s SAI and/or Annual and Semi-Annual Report,

contact your financial professional, or the portfolios at:

EQ Advisors Trust

1290 Avenue of the Americas

New York, New York 10104

Telephone: 1-877-222-2144

Your financial professional or EQ Advisors Trust will also be happy to answer your questions or to provide any additional information that you may require.

Information about the Portfolios (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the portfolios are available on the EDGAR database on the SEC’s Internet site at:

http://www.sec.gov.

Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following

E-mail address:

publicinfo@sec.gov or by writing the SEC’s

Public Reference Section,

Washington, D.C. 20549-0102.

EQ Advisors Trust

(Investment Company Act File No. 811-07953)

© 2005 EQ Advisors Trust